UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Annual Report

September 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Asset Manager 20%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Asset Manager 30%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Asset Manager 40%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Asset Manager 50%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Asset Manager 60%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Asset Manager 70%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Asset Manager 85%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Reports of Independent Registered Public Accounting Firms	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Fidelity Asset Manager 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Asset Manager 20%	7.90%	4.60%	4.70%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Asset Manager 20%, a class of the fund, on September 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Asset Manager 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of class A
Asset Manager 30%	7.77%	-2.32%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Asset Manager 30%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Asset Manager 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of class A
Asset Manager 40%	7.00%	-4.22%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Asset Manager 40%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Asset Manager 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Asset Manager 50%	7.78%	3.08%	3.22%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Asset Manager 50%, a class of the fund, on September 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500 SM Index (S&P 500 ®) performed over the same period.

Annual Report

Fidelity Asset Manager 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of class A
Asset Manager 60%	7.81%	-7.22%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Asset Manager 60%, a class of the fund, on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Asset Manager 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Asset Manager 70%	5.59%	2.22%	1.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Asset Manager 70%, a class of the fund, on September 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Asset Manager 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Asset Manager 85%	4.54%	3.16%	2.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Asset Manager 85%, a class of the fund, on September 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets came almost full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off, as unprecedented government intervention programs to shore up the credit markets and stimulate economic growth began to take root. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in part by a weaker dollar. Within the bond space, spread-based products replaced Treasuries later in the period as the favored sector for fixed-income investors. For the year, the overall investment-grade bond universe, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 10.56%, while high-yield corporate bonds finished the period with an advance of 22.73%, as gauged by the Merrill Lynch® U.S. High Yield Master II Constrained Index.

Comments from Geoffrey Stein, who became Portfolio Manager of Fidelity Asset Manager® Funds on June 1, 2009: In the midst of a dramatically improved market environment during most of the period for both stocks and credit-sensitive bonds, all seven of the Asset Manager funds outperformed their Composite benchmarks by substantial margins for the year ending September 30, 2009. Strong domestic-equity stock selection and favorable asset-allocation positioning overall fueled the funds' solid relative results. Shifting into higher-beta - meaning more-volatile - stocks during the first quarter of 2009 proved to be the right strategy at the right time to capitalize on the ensuing market rally. In total, nine of the 10 underlying domestic equity sector central funds beat their respective components of the Composite index, with consumer discretionary performing in line with its benchmark component. Within the domestic equity sector central funds, favorable security selection in technology contributed the most to relative returns, followed by picks in financials, health care, industrials and energy. From a market-capitalization perspective, overweighting mid- and small-cap stocks - particularly in the $1 billion to $10 billion range - was the correct positioning, as stocks in these capitalization tiers outperformed their large-cap counterparts amid a sustained market rebound during the period's second half. Concerning our equity and fixed-income asset-allocation strategies, by continually rebalancing our domestic equity stakes early in the period, our allocations were positioned to rebound as the market bottomed in March and then rallied sharply, which aided performance in most of the funds. In addition to domestic equities, out-of-index positions in emerging-markets (EM) equities, high-yield bonds and floating-rate bank-loan securities also contributed. In order to fund our allocations to high-yield and floating-rate debt and EM equities, we underweighted cash across all of the funds - except Asset Manager 85% -which also boosted relative returns. In Asset Manager 85%, an out-of-benchmark cash position of roughly 2% actually helped on a relative basis because the positive return generated by the cash beat the negative return of the fund's benchmark. In terms of detractors, stock selection in international equity dampened returns across all funds, but the negative impact was minimal in Asset Manager 20% and 30%, where the allocation to foreign equities was very small. In addition, our generally underweighted exposure to investment-grade bonds detracted from performance in most of the funds, despite the underlying central fund outperforming its benchmark.

Note to shareholders: In conjunction with an adjustment to Fidelity's planning and guidance methodology, Fidelity will modify the international equity exposure within the Asset Manager funds' target asset allocations. Effective October 2, 2009, each Asset Manager fund will increase the international equity exposure within its target asset allocation to 30% of total equity, and modify its composite performance benchmark accordingly. Fidelity believes this change improves the risk and return characteristics of the funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Fidelity Asset Manager 20%
Class A	.86%
Actual		$ 1,000.00	$ 1,168.60	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.36
Class T	1.10%
Actual		$ 1,000.00	$ 1,166.30	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class B	1.65%
Actual		$ 1,000.00	$ 1,164.50	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.63%
Actual		$ 1,000.00	$ 1,164.90	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.24
Asset Manager 20%	.58%
Actual		$ 1,000.00	$ 1,170.90	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,022.16	$ 2.94
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,171.00	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,212.70	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,210.20	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,207.00	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,206.20	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 1,212.70	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,212.70	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,248.50	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,246.40	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,241.80	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,243.10	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 1,249.20	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,249.20	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Fidelity Asset Manager 50%
Class A	1.00%
Actual		$ 1,000.00	$ 1,293.90	$ 5.75
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class T	1.27%
Actual		$ 1,000.00	$ 1,292.40	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.43
Class B	1.85%
Actual		$ 1,000.00	$ 1,288.80	$ 10.61
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class C	1.80%
Actual		$ 1,000.00	$ 1,288.20	$ 10.33
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.10
Asset Manager 50%	.76%
Actual		$ 1,000.00	$ 1,295.20	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,296.10	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.61	$ 3.50
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,324.40	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.35%
Actual		$ 1,000.00	$ 1,323.90	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.85%
Actual		$ 1,000.00	$ 1,320.20	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.85%
Actual		$ 1,000.00	$ 1,322.30	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 1,327.60	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,327.60	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Fidelity Asset Manager 70%
Class A	1.18%
Actual		$ 1,000.00	$ 1,361.30	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.97
Class T	1.43%
Actual		$ 1,000.00	$ 1,358.40	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.23
Class B	1.95%
Actual		$ 1,000.00	$ 1,356.20	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,015.29	$ 9.85
Class C	1.89%
Actual		$ 1,000.00	$ 1,356.20	$ 11.16
HypotheticalA		$ 1,000.00	$ 1,015.59	$ 9.55
Asset Manager 70%	.85%
Actual		$ 1,000.00	$ 1,362.90	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,362.90	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Fidelity Asset Manager 85%
Class A	1.15%
Actual		$ 1,000.00	$ 1,409.80	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class T	1.42%
Actual		$ 1,000.00	$ 1,408.30	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.18
Class B	1.98%
Actual		$ 1,000.00	$ 1,403.80	$ 11.93
HypotheticalA		$ 1,000.00	$ 1,015.14	$ 10.00
Class C	1.93%
Actual		$ 1,000.00	$ 1,404.30	$ 11.63
HypotheticalA		$ 1,000.00	$ 1,015.39	$ 9.75
Asset Manager 85%	.94%
Actual		$ 1,000.00	$ 1,412.10	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,020.36	$ 4.76
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,413.80	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Funds annualized expense ratio.

In addition to the expenses noted above, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .12%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.7	15.6
U.S. Treasury Obligations	14.3	6.4
Freddie Mac	2.2	2.6
Government National Mortgage Association	0.6	2.6
JPMorgan Chase Capital XX	0.5	0.4
	33.3
Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 32.8%	U.S. Government and U.S. Government Agency Obligations 27.6%
AAA,AA,A 12.4%	AAA,AA,A 13.3%
BBB 10.7%	BBB 10.0%
BB and Below 6.3%	BB and Below 7.1%
Not Rated 0.2%	Not Rated 0.3%
Equities 21.0%	Equities 19.4%
Short-Term Investments and Net Other Assets 16.6%	Short-Term Investments and Net Other Assets 22.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.2
Google, Inc. Class A	0.3	0.3
Procter & Gamble Co.	0.2	0.3
Pfizer, Inc.	0.2	0.1
Charles Schwab Corp.	0.2	0.0
	1.2
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 20.9%	Stock Class and Equity Futures 19.4%
Bond Class 58.4%	Bond Class 56.6%
Short-Term Class 20.7%	Short-Term Class 24.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	3.8
Fidelity Financials Central Fund	3.1
Fidelity Health Care Central Fund	2.6
Fidelity Energy Central Fund	2.3
Fidelity Industrials Central Fund	2.2
Fidelity Consumer Discretionary Central Fund	1.9
Fidelity Consumer Staples Central Fund	1.9
Fidelity International Equity Central Fund	1.1
Fidelity Materials Central Fund	0.9
Fidelity Telecom Services Central Fund	0.7
Fidelity Utilities Central Fund	0.7
Total Equity Central Funds	21.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	54.8
Total Fixed-Income Central Funds	59.9
Money Market Central Funds	18.9
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 9.0% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 21.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	485,022	$ 44,675,351
Fidelity Consumer Staples Central Fund (b)	394,725	45,057,822
Fidelity Energy Central Fund (b)	546,892	54,207,979
Fidelity Financials Central Fund (b)	1,267,434	73,751,990
Fidelity Health Care Central Fund (b)	610,494	61,659,926
Fidelity Industrials Central Fund (b)	518,506	52,695,777
Fidelity Information Technology Central Fund (b)	724,762	89,102,247
Fidelity International Equity Central Fund (b)	409,869	26,661,977
Fidelity Materials Central Fund (b)	160,366	20,193,264
Fidelity Telecom Services Central Fund (b)	152,867	15,219,399
Fidelity Utilities Central Fund (b)	187,247	16,532,066
TOTAL EQUITY CENTRAL FUNDS (Cost $525,660,348)		499,757,798
Fixed-Income Central Funds - 59.9%

High Yield Fixed-Income Funds - 5.1%
Fidelity Floating Rate Central Fund (b)	295,201	26,813,071
Fidelity High Income Central Fund 1 (b)	1,048,404	92,773,272
TOTAL HIGH YIELD FIXED-INCOME FUNDS		119,586,343
Investment Grade Fixed-Income Funds - 54.8%
Fidelity Tactical Income Central Fund (b)	13,649,544	1,291,110,352
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,428,182,003)		1,410,696,695
Money Market Central Funds - 18.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	33,566,053	$ 33,566,053
Fidelity Money Market Central Fund, 0.60% (a)	410,550,134	410,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $444,116,187)		444,116,187
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,397,958,538)	2,354,570,680
NET OTHER ASSETS - 0.0%	239,537
NET ASSETS - 100%	$ 2,354,810,217
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,171,183
Fidelity Consumer Discretionary Central Fund	679,426
Fidelity Consumer Staples Central Fund	1,140,450
Fidelity Energy Central Fund	499,004
Fidelity Financials Central Fund	1,514,306
Fidelity Floating Rate Central Fund	2,459,618
Fidelity Health Care Central Fund	722,757
Fidelity High Income Central Fund 1	6,546,550
Fidelity Industrials Central Fund	955,918
Fidelity Information Technology Central Fund	585,733
Fidelity International Equity Central Fund	321,199
Fidelity Materials Central Fund	309,593
Fidelity Money Market Central Fund	5,109,378
Fidelity Tactical Income Central Fund	53,793,437
Fidelity Telecom Services Central Fund	274,648
Fidelity Utilities Central Fund	589,546
Total	$ 76,672,746
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 9,187,790	$ 7,369,840	$ 44,675,351	8.6%
Fidelity Consumer Staples Central Fund	43,280,780	9,915,583	7,701,524	45,057,822	8.7%
Fidelity Energy Central Fund	45,971,670	19,298,823	8,173,672	54,207,979	9.4%
Fidelity Financials Central Fund	67,032,602	22,632,822	7,854,488	73,751,990	9.6%
Fidelity Floating Rate Central Fund	67,675,508	2,823,864	40,135,484	26,813,071	0.9%
Fidelity Health Care Central Fund	54,027,771	17,282,411	10,784,516	61,659,926	9.2%
Fidelity High Income Central Fund 1	42,245,646	43,077,160	1,724,386	92,773,272	18.2%
Fidelity Industrials Central Fund	50,521,309	12,506,465	8,710,687	52,695,777	8.8%
Fidelity Information Technology Central Fund	62,956,141	18,067,661	11,828,955	89,102,247	8.9%
Fidelity International Equity Central Fund	-	22,200,728	193,681	26,661,977	4.2%
Fidelity Materials Central Fund	15,341,018	4,597,107	2,993,757	20,193,264	8.8%
Fidelity Tactical Income Central Fund	1,082,230,662	283,043,467	133,925,715	1,291,110,352	29.3%
Fidelity Telecom Services Central Fund	12,667,166	3,171,200	2,534,078	15,219,399	8.8%
Fidelity Utilities Central Fund	15,447,872	4,648,407	2,738,740	16,532,066	9.2%
Total	$ 1,602,297,444	$ 472,453,488	$ 246,669,523	$ 1,910,454,493
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $109,929,389 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $70,092,243 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $2,397,958,538) - See accompanying schedule:		$ 2,354,570,680
Receivable for investments sold		633,325
Receivable for fund shares sold		3,913,305
Distributions receivable from Fidelity Central Funds		5,408,210
Prepaid expenses		11,317
Receivable from investment adviser for expense reductions		95
Total assets		2,364,536,932

Liabilities
Payable for investments purchased	$ 6,292,125
Payable for fund shares redeemed	2,324,954
Accrued management fee	801,294
Distribution fees payable	18,132
Other affiliated payables	261,399
Other payables and accrued expenses	28,811
Total liabilities		9,726,715

Net Assets		$ 2,354,810,217
Net Assets consist of:
Paid in capital		$ 2,497,555,882
Undistributed net investment income		3,231,753
Accumulated undistributed net realized gain (loss) on investments		(102,589,560)
Net unrealized appreciation (depreciation) on investments		(43,387,858)
Net Assets		$ 2,354,810,217

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,487,577 ÷ 2,074,584 shares)		$ 11.80

Maximum offering price per share (100/94.25 of $11.80)		$ 12.52
Class T: Net Asset Value and redemption price per share ($10,032,090 ÷ 851,260 shares)		$ 11.78

Maximum offering price per share (100/96.50 of $11.78)		$ 12.21
Class B: Net Asset Value and offering price per share ($2,712,207 ÷ 230,420 shares)A		$ 11.77

Class C: Net Asset Value and offering price per share ($9,189,262 ÷ 781,554 shares)A		$ 11.76

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,305,691,732 ÷ 195,088,270 shares)		$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,697,349 ÷ 228,280 shares)		$ 11.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 2,448
Income from Fidelity Central Funds		76,672,746
Total income		76,675,194

Expenses
Management fee	$ 8,288,972
Transfer agent fees	2,213,862
Distribution fees	142,116
Accounting fees and expenses	651,792
Custodian fees and expenses	5,025
Independent trustees' compensation	7,308
Registration fees	125,233
Audit	51,703
Legal	10,719
Miscellaneous	85,713
Total expenses before reductions	11,582,443
Expense reductions	(34,107)	11,548,336
Net investment income (loss)		65,126,858
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	634,279
Fidelity Central Funds	(23,977,067)
Futures contracts	(7,536,941)
Total net realized gain (loss)		(30,879,729)
Change in net unrealized appreciation (depreciation) on: Investment securities	106,345,918
Futures contracts	1,367,696
Total change in net unrealized appreciation (depreciation)		107,713,614
Net gain (loss)		76,833,885
Net increase (decrease) in net assets resulting from operations		$ 141,960,743

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,126,858	$ 86,585,401
Net realized gain (loss)	(30,879,729)	(18,069,996)
Change in net unrealized appreciation (depreciation)	107,713,614	(241,275,471)
Net increase (decrease) in net assets resulting from operations	141,960,743	(172,760,066)
Distributions to shareholders from net investment income	(71,793,201)	(91,104,113)
Distributions to shareholders from net realized gain	-	(49,576,396)
Total distributions	(71,793,201)	(140,680,509)
Share transactions - net increase (decrease)	(1,051,686)	79,342,713
Total increase (decrease) in net assets	69,115,856	(234,097,862)

Net Assets
Beginning of period	2,285,694,361	2,519,792,223
End of period (including undistributed net investment income of $3,231,753 and undistributed net investment income of $11,795,814, respectively)	$ 2,354,810,217	$ 2,285,694,361

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.33	.39	.48
Net realized and unrealized gain (loss)	.48	(1.27)	.40
Total from investment operations	.81	(.88)	.88
Distributions from net investment income	(.36)	(.42)	(.52)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.87%	.86%	.87% A
Expenses net of all reductions	.87%	.86%	.87% A
Net investment income (loss)	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.30	.36	.45
Net realized and unrealized gain (loss)	.48	(1.28)	.40
Total from investment operations	.78	(.92)	.85
Distributions from net investment income	(.33)	(.38)	(.51)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.11%	1.12%	1.11% A
Net investment income (loss)	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24	.29	.39
Net realized and unrealized gain (loss)	.49	(1.27)	.38
Total from investment operations	.73	(.98)	.77
Distributions from net investment income	(.28)	(.32)	(.44)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.65%	1.66%	1.65% A
Net investment income (loss)	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24	.29	.39
Net realized and unrealized gain (loss)	.49	(1.26)	.38
Total from investment operations	.73	(.97)	.77
Distributions from net investment income	(.28)	(.33)	(.45)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.63%	1.64%	1.64% A
Net investment income (loss)	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Income from Investment Operations
Net investment income (loss) B	.35	.43	.53	.46	.33
Net realized and unrealized gain (loss)	.50	(1.28)	.38	.39	.74
Total from investment operations	.85	(.85)	.91	.85	1.07
Distributions from net investment income	(.39)	(.45)	(.55)	(.43)	(.32)
Distributions from net realized gain	-	(.25)	(.59)	(.28)	-
Total distributions	(.39)	(.70)	(1.14)	(.71)	(.32)
Net asset value, end of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Total Return A	7.90%	(6.90)%	7.26%	6.77%	8.85%
Ratios to Average Net Assets D
Expenses before reductions	.58%	.56%	.57%	.58%	.60%
Expenses net of fee waivers, if any	.58%	.56%	.57%	.58%	.60%
Expenses net of all reductions	.58%	.56%	.57%	.57%	.58%
Net investment income (loss)	3.30%	3.48%	4.15%	3.58%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038
Portfolio turnover rate C	16%	5%	6%	81% E	81% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

E Portfolio turnover rate excludes securities received or delivered in kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.36	.42	.53
Net realized and unrealized gain (loss)	.50	(1.27)	.38
Total from investment operations	.86	(.85)	.91
Distributions from net investment income	(.39)	(.45)	(.55)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	8.00%	(6.91)%	7.24%
Ratios to Average Net AssetsG
Expenses before reductions	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.56%	.57%	.59% A
Expenses net of all reductions	.56%	.56%	.59% A
Net investment income (loss)	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.2	15.6
U.S. Treasury Obligations	13.8	6.3
Freddie Mac	2.2	2.5
Government National Mortgage Association	0.6	2.6
JPMorgan Chase Capital XX	0.5	0.4
	32.3
Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 31.8%	U.S. Government and U.S. Government Agency Obligations 27.4%
AAA,AA,A 11.5%	AAA,AA,A 13.3%
BBB 10.5%	BBB 9.9%
BB and Below 6.3%	BB and Below 7.0%
Not Rated 0.2%	Not Rated 0.3%
Equities 30.3%	Equities 29.2%
Short-Term Investments and Net Other Assets 9.4%	Short-Term Investments and Net Other Assets 12.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.3
Procter & Gamble Co.	0.3	0.5
Google, Inc. Class A	0.4	0.3
Pfizer, Inc.	0.3	0.2
Charles Schwab Corp.	0.3	0.0
	1.8
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 30.3%	Stock Class and Equity Futures 29.1%
Bond Class 56.6%	Bond Class 56.3%
Short-Term Class 13.1%	Short-Term Class 14.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	5.5
Fidelity Financials Central Fund	4.7
Fidelity Health Care Central Fund	3.9
Fidelity Energy Central Fund	3.3
Fidelity Industrials Central Fund	3.3
Fidelity Consumer Discretionary Central Fund	3.0
Fidelity Consumer Staples Central Fund	3.0
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity International Equity Central Fund	1.0
Fidelity Telecom Services Central Fund	0.9
Total Equity Central Funds	30.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	52.9
Total Fixed-Income Central Funds	57.9
Money Market Central Funds	10.8
Net Other Assets	0.5
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 10.0% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 30.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	23,380	$ 2,153,509
Fidelity Consumer Staples Central Fund (b)	18,603	2,123,558
Fidelity Energy Central Fund (b)	24,181	2,396,832
Fidelity Financials Central Fund (b)	58,285	3,391,587
Fidelity Health Care Central Fund (b)	27,628	2,790,440
Fidelity Industrials Central Fund (b)	23,091	2,346,736
Fidelity Information Technology Central Fund (b)	32,258	3,965,785
Fidelity International Equity Central Fund (b)	10,964	713,202
Fidelity Materials Central Fund (b)	6,531	822,400
Fidelity Telecom Services Central Fund (b)	6,114	608,687
Fidelity Utilities Central Fund (b)	9,153	808,087
TOTAL EQUITY CENTRAL FUNDS (Cost $21,739,032)		22,120,823
Fixed-Income Central Funds - 57.9%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	9,421	855,694
Fidelity High Income Central Fund 1 (b)	30,811	2,726,495
TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,582,189
Investment Grade Fixed-Income Funds - 52.9%
Fidelity Tactical Income Central Fund (b)	401,473	37,975,333
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $40,331,741)		41,557,522
Money Market Central Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	2,806,891	$ 2,806,891
Fidelity Money Market Central Fund, 0.60% (a)	4,900,000	4,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $7,706,891)		7,706,891
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $69,777,664)	71,385,236
NET OTHER ASSETS - 0.5%	352,745
NET ASSETS - 100%	$ 71,737,981
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,180
Fidelity Consumer Discretionary Central Fund	20,707
Fidelity Consumer Staples Central Fund	35,542
Fidelity Energy Central Fund	15,925
Fidelity Financials Central Fund	43,582
Fidelity Floating Rate Central Fund	43,117
Fidelity Health Care Central Fund	21,112
Fidelity High Income Central Fund 1	128,645
Fidelity Industrials Central Fund	27,423
Fidelity Information Technology Central Fund	17,972
Fidelity International Equity Central Fund	7,870
Fidelity Materials Central Fund	8,710
Fidelity Money Market Central Fund	19,579
Fidelity Tactical Income Central Fund	1,021,832
Fidelity Telecom Services Central Fund	7,558
Fidelity Utilities Central Fund	19,034
Total	$ 1,472,788
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 1,096,230	$ 104,201	$ 2,153,509	0.4%
Fidelity Consumer Staples Central Fund	973,588	1,142,631	125,944	2,123,558	0.4%
Fidelity Energy Central Fund	1,034,093	1,465,600	285,882	2,396,832	0.4%
Fidelity Financials Central Fund	1,507,852	1,859,405	155,397	3,391,587	0.4%
Fidelity Floating Rate Central Fund	1,013,697	479,453	643,329	855,694	0.0%
Fidelity Health Care Central Fund	1,215,308	1,495,210	151,841	2,790,440	0.4%
Fidelity High Income Central Fund 1	637,595	1,977,307	134,779	2,726,495	0.5%
Fidelity Industrials Central Fund	1,136,447	1,200,534	177,539	2,346,736	0.4%
Fidelity Information Technology Central Fund	1,416,220	1,873,725	272,651	3,965,785	0.4%
Fidelity International Equity Central Fund	-	597,081	-	713,202	0.1%
Fidelity Materials Central Fund	345,142	423,490	108,398	822,400	0.4%
Fidelity Tactical Income Central Fund	13,876,261	24,063,360	1,942,435	37,975,333	0.9%
Fidelity Telecom Services Central Fund	285,000	299,689	67,672	608,687	0.4%
Fidelity Utilities Central Fund	347,516	482,951	41,200	808,087	0.4%
Total	$ 24,753,791	$ 38,456,666	$ 4,211,268	$ 63,678,345
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	1.3%
Bermuda	1.2%
Canada	1.1%
Others (individually less than 1%)	6.4%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $270,253 of which $10,213 and $260,040 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $728,141 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $69,777,664) - See accompanying schedule:		$ 71,385,236
Receivable for investments sold		22,364
Receivable for fund shares sold		442,379
Distributions receivable from Fidelity Central Funds		150,197
Prepaid expenses		310
Receivable from investment adviser for expense reductions		38,129
Total assets		72,038,615

Liabilities
Payable for investments purchased	$ 210,887
Payable for fund shares redeemed	14,349
Accrued management fee	23,512
Distribution fees payable	4,380
Other affiliated payables	7,745
Other payables and accrued expenses	39,761
Total liabilities		300,634

Net Assets		$ 71,737,981
Net Assets consist of:
Paid in capital		$ 70,590,710
Undistributed net investment income		157,639
Accumulated undistributed net realized gain (loss) on investments		(617,940)
Net unrealized appreciation (depreciation) on investments		1,607,572
Net Assets		$ 71,737,981

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,305,301 ÷ 476,481 shares)		$ 9.04

Maximum offering price per share (100/94.25 of $9.04)		$ 9.59
Class T: Net Asset Value and redemption price per share ($2,181,202 ÷ 241,502 shares)		$ 9.03

Maximum offering price per share (100/96.50 of $9.03)		$ 9.36
Class B: Net Asset Value and offering price per share ($772,519 ÷ 85,569 shares)A		$ 9.03

Class C: Net Asset Value and offering price per share ($2,498,914 ÷ 277,221 shares)A		$ 9.01

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($61,207,289 ÷ 6,770,261 shares)		$ 9.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($772,756 ÷ 85,481 shares)		$ 9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 657
Income from Fidelity Central Funds		1,472,788
Total income		1,473,445

Expenses
Management fee	$ 168,728
Transfer agent fees	47,001
Distribution fees	32,950
Accounting fees and expenses	16,708
Custodian fees and expenses	5,008
Independent trustees' compensation	134
Registration fees	67,768
Audit	61,448
Legal	137
Miscellaneous	1,521
Total expenses before reductions	401,403
Expense reductions	(107,567)	293,836
Net investment income (loss)		1,179,609
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	98
Fidelity Central Funds	63,714
Futures contracts	(55,838)
Total net realized gain (loss)		7,974
Change in net unrealized appreciation (depreciation) on: Investment securities	4,615,333
Futures contracts	10,142
Total change in net unrealized appreciation (depreciation)		4,625,475
Net gain (loss)		4,633,449
Net increase (decrease) in net assets resulting from operations		$ 5,813,058

Statement of Changes in Net Assets

	Year ended September 30, 2009	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,179,609	$ 697,480
Net realized gain (loss)	7,974	(584,261)
Change in net unrealized appreciation (depreciation)	4,625,475	(3,017,903)
Net increase (decrease) in net assets resulting from operations	5,813,058	(2,904,684)
Distributions to shareholders from net investment income	(1,165,886)	(595,233)
Share transactions - net increase (decrease)	36,657,851	33,932,875
Total increase (decrease) in net assets	41,305,023	30,432,958

Net Assets
Beginning of period	30,432,958	-
End of period (including undistributed net investment income of $157,639 and undistributed net investment income of $143,916, respectively)	$ 71,737,981	$ 30,432,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.24
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.62	(1.15)
Distributions from net investment income	(.24)	(.19)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C,D	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.98% A
Expenses net of all reductions	.89%	.98% A
Net investment income (loss)	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,305	$ 1,159
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.22
Net realized and unrealized gain (loss)	.40	(1.40)
Total from investment operations	.60	(1.18)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 9.03	$ 8.65
Total Return B,C,D	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15%	1.20% A
Expenses net of all reductions	1.14%	1.20% A
Net investment income (loss)	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,181	$ 1,074
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.56	(1.22)
Distributions from net investment income	(.18)	(.13)
Net asset value, end of period	$ 9.03	$ 8.65
Total Return B,C,D	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.73% A
Expenses net of all reductions	1.65%	1.73% A
Net investment income (loss)	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 773	$ 480
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17
Net realized and unrealized gain (loss)	.39	(1.39)
Total from investment operations	.55	(1.22)
Distributions from net investment income	(.18)	(.14)
Net asset value, end of period	$ 9.01	$ 8.64
Total Return B,C,D	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.70% A
Net investment income (loss)	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,499	$ 1,495
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.26
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.64	(1.13)
Distributions from net investment income	(.26)	(.21)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.90%	1.24% A
Expenses net of fee waivers, if any	.65%	.73% A
Expenses net of all reductions	.65%	.72% A
Net investment income (loss)	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,207	$ 26,016
Portfolio turnover rate E	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.26
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.64	(1.13)
Distributions from net investment income	(.26)	(.21)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.75% A
Expenses net of all reductions	.65%	.75% A
Net investment income (loss)	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 773	$ 209
Portfolio turnover rate E	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.2	13.7
U.S. Treasury Obligations	12.0	5.6
Freddie Mac	1.9	2.2
Government National Mortgage Association	0.5	2.3
JPMorgan Chase Capital XX	0.4	0.4
	28.0
Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 27.6%	U.S. Government and U.S. Government Agency Obligations 24.1%
AAA,AA,A 10.0%	AAA,AA,A 11.6%
BBB 9.1%	BBB 9.0%
BB and Below 6.0%	BB and Below 6.4%
Not Rated 0.2%	Not Rated 0.3%
Equities 40.4%	Equities 38.2%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 10.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.3
Procter & Gamble Co.	0.4	0.5
Google, Inc. Class A	0.5	0.3
Pfizer, Inc.	0.4	0.2
Charles Schwab Corp.	0.3	0.0
	2.2
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 40.3%	Stock Class and Equity Futures 38.0%
Bond Class 49.7%	Bond Class 50.0%
Short-Term Class 10.0%	Short-Term Class 12.0%

Asset Allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	6.7
Fidelity Financials Central Fund	5.7
Fidelity Health Care Central Fund	4.7
Fidelity Energy Central Fund	4.0
Fidelity International Equity Central Fund	4.0
Fidelity Industrials Central Fund	3.9
Fidelity Consumer Discretionary Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.6
Fidelity Materials Central Fund	1.4
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.0
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	41.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	46.0
Total Fixed-Income Central Funds	51.0
Money Market Central Funds	7.9
Net Other Assets	0.1
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 14.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 41.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	17,636	$ 1,624,457
Fidelity Consumer Staples Central Fund (b)	14,066	1,605,623
Fidelity Emerging Markets Equity Central Fund (b)	2,640	447,179
Fidelity Energy Central Fund (b)	18,341	1,817,976
Fidelity Financials Central Fund (b)	43,792	2,548,251
Fidelity Health Care Central Fund (b)	20,864	2,107,215
Fidelity Industrials Central Fund (b)	17,380	1,766,313
Fidelity Information Technology Central Fund (b)	24,312	2,988,886
Fidelity International Equity Central Fund (b)	27,536	1,791,219
Fidelity Materials Central Fund (b)	4,961	624,751
Fidelity Telecom Services Central Fund (b)	4,608	458,806
Fidelity Utilities Central Fund (b)	6,980	616,276
TOTAL EQUITY CENTRAL FUNDS (Cost $18,575,895)		18,396,952
Fixed-Income Central Funds - 51.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	5,988	543,882
Fidelity High Income Central Fund 1 (b)	19,200	1,698,998
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,242,880
Investment Grade Fixed-Income Funds - 46.0%
Fidelity Tactical Income Central Fund (b)	218,192	20,638,811
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $22,148,418)		22,881,691
Money Market Central Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	1,644,693	$ 1,644,693
Fidelity Money Market Central Fund, 0.60% (a)	1,900,000	1,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $3,544,693)		3,544,693
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $44,269,006)	44,823,336
NET OTHER ASSETS - 0.1%	47,993
NET ASSETS - 100%	$ 44,871,329
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,714
Fidelity Consumer Discretionary Central Fund	16,422
Fidelity Consumer Staples Central Fund	28,228
Fidelity Emerging Markets Equity Central Fund	5,556
Fidelity Energy Central Fund	12,591
Fidelity Financials Central Fund	33,996
Fidelity Floating Rate Central Fund	25,021
Fidelity Health Care Central Fund	17,369
Fidelity High Income Central Fund 1	87,205
Fidelity Industrials Central Fund	22,123
Fidelity Information Technology Central Fund	14,346
Fidelity International Equity Central Fund	29,117
Fidelity Materials Central Fund	7,164
Fidelity Money Market Central Fund	7,597
Fidelity Tactical Income Central Fund	599,939
Fidelity Telecom Services Central Fund	6,007
Fidelity Utilities Central Fund	15,057
Total	$ 948,452
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 1,098,688	$ 302,723	$ 1,624,457	0.3%
Fidelity Consumer Staples Central Fund	693,355	1,177,953	350,495	1,605,623	0.3%
Fidelity Emerging Markets Equity Central Fund	-	382,781	112,949	447,179	0.2%
Fidelity Energy Central Fund	736,460	1,471,989	544,824	1,817,976	0.3%
Fidelity Financials Central Fund	1,073,867	1,867,725	460,906	2,548,251	0.3%
Fidelity Floating Rate Central Fund	504,178	398,655	388,969	543,882	0.0%
Fidelity Health Care Central Fund	865,513	1,488,253	416,843	2,107,215	0.3%
Fidelity High Income Central Fund 1	316,276	1,381,623	175,217	1,698,998	0.3%
Fidelity Industrials Central Fund	809,331	1,187,737	352,138	1,766,313	0.3%
Fidelity Information Technology Central Fund	1,008,502	1,865,627	640,306	2,988,886	0.3%
Fidelity International Equity Central Fund	745,109	913,693	22,819	1,791,219	0.3%
Fidelity Materials Central Fund	245,701	382,559	131,381	624,751	0.3%
Fidelity Tactical Income Central Fund	7,380,508	14,534,743	2,452,732	20,638,811	0.5%
Fidelity Telecom Services Central Fund	202,857	315,366	138,517	458,806	0.3%
Fidelity Utilities Central Fund	247,387	479,530	117,794	616,276	0.3%
Total	$ 15,516,260	$ 28,946,922	$ 6,608,613	$ 41,278,643
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.6%
United Kingdom	1.8%
Switzerland	1.2%
Canada	1.2%
Bermuda	1.2%
Others (individually less than 1%)	9.0%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $565,738 of which $101,011 and $464,727 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $557,564 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $44,269,006) - See accompanying schedule:		$ 44,823,336
Cash		12,739
Receivable for investments sold		14,251
Receivable for fund shares sold		66,869
Distributions receivable from Fidelity Central Funds		84,340
Prepaid expenses		195
Receivable from investment adviser for expense reductions		37,055
Total assets		45,038,785

Liabilities
Payable for investments purchased	$ 85,109
Payable for fund shares redeemed	18,735
Accrued management fee	14,982
Distribution fees payable	3,740
Other affiliated payables	5,125
Other payables and accrued expenses	39,765
Total liabilities		167,456

Net Assets		$ 44,871,329
Net Assets consist of:
Paid in capital		$ 44,057,719
Undistributed net investment income		256,838
Accumulated undistributed net realized gain (loss) on investments		2,442
Net unrealized appreciation (depreciation) on investments		554,330
Net Assets		$ 44,871,329

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,921,246 ÷ 332,999 shares)		$ 8.77

Maximum offering price per share (100/94.25 of $8.77)		$ 9.31
Class T: Net Asset Value and redemption price per share ($2,089,341 ÷ 238,475 shares)		$ 8.76

Maximum offering price per share (100/96.50 of $8.76)		$ 9.08
Class B: Net Asset Value and offering price per share ($1,262,680 ÷ 144,232 shares)A		$ 8.75

Class C: Net Asset Value and offering price per share ($1,469,210 ÷ 167,761 shares)A		$ 8.76

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($36,197,605 ÷ 4,126,118 shares)		$ 8.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($931,247 ÷ 106,143 shares)		$ 8.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 75
Income from Fidelity Central Funds		948,452
Total income		948,527

Expenses
Management fee	$ 112,805
Transfer agent fees	33,993
Distribution fees	40,998
Accounting fees and expenses	11,167
Custodian fees and expenses	5,007
Independent trustees' compensation	88
Registration fees	59,383
Audit	61,436
Legal	1,856
Miscellaneous	1,028
Total expenses before reductions	327,761
Expense reductions	(113,093)	214,668
Net investment income (loss)		733,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17
Fidelity Central Funds	128,703
Futures contracts	(47,735)
Total net realized gain (loss)		80,985
Change in net unrealized appreciation (depreciation) on: Investment securities	3,295,362
Futures contracts	8,693
Total change in net unrealized appreciation (depreciation)		3,304,055
Net gain (loss)		3,385,040
Net increase (decrease) in net assets resulting from operations		$ 4,118,899

Statement of Changes in Net Assets

	Year ended September 30, 2009	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 733,859	$ 363,871
Net realized gain (loss)	80,985	(82,406)
Change in net unrealized appreciation (depreciation)	3,304,055	(2,749,725)
Net increase (decrease) in net assets resulting from operations	4,118,899	(2,468,260)
Distributions to shareholders from net investment income	(608,662)	(228,368)
Share transactions - net increase (decrease)	22,459,047	21,598,673
Total increase (decrease) in net assets	25,969,284	18,902,045

Net Assets
Beginning of period	18,902,045	-
End of period (including undistributed net investment income of $256,838 and undistributed net investment income of $131,642, respectively)	$ 44,871,329	$ 18,902,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.23
Net realized and unrealized gain (loss)	.34	(1.66)
Total from investment operations	.54	(1.43)
Distributions from net investment income	(.19)	(.15)
Net asset value, end of period	$ 8.77	$ 8.42
Total Return B, C, D	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	1.00% A
Expenses net of all reductions	.90%	1.00% A
Net investment income (loss)	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,921	$ 2,033
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.21
Net realized and unrealized gain (loss)	.35	(1.66)
Total from investment operations	.53	(1.45)
Distributions from net investment income	(.18)	(.14)
Net asset value, end of period	$ 8.76	$ 8.41
Total Return B, C, D	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.25% A
Expenses net of all reductions	1.15%	1.25% A
Net investment income (loss)	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,089	$ 1,840
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16
Net realized and unrealized gain (loss)	.35	(1.66)
Total from investment operations	.49	(1.50)
Distributions from net investment income	(.14)	(.10)
Net asset value, end of period	$ 8.75	$ 8.40
Total Return B, C, D	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	2.08%	2.64%A
Expenses net of fee waivers, if any	1.65%	1.77%A
Expenses net of all reductions	1.65%	1.77%A
Net investment income (loss)	1.87%	1.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,263	$ 1,378
Portfolio turnover rate F	27%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.48	(1.49)
Distributions from net investment income	(.13)	(.10)
Net asset value, end of period	$ 8.76	$ 8.41
Total Return B, C, D	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.76% A
Expenses net of all reductions	1.65%	1.76% A
Net investment income (loss)	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,469	$ 1,384
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.25
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.56	(1.40)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 8.77	$ 8.43
Total Return B, C	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.05%	1.68% A
Expenses net of fee waivers, if any	.65%	.72% A
Expenses net of all reductions	.64%	.72% A
Net investment income (loss)	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,198	$ 10,929
Portfolio turnover rate E	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.25
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.56	(1.40)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 8.77	$ 8.43
Total Return B, C	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.76% A
Expenses net of all reductions	.65%	.76% A
Net investment income (loss)	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 931	$ 1,339
Portfolio turnover rate E	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.4
Procter & Gamble Co.	0.5	0.7
Google, Inc. Class A	0.6	0.4
Pfizer, Inc.	0.5	0.2
Microsoft Corp.	0.4	0.4
CVS Caremark Corp.	0.4	0.5
Charles Schwab Corp.	0.4	0.0
PepsiCo, Inc.	0.4	0.5
CME Group, Inc.	0.4	0.2
AT&T, Inc.	0.4	0.2
	4.8
Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.6	12.5
U.S. Treasury Obligations	10.5	5.1
Freddie Mac	1.7	2.0
Government National Mortgage Association	0.4	2.1
JPMorgan Chase Capital XX	0.4	0.4
	24.6
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 51.0%	Stock Class and Equity Futures 49.7%
Bond Class 44.1%	Bond Class 46.2%
Short-Term Class 4.9%	Short-Term Class 4.1%

Asset Allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	9.0
Fidelity Financials Central Fund	6.7
Fidelity Health Care Central Fund	5.9
Fidelity Industrials Central Fund	5.4
Fidelity Energy Central Fund	5.1
Fidelity Consumer Discretionary Central Fund	4.6
Fidelity Consumer Staples Central Fund	4.6
Fidelity International Equity Central Fund	4.2
Fidelity Materials Central Fund	2.1
Fidelity Telecom Services Central Fund	1.6
Fidelity Utilities Central Fund	1.6
Fidelity Emerging Markets Equity Central Fund	1.1
Total Equity Central Funds	51.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	40.2
Total Fixed-Income Central Funds	45.2
Money Market Central Funds	2.9
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 15.8% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 51.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,029,232	$ 279,022,577
Fidelity Consumer Staples Central Fund (b)	2,460,441	280,859,348
Fidelity Emerging Markets Equity Central Fund (b)	406,259	68,820,196
Fidelity Energy Central Fund (b)	3,085,999	305,884,194
Fidelity Financials Central Fund (b)	6,988,302	406,649,295
Fidelity Health Care Central Fund (b)	3,550,643	358,614,937
Fidelity Industrials Central Fund (b)	3,219,787	327,227,002
Fidelity Information Technology Central Fund (b)	4,427,896	544,365,539
Fidelity International Equity Central Fund (b)	3,945,473	256,653,011
Fidelity Materials Central Fund (b)	1,001,691	126,132,911
Fidelity Telecom Services Central Fund (b)	960,011	95,578,669
Fidelity Utilities Central Fund (b)	1,082,411	95,566,059
TOTAL EQUITY CENTRAL FUNDS (Cost $3,360,316,375)		3,145,373,738
Fixed-Income Central Funds - 45.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	786,110	71,402,355
Fidelity High Income Central Fund 1 (b)	2,609,210	230,888,991
TOTAL HIGH YIELD FIXED-INCOME FUNDS		302,291,346
Investment Grade Fixed-Income Funds - 40.2%
Fidelity Tactical Income Central Fund (b)	25,772,766	2,437,845,914
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,788,750,133)		2,740,137,260
Money Market Central Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	49,432,131	$ 49,432,131
Fidelity Money Market Central Fund, 0.60% (a)	126,013,442	126,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $175,445,573)		175,445,573
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,324,512,081)	6,060,956,571
NET OTHER ASSETS - 0.0%	(1,542,421)
NET ASSETS - 100%	$ 6,059,414,150
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 464,023
Fidelity Consumer Discretionary Central Fund	4,215,855
Fidelity Consumer Staples Central Fund	7,075,528
Fidelity Emerging Markets Equity Central Fund	1,049,697
Fidelity Energy Central Fund	3,019,057
Fidelity Financials Central Fund	9,222,939
Fidelity Floating Rate Central Fund	6,828,917
Fidelity Health Care Central Fund	4,418,293
Fidelity High Income Central Fund 1	16,409,991
Fidelity Industrials Central Fund	5,924,860
Fidelity Information Technology Central Fund	3,624,660
Fidelity International Equity Central Fund	6,192,750
Fidelity Materials Central Fund	1,919,595
Fidelity Money Market Central Fund	2,740,511
Fidelity Tactical Income Central Fund	111,942,431
Fidelity Telecom Services Central Fund	1,707,733
Fidelity Utilities Central Fund	3,589,225
Total	$ 190,346,065
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 21,117,173	$ 33,091,644	$ 279,022,577	53.9%
Fidelity Consumer Staples Central Fund	295,622,548	23,544,674	34,680,458	280,859,348	54.0%
Fidelity Emerging Markets Equity Central Fund	-	50,554,550	13,711,909	68,820,196	37.9%
Fidelity Energy Central Fund	314,002,263	59,506,751	38,198,317	305,884,194	53.1%
Fidelity Financials Central Fund	457,855,099	42,983,016	37,439,314	406,649,295	52.7%
Fidelity Floating Rate Central Fund	196,167,573	6,857,895	118,525,861	71,402,355	2.4%
Fidelity Health Care Central Fund	369,027,997	28,522,552	42,011,830	358,614,937	53.4%
Fidelity High Income Central Fund 1	122,947,937	89,937,301	2,846,909	230,888,991	45.4%
Fidelity Industrials Central Fund	345,077,478	36,996,811	42,160,881	327,227,002	54.4%
Fidelity Information Technology Central Fund	430,011,894	55,816,417	60,444,300	544,365,539	54.1%
Fidelity International Equity Central Fund	267,067,885	6,675,795	7,232,349	256,653,011	40.0%
Fidelity Materials Central Fund	104,784,844	15,974,799	13,584,556	126,132,911	55.0%
Fidelity Tactical Income Central Fund	2,390,712,422	334,181,062	401,233,861	2,437,845,914	55.4%
Fidelity Telecom Services Central Fund	86,521,154	9,116,697	10,946,734	95,578,669	55.0%
Fidelity Utilities Central Fund	105,514,101	8,993,666	12,787,499	95,566,059	53.0%
Total	$ 5,778,330,123	$ 790,779,159	$ 868,896,422	$ 5,885,510,998
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	24.2%
AAA,AA,A	8.9%
BBB	7.9%
BB	3.0%
B	2.1%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.2%
Equities	50.8%
Short-Term Investments and Net Other Assets	2.2%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	84.2%
United Kingdom	1.8%
Switzerland	1.5%
Bermuda	1.3%
Canada	1.1%
Others (individually less than 1%)	10.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $544,429,664 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $471,148,356 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investments in securities, at value (cost $6,324,512,081) - See accompanying schedule:		$ 6,060,956,571
Receivable for investments sold		2,532,471
Receivable for fund shares sold		3,637,725
Distributions receivable from Fidelity Central Funds		10,407,884
Prepaid expenses		29,850
Other receivables		195,210
Total assets		6,077,759,711

Liabilities
Payable for investments purchased	$ 10,886,559
Payable for fund shares redeemed	3,581,999
Accrued management fee	2,552,053
Transfer agent fee payable	957,569
Distribution fees payable	19,489
Other affiliated payables	122,673
Other payables and accrued expenses	225,219
Total liabilities		18,345,561

Net Assets		$ 6,059,414,150
Net Assets consist of:
Paid in capital		$ 6,814,868,526
Undistributed net investment income		31,105,092
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(523,003,958)
Net unrealized appreciation (depreciation) on investments		(263,555,510)
Net Assets		$ 6,059,414,150

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,521,634 ÷ 1,893,435 shares)		$ 13.48

Maximum offering price per share (100/94.25 of $13.48)		$ 14.30
Class T: Net Asset Value and redemption price per share ($10,950,329 ÷ 812,987 shares)		$ 13.47

Maximum offering price per share (100/96.50 of $13.47)		$ 13.96
Class B: Net Asset Value and offering price per share ($3,492,784 ÷ 259,960 shares)A		$ 13.44

Class C: Net Asset Value and offering price per share ($8,934,598 ÷ 665,589 shares)A		$ 13.42

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,008,085,981 ÷ 444,611,136 shares)		$ 13.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,428,824 ÷ 179,869 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 10,941
Income from Fidelity Central Funds		190,346,065
Total income		190,357,006

Expenses
Management fee	$ 27,008,211
Transfer agent fees	11,758,255
Distribution fees	143,274
Accounting and security lending fees	1,376,748
Custodian fees and expenses	5,062
Independent trustees' compensation	20,831
Depreciation in deferred trustee compensation account	(3,047)
Registration fees	103,387
Audit	63,577
Legal	48,581
Interest	1,327
Miscellaneous	259,937
Total expenses before reductions	40,786,143
Expense reductions	(290,343)	40,495,800
Net investment income (loss)		149,861,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,338,355
Fidelity Central Funds	(73,806,596)
Foreign currency transactions	(352,959)
Futures contracts	(35,226,589)
Total net realized gain (loss)		(80,047,789)
Change in net unrealized appreciation (depreciation) on: Investment securities	259,085,538
Futures contracts	6,392,238
Total change in net unrealized appreciation (depreciation)		265,477,776
Net gain (loss)		185,429,987
Net increase (decrease) in net assets resulting from operations		$ 335,291,193

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,861,206	$ 213,491,172
Net realized gain (loss)	(80,047,789)	(58,382,609)
Change in net unrealized appreciation (depreciation)	265,477,776	(1,461,977,490)
Net increase (decrease) in net assets resulting from operations	335,291,193	(1,306,868,927)
Distributions to shareholders from net investment income	(178,694,512)	(239,866,976)
Distributions to shareholders from net realized gain	(4,660,918)	(556,509,728)
Total distributions	(183,355,430)	(796,376,704)
Share transactions - net increase (decrease)	(414,536,080)	(541,463,365)
Total increase (decrease) in net assets	(262,600,317)	(2,644,708,996)

Net Assets
Beginning of period	6,322,014,467	8,966,723,463
End of period (including undistributed net investment income of $31,105,092 and undistributed net investment income of $64,010,831, respectively)	$ 6,059,414,150	$ 6,322,014,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.30	.36	.43
Net realized and unrealized gain (loss)	.60	(2.96)	1.45
Total from investment operations	.90	(2.60)	1.88
Distributions from net investment income	(.36)	(.43)	(.47)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.02%	.99%	1.01% A
Expenses net of all reductions	1.01%	.98%	1.00% A
Net investment income (loss)	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.27	.33	.39
Net realized and unrealized gain (loss)	.60	(2.96)	1.46
Total from investment operations	.87	(2.63)	1.85
Distributions from net investment income	(.33)	(.39)	(.46)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.28%	1.23%	1.23% A
Net investment income (loss)	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21	.24	.30
Net realized and unrealized gain (loss)	.60	(2.96)	1.46
Total from investment operations	.81	(2.72)	1.76
Distributions from net investment income	(.27)	(.29)	(.41)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.84%	1.79%	1.78% A
Net investment income (loss)	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21	.25	.31
Net realized and unrealized gain (loss)	.59	(2.95)	1.45
Total from investment operations	.80	(2.70)	1.76
Distributions from net investment income	(.27)	(.30)	(.43)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.81%	1.76%	1.74% A
Net investment income (loss)	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Income from Investment Operations
Net investment income (loss) B	.33	.41	.49	.45	.41 D
Net realized and unrealized gain (loss)	.60	(2.97)	1.41	.73	.69
Total from investment operations	.93	(2.56)	1.90	1.18	1.10
Distributions from net investment income	(.38)	(.47)	(.50)	(.45)	(.40)
Distributions from net realized gain	(.01)	(1.10)	(.90)	(.41)	-
Total distributions	(.39)	(1.57)	(1.40)	(.86)	(.40)
Net asset value, end of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Total Return A	7.78%	(16.34)%	12.02%	7.50%	7.15%
Ratios to Average Net Assets E
Expenses before reductions	.77%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.77%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.77%	.70%	.70%	.71%	.72%
Net investment income (loss)	2.85%	2.74%	2.93%	2.79%	2.55% D
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947
Portfolio turnover rate C	15%	8%	12%	65% F	32% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.34	.42	.48
Net realized and unrealized gain (loss)	.59	(2.98)	1.46
Total from investment operations	.93	(2.56)	1.94
Distributions from net investment income	(.39)	(.48)	(.50)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.69%	.67%	.72% A
Expenses net of all reductions	.69%	.67%	.72% A
Net investment income (loss)	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.4
Procter & Gamble Co.	0.6	0.8
Google, Inc. Class A	0.6	0.4
Pfizer, Inc.	0.5	0.3
Charles Schwab Corp.	0.5	0.0
CVS Caremark Corp.	0.5	0.4
Microsoft Corp.	0.5	0.4
CME Group, Inc.	0.4	0.2
Morgan Stanley	0.4	0.1
Covidien PLC	0.4	0.0
	5.2
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 59.3%	Stock Class and Equity Futures 57.6%
Bond Class 37.0%	Bond Class 37.7%
Short-Term Class 3.7%	Short-Term Class 4.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	9.4
Fidelity Financials Central Fund	8.0
Fidelity International Equity Central Fund	8.0
Fidelity Health Care Central Fund	6.6
Fidelity Energy Central Fund	5.7
Fidelity Industrials Central Fund	5.5
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	2.0
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.9
Fidelity Telecom Services Central Fund	1.4
Total Equity Central Funds	60.5
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.9
Investment Grade Fixed-Income Funds	33.0
Total Fixed-Income Central Funds	37.9
Money Market Central Funds	1.6
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 20.8% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 60.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	36,132	$ 3,328,127
Fidelity Consumer Staples Central Fund (a)	28,697	3,275,772
Fidelity Emerging Markets Equity Central Fund (a)	7,775	1,317,003
Fidelity Energy Central Fund (a)	37,657	3,732,559
Fidelity Financials Central Fund (a)	90,259	5,252,184
Fidelity Health Care Central Fund (a)	42,801	4,322,878
Fidelity Industrials Central Fund (a)	35,710	3,629,170
Fidelity Information Technology Central Fund (a)	49,908	6,135,680
Fidelity International Equity Central Fund (a)	80,036	5,206,373
Fidelity Materials Central Fund (a)	10,007	1,260,092
Fidelity Telecom Services Central Fund (a)	9,413	937,166
Fidelity Utilities Central Fund (a)	14,050	1,240,459
TOTAL EQUITY CENTRAL FUNDS (Cost $38,456,565)		39,637,463
Fixed-Income Central Funds - 37.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (a)	8,325	756,173
Fidelity High Income Central Fund 1 (a)	27,774	2,457,724
TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,213,897
Investment Grade Fixed-Income Funds - 33.0%
Fidelity Tactical Income Central Fund (a)	228,009	21,567,412
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $23,876,290)		24,781,309
Money Market Central Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $1,025,366)	1,025,366	$ 1,025,366
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $63,358,221)	65,444,138
NET OTHER ASSETS - 0.0%	29,708
NET ASSETS - 100%	$ 65,473,846
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,601
Fidelity Consumer Discretionary Central Fund	29,828
Fidelity Consumer Staples Central Fund	52,342
Fidelity Emerging Markets Equity Central Fund	13,764
Fidelity Energy Central Fund	23,471
Fidelity Financials Central Fund	61,886
Fidelity Floating Rate Central Fund	31,367
Fidelity Health Care Central Fund	30,379
Fidelity High Income Central Fund 1	107,281
Fidelity Industrials Central Fund	40,685
Fidelity Information Technology Central Fund	26,780
Fidelity International Equity Central Fund	84,475
Fidelity Materials Central Fund	12,783
Fidelity Tactical Income Central Fund	551,185
Fidelity Telecom Services Central Fund	11,456
Fidelity Utilities Central Fund	28,377
Total	$ 1,117,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 1,818,798	$ 362,689	$ 3,328,127	0.6%
Fidelity Consumer Staples Central Fund	1,635,731	1,965,471	523,505	3,275,772	0.6%
Fidelity Emerging Markets Equity Central Fund	-	1,083,164	184,190	1,317,003	0.7%
Fidelity Energy Central Fund	1,737,408	2,378,238	600,039	3,732,559	0.6%
Fidelity Financials Central Fund	2,533,356	3,020,645	621,956	5,252,184	0.7%
Fidelity Floating Rate Central Fund	599,148	502,516	397,331	756,173	0.0%
Fidelity Health Care Central Fund	2,041,880	2,509,422	588,425	4,322,878	0.6%
Fidelity High Income Central Fund 1	376,783	1,984,375	146,926	2,457,724	0.5%
Fidelity Industrials Central Fund	1,909,359	1,976,806	514,964	3,629,170	0.6%
Fidelity Information Technology Central Fund	2,379,293	3,022,499	633,418	6,135,680	0.6%
Fidelity International Equity Central Fund	1,762,191	3,441,483	450,735	5,206,373	0.8%
Fidelity Materials Central Fund	579,741	593,182	137,516	1,260,092	0.5%
Fidelity Tactical Income Central Fund	8,688,176	16,279,121	4,514,601	21,567,412	0.5%
Fidelity Telecom Services Central Fund	478,691	472,131	132,770	937,166	0.5%
Fidelity Utilities Central Fund	583,808	750,799	126,893	1,240,459	0.7%
Total	$ 26,926,808	$ 41,798,650	$ 9,935,958	$ 64,418,772
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.8%
AAA,AA,A	7.3%
BBB	6.5%
BB	2.7%
B	2.1%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.2%
Equities	59.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	79.2%
United Kingdom	2.7%
Switzerland	1.9%
Japan	1.5%
Bermuda	1.3%
Canada	1.2%
China	1.0%
Netherlands	1.0%
Others (individually less than 1%)	10.2%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $1,075,548 of which $76,825 and $998,723 will expire on September 30, 2016 and September 30, 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $1,162,635 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $63,358,221) - See accompanying schedule:		$ 65,444,138
Receivable for fund shares sold		456,989
Distributions receivable from Fidelity Central Funds		92,258
Prepaid expenses		289
Receivable from investment adviser for expense reductions		40,517
Other receivables		271
Total assets		66,034,462

Liabilities
Payable for investments purchased	$ 458,510
Payable for fund shares redeemed	15,696
Accrued management fee	29,387
Distribution fees payable	5,511
Other affiliated payables	11,751
Other payables and accrued expenses	39,761
Total liabilities		560,616

Net Assets		$ 65,473,846
Net Assets consist of:
Paid in capital		$ 63,802,175
Undistributed net investment income		626,213
Accumulated undistributed net realized gain (loss) on investments		(1,040,459)
Net unrealized appreciation (depreciation) on investments		2,085,917
Net Assets		$ 65,473,846

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,043,685 ÷ 718,274 shares)		$ 8.41

Maximum offering price per share (100/94.25 of $8.41)		$ 8.92
Class T: Net Asset Value and redemption price per share ($3,537,055 ÷ 421,945 shares)		$ 8.38

Maximum offering price per share (100/96.50 of $8.38)		$ 8.68
Class B: Net Asset Value and offering price per share ($1,529,045 ÷ 182,696 shares)A		$ 8.37

Class C: Net Asset Value and offering price per share ($2,056,668 ÷ 245,846 shares)A		$ 8.37

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($51,463,751 ÷ 6,103,522 shares)		$ 8.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($843,642 ÷ 100,050 shares)		$ 8.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 148
Income from Fidelity Central Funds		1,117,660
Total income		1,117,808

Expenses
Management fee	$ 193,551
Transfer agent fees	81,780
Distribution fees	45,912
Accounting fees and expenses	14,351
Custodian fees and expenses	5,127
Independent trustees' compensation	111
Registration fees	67,369
Audit	61,443
Legal	106
Miscellaneous	1,826
Total expenses before reductions	471,576
Expense reductions	(136,023)	335,553
Net investment income (loss)		782,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	161
Fidelity Central Funds	(729,944)
Futures contracts	(119,603)
Total net realized gain (loss)		(849,386)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,359,183
Futures contracts	21,732
Total change in net unrealized appreciation (depreciation)		6,380,915
Net gain (loss)		5,531,529
Net increase (decrease) in net assets resulting from operations		$ 6,313,784

Statement of Changes in Net Assets

	Year ended September 30, 2009	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 782,255	$ 304,088
Net realized gain (loss)	(849,386)	(226,652)
Change in net unrealized appreciation (depreciation)	6,380,915	(4,294,998)
Net increase (decrease) in net assets resulting from operations	6,313,784	(4,217,562)
Distributions to shareholders from net investment income	(387,880)	(36,701)
Share transactions - net increase (decrease)	29,464,827	34,337,378
Total increase (decrease) in net assets	35,390,731	30,083,115

Net Assets
Beginning of period	30,083,115	-
End of period (including undistributed net investment income of $626,213 and undistributed net investment income of $231,837, respectively)	$ 65,473,846	$ 30,083,115

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.17
Net realized and unrealized gain (loss)	.41	(2.18)
Total from investment operations	.56	(2.01)
Distributions from net investment income	(.10)	(.04)
Net asset value, end of period	$ 8.41	$ 7.95
Total Return B,C,D	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.16%A
Expenses net of all reductions	1.09%	1.16%A
Net investment income (loss)	2.15%	1.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,044	$ 3,135
Portfolio turnover rateF	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.15
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.55	(2.04)
Distributions from net investment income	(.10)	(.03)
Net asset value, end of period	$ 8.38	$ 7.93
Total Return B,C,D	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.42% A
Expenses net of all reductions	1.34%	1.42% A
Net investment income (loss)	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,537	$ 1,228
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.52	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 8.37	$ 7.90
Total Return B,C,D	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.92% A
Net investment income (loss)	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,529	$ 1,074
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.52	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 8.37	$ 7.90
Total Return B,C,D	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.91% A
Expenses net of all reductions	1.84%	1.91% A
Net investment income (loss)	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057	$ 1,643
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19
Net realized and unrealized gain (loss)	.42	(2.18)
Total from investment operations	.59	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 8.43	$ 7.96
Total Return B,C	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.22%	1.87% A
Expenses net of fee waivers, if any	.85%	.89% A
Expenses net of all reductions	.84%	.89% A
Net investment income (loss)	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,464	$ 22,212
Portfolio turnover rate E	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.20
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.59	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 8.43	$ 7.96
Total Return B,C	7.81%	(20.03)%
Ratios to Average Net AssetsG
Expenses before reductions	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.94% A
Expenses net of all reductions	.84%	.93% A
Net investment income (loss)	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 844	$ 792
Portfolio turnover rate E	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.5
Procter & Gamble Co.	0.7	1.0
Google, Inc. Class A	0.7	0.5
Pfizer, Inc.	0.6	0.3
Microsoft Corp.	0.6	0.5
CVS Caremark Corp.	0.5	0.5
Charles Schwab Corp.	0.5	0.0
Covidien PLC	0.4	0.0
CME Group, Inc.	0.5	0.2
PepsiCo, Inc.	0.5	0.6
	6.0
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 70.1%	Stock Class and Equity Futures 68.6%
Bond Class 26.5%	Bond Class 28.6%
Short-Term Class 3.4%	Short-Term Class 2.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	11.6
Fidelity Financials Central Fund	8.9
Fidelity International Equity Central Fund	8.4
Fidelity Health Care Central Fund	7.8
Fidelity Industrials Central Fund	7.0
Fidelity Energy Central Fund	6.7
Fidelity Consumer Staples Central Fund	6.1
Fidelity Consumer Discretionary Central Fund	6.0
Fidelity Materials Central Fund	2.6
Fidelity Emerging Markets Equity Central Fund	2.2
Fidelity Utilities Central Fund	2.1
Fidelity Telecom Services Central Fund	2.0
Total Equity Central Funds	71.4
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.9
Investment Grade Fixed-Income Funds	22.3
Total Fixed-Income Central Funds	27.2
Money Market Central Funds	1.4
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 22.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 71.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,587,920	$ 146,263,309
Fidelity Consumer Staples Central Fund (b)	1,291,253	147,396,511
Fidelity Emerging Markets Equity Central Fund (b)	313,516	53,109,628
Fidelity Energy Central Fund (b)	1,641,979	162,752,963
Fidelity Financials Central Fund (b)	3,722,975	216,639,893
Fidelity Health Care Central Fund (b)	1,877,334	189,610,749
Fidelity Industrials Central Fund (b)	1,672,593	169,985,596
Fidelity Information Technology Central Fund (b)	2,304,160	283,273,466
Fidelity International Equity Central Fund (b)	3,139,904	204,250,748
Fidelity Materials Central Fund (b)	508,537	64,035,028
Fidelity Telecom Services Central Fund (b)	488,908	48,675,698
Fidelity Utilities Central Fund (b)	574,868	50,755,053
TOTAL EQUITY CENTRAL FUNDS (Cost $1,986,597,980)		1,736,748,642
Fixed-Income Central Funds - 27.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	313,951	28,516,136
Fidelity High Income Central Fund 1 (b)	1,011,702	89,525,548
TOTAL HIGH YIELD FIXED-INCOME FUNDS		118,041,684
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Tactical Income Central Fund (b)	5,748,818	543,780,680
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $676,169,058)		661,822,364
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	23,467,063	$ 23,467,063
Fidelity Money Market Central Fund, 0.60% (a)	12,056,119	12,056,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $35,523,182)		35,523,182
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,698,290,220)	2,434,094,188
NET OTHER ASSETS - 0.0%	(456,440)
NET ASSETS - 100%	$ 2,433,637,748
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 199,470
Fidelity Consumer Discretionary Central Fund	2,159,424
Fidelity Consumer Staples Central Fund	3,628,414
Fidelity Emerging Markets Equity Central Fund	571,197
Fidelity Energy Central Fund	1,561,087
Fidelity Financials Central Fund	4,719,488
Fidelity Floating Rate Central Fund	2,710,444
Fidelity Health Care Central Fund	2,275,378
Fidelity High Income Central Fund 1	6,151,502
Fidelity Industrials Central Fund	3,048,386
Fidelity Information Technology Central Fund	1,860,873
Fidelity International Equity Central Fund	5,047,251
Fidelity Materials Central Fund	978,911
Fidelity Money Market Central Fund	78,280
Fidelity Tactical Income Central Fund	24,125,450
Fidelity Telecom Services Central Fund	870,788
Fidelity Utilities Central Fund	1,857,703
Total	$ 61,844,046
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 3,268,653	$ 12,674,988	$ 146,263,309	28.3%
Fidelity Consumer Staples Central Fund	159,972,498	3,921,158	13,622,565	147,396,511	28.3%
Fidelity Emerging Markets Equity Central Fund	-	37,188,519	152,680	53,109,628	29.2%
Fidelity Energy Central Fund	169,988,020	25,045,736	14,586,834	162,752,963	28.3%
Fidelity Financials Central Fund	247,762,683	16,123,412	15,161,703	216,639,893	28.1%
Fidelity Floating Rate Central Fund	79,120,080	5,398,915	50,071,376	28,516,136	1.0%
Fidelity Health Care Central Fund	199,695,136	5,101,702	15,566,287	189,610,749	28.2%
Fidelity High Income Central Fund 1	49,300,279	32,892,896	509,694	89,525,548	17.6%
Fidelity Industrials Central Fund	186,734,449	10,436,485	17,757,347	169,985,596	28.3%
Fidelity Information Technology Central Fund	232,695,598	17,589,970	24,956,058	283,273,466	28.2%
Fidelity International Equity Central Fund	213,497,810	6,312,951	9,136,396	204,250,748	31.9%
Fidelity Materials Central Fund	56,702,977	5,615,014	6,792,060	64,035,028	27.9%
Fidelity Tactical Income Central Fund	500,674,871	93,039,043	75,374,963	543,780,680	12.4%
Fidelity Telecom Services Central Fund	46,819,800	2,380,481	5,488,782	48,675,698	28.0%
Fidelity Utilities Central Fund	57,097,620	2,633,055	5,399,221	50,755,053	28.1%
Total	$ 2,358,624,392	$ 266,947,990	$ 267,250,954	$ 2,398,571,006
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	5.0%
BBB	4.4%
BB	2.4%
B	2.0%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.2%
Equities	70.3%
Short-Term Investments and Net Other Assets	1.6%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	77.8%
United Kingdom	3.0%
Switzerland	2.2%
Japan	1.6%
Bermuda	1.4%
China	1.2%
Netherlands	1.2%
France	1.0%
Others (individually less than 1%)	10.6%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $408,374,215 of which $99,963,409 and $308,410,806 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $277,136,959 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investments in securities, at value (cost $2,698,290,220) - See accompanying schedule:		$ 2,434,094,188
Receivable for investments sold		1,067,550
Receivable for fund shares sold		3,098,864
Distributions receivable from Fidelity Central Funds		2,609,604
Prepaid expenses		11,816
Other receivables		61,958
Total assets		2,440,943,980

Liabilities
Payable for investments purchased	$ 3,420,288
Payable for fund shares redeemed	2,086,584
Accrued management fee	1,119,902
Transfer agent fee payable	429,475
Distribution fees payable	81,393
Other affiliated payables	77,307
Other payables and accrued expenses	91,283
Total liabilities		7,306,232

Net Assets		$ 2,433,637,748
Net Assets consist of:
Paid in capital		$ 2,957,877,976
Undistributed net investment income		30,469,293
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(290,514,142)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(264,195,379)
Net Assets		$ 2,433,637,748

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,969,208 ÷ 6,383,262 shares)		$ 13.94

Maximum offering price per share (100/94.25 of $13.94)		$ 14.79
Class T: Net Asset Value and redemption price per share ($46,623,929 ÷ 3,351,294 shares)		$ 13.91

Maximum offering price per share (100/96.50 of $13.91)		$ 14.41
Class B: Net Asset Value and offering price per share ($18,407,214 ÷ 1,328,069 shares)A		$ 13.86

Class C: Net Asset Value and offering price per share ($34,632,784 ÷ 2,498,411 shares)A		$ 13.86

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,214,929,112 ÷ 158,557,795 shares)		$ 13.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,075,501 ÷ 2,153,113 shares)		$ 13.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 6,934
Income from Fidelity Central Funds		61,844,046
Total income		61,850,980

Expenses
Management fee	$ 11,390,699
Transfer agent fees	5,151,165
Distribution fees	844,028
Accounting fees and expenses	781,924
Custodian fees and expenses	5,269
Independent trustees' compensation	7,918
Depreciation in deferred trustee compensation account	(761)
Registration fees	235,685
Audit	67,761
Legal	26,601
Miscellaneous	128,455
Total expenses before reductions	18,638,744
Expense reductions	(223,186)	18,415,558
Net investment income (loss)		43,435,422
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,607,742
Fidelity Central Funds	(41,556,458)
Foreign currency transactions	524
Futures contracts	(13,233,029)
Total net realized gain (loss)		(40,181,221)
Change in net unrealized appreciation (depreciation) on: Investment securities	81,790,326
Assets and liabilities in foreign currencies	(225)
Futures contracts	2,377,530
Total change in net unrealized appreciation (depreciation)		84,167,631
Net gain (loss)		43,986,410
Net increase (decrease) in net assets resulting from operations		$ 87,421,832

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,435,422	$ 58,379,001
Net realized gain (loss)	(40,181,221)	(21,106,617)
Change in net unrealized appreciation (depreciation)	84,167,631	(689,432,540)
Net increase (decrease) in net assets resulting from operations	87,421,832	(652,160,156)
Distributions to shareholders from net investment income	(54,439,794)	(72,024,349)
Distributions to shareholders from net realized gain	-	(3,513,384)
Total distributions	(54,439,794)	(75,537,733)
Share transactions - net increase (decrease)	(97,287,296)	(36,451,983)
Total increase (decrease) in net assets	(64,305,258)	(764,149,872)

Net Assets
Beginning of period	2,497,943,006	3,262,092,878
End of period (including undistributed net investment income of $30,469,293 and undistributed net investment income of $41,473,665, respectively)	$ 2,433,637,748	$ 2,497,943,006

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.22	- J
Net realized and unrealized gain (loss)	.40	(.52)
Total from investment operations	.62	(.52)
Distributions from net investment income	(.30)	-
Net asset value, end of period	$ 13.94	$ 13.62
Total Return B,C,D	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.19%	1.31% A
Expenses net of fee waivers, if any	1.19%	1.25% A
Expenses net of all reductions	1.18%	1.24% A
Net investment income (loss)	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,969	$ 89,034
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.58	(.52)
Distributions from net investment income	(.29)	-
Net asset value, end of period	$ 13.91	$ 13.62
Total Return B,C,D	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.44%	1.56% A
Expenses net of fee waivers, if any	1.44%	1.50% A
Expenses net of all reductions	1.43%	1.49% A
Net investment income (loss)	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,624	$ 52,478
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.52	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 13.86	$ 13.62
Total Return B,C,D	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95%	2.06% A
Expenses net of fee waivers, if any	1.95%	2.00% A
Expenses net of all reductions	1.94%	1.99% A
Net investment income (loss)	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,407	$ 23,526
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.52	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 13.86	$ 13.62
Total Return B,C,D	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92%	2.07% A
Expenses net of fee waivers, if any	1.92%	2.00% A
Expenses net of all reductions	1.91%	1.99% A
Net investment income (loss)	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,633	$ 37,762
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Income from Investment Operations
Net investment income (loss)B	.25	.33	.38	.34	.31 D
Net realized and unrealized gain (loss)	.41	(4.06)	1.97	.84	.85
Total from investment operations	.66	(3.73)	2.35	1.18	1.16
Distributions from net investment income	(.31)	(.41)	(.39)	(.29)	(.32)
Distributions from net realized gain	-	(.02)	-	(.01)	-
Total distributions	(.31)	(.43)	(.39)	(.30)	(.32)
Net asset value, end of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Total ReturnA	5.59%	(21.46)%	15.07%	7.98%	8.28%
Ratios to Average Net AssetsE
Expenses before reductions	.88%	.79%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.88%	.79%	.80%	.81%	.82%
Expenses net of all reductions	.86%	.78%	.78%	.79%	.80%
Net investment income (loss)	2.20%	2.07%	2.26%	2.20%	2.11% D
Supplemental Data
Net assets, end of period (in millions)	$ 2,215	$ 2,269	$ 3,262	$ 3,137	$ 3,284
Portfolio turnover rateC	13%	14%F	14%	82%G	37%G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend the ratio of net investment income (loss) to average net assets would have been 1.73%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss)D	.25	-I
Net realized and unrealized gain (loss)	.41	(.52)
Total from investment operations	.66	(.52)
Distributions from net investment income	(.31)	-
Net asset value, end of period	$ 13.97	$ 13.62
Total ReturnB,C	5.58%	(3.68)%
Ratios to Average Net AssetsG
Expenses before reductions	.90%	1.06% A
Expenses net of fee waivers, if any	.90%	1.00%A
Expenses net of all reductions	.89%	.99%A
Net investment income (loss)	2.17%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,076	$ 25,717
Portfolio turnover rateE	13%	14%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	0.6
Procter & Gamble Co.	0.8	1.1
Google, Inc. Class A	0.8	0.6
Pfizer, Inc.	0.7	0.4
Charles Schwab Corp.	0.7	0.0
CVS Caremark Corp.	0.6	0.6
Microsoft Corp.	0.6	0.6
CME Group, Inc.	0.6	0.3
Morgan Stanley	0.6	0.1
Covidien PLC	0.5	0.0
	7.0
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stocks Class and Equity Futures 84.2%	Stocks Class and Equity Futures 83.2%
Bond Class 12.9%	Bond Class 14.3%
Short-Term Class 2.9%	Short-Term Class 2.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	13.2
Fidelity International Equity Central Fund	12.0
Fidelity Financials Central Fund	11.1
Fidelity Health Care Central Fund	9.1
Fidelity Energy Central Fund	7.9
Fidelity Industrials Central Fund	7.7
Fidelity Consumer Discretionary Central Fund	7.0
Fidelity Consumer Staples Central Fund	7.0
Fidelity Emerging Markets Equity Central Fund	3.2
Fidelity Materials Central Fund	2.8
Fidelity Utilities Central Fund	2.6
Fidelity Telecom Services Central Fund	2.2
Total Equity Central Funds	85.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.2
Investment Grade Fixed-Income Funds	8.1
Total Fixed-Income Central Funds	13.3
Money Market Central Funds	0.9
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 27.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 85.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	434,040	$ 39,979,382
Fidelity Consumer Staples Central Fund (a)	347,559	39,673,811
Fidelity Emerging Markets Equity Central Fund (a)	106,255	17,999,653
Fidelity Energy Central Fund (a)	451,624	44,764,935
Fidelity Financials Central Fund (a)	1,088,185	63,321,485
Fidelity Health Care Central Fund (a)	515,191	52,034,339
Fidelity Industrials Central Fund (a)	429,190	43,618,614
Fidelity Information Technology Central Fund (a)	609,008	74,871,388
Fidelity International Equity Central Fund (a)	1,048,862	68,228,457
Fidelity Materials Central Fund (a)	128,169	16,138,993
Fidelity Telecom Services Central Fund (a)	123,278	12,273,530
Fidelity Utilities Central Fund (a)	166,862	14,732,202
TOTAL EQUITY CENTRAL FUNDS (Cost $533,858,063)		487,636,789
Fixed-Income Central Funds - 13.3%

High Yield Fixed-Income Funds - 5.2%
Fidelity High Income Central Fund 1 (a)	331,872	29,367,333
Investment Grade Fixed-Income Funds - 8.1%
Fidelity Tactical Income Central Fund (a)	488,285	46,186,877
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $72,294,368)		75,554,210
Money Market Central Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $5,193,013)	5,193,013	$ 5,193,013
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $611,345,444)	568,384,012
NET OTHER ASSETS - 0.0%	158,909
NET ASSETS - 100%	$ 568,542,921
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77,032
Fidelity Consumer Discretionary Central Fund	497,022
Fidelity Consumer Staples Central Fund	843,175
Fidelity Emerging Markets Equity Central Fund	182,190
Fidelity Energy Central Fund	374,758
Fidelity Financials Central Fund	1,081,702
Fidelity Health Care Central Fund	522,727
Fidelity High Income Central Fund 1	2,028,072
Fidelity Industrials Central Fund	687,860
Fidelity Information Technology Central Fund	429,646
Fidelity International Equity Central Fund	1,532,918
Fidelity Materials Central Fund	220,729
Fidelity Tactical Income Central Fund	1,617,146
Fidelity Telecom Services Central Fund	197,837
Fidelity Utilities Central Fund	450,441
Total	$ 10,743,255
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 8,552,452	$ 1,521,243	$ 39,979,382	7.7%
Fidelity Consumer Staples Central Fund	32,650,885	8,408,732	1,715,881	39,673,811	7.6%
Fidelity Emerging Markets Equity Central Fund	-	13,516,353	483,413	17,999,653	9.9%
Fidelity Energy Central Fund	34,680,962	13,803,178	1,710,593	44,764,935	7.8%
Fidelity Financials Central Fund	50,569,247	18,903,853	1,798,466	63,321,485	8.2%
Fidelity Health Care Central Fund	40,758,469	12,105,856	2,566,368	52,034,339	7.7%
Fidelity High Income Central Fund 1	5,470,107	20,552,559	237,714	29,367,333	5.8%
Fidelity Industrials Central Fund	38,113,161	7,965,234	1,787,925	43,618,614	7.3%
Fidelity Information Technology Central Fund	47,494,035	14,156,899	2,206,603	74,871,388	7.4%
Fidelity International Equity Central Fund	59,185,813	9,122,538	774,093	68,228,457	10.6%
Fidelity Materials Central Fund	11,573,244	2,821,234	602,626	16,138,993	7.0%
Fidelity Tactical Income Central Fund	36,391,037	19,076,133	11,717,033	46,186,877	1.0%
Fidelity Telecom Services Central Fund	9,556,098	1,955,485	532,969	12,273,530	7.1%
Fidelity Utilities Central Fund	11,653,791	4,034,117	612,479	14,732,202	8.2%
Total	$ 410,460,020	$ 154,974,623	$ 28,267,406	$ 563,190,999
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA,AA,A	2.1%
BBB	1.3%
BB	2.3%
B	2.2%
CCC,CC,C	0.7%
Not Rated	0.0%*
Equities	84.4%
Short-Term Investments and Net Other Assets	2.1%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	72.4%
United Kingdom	3.7%
Switzerland	2.8%
Japan	2.2%
France	1.5%
China	1.4%
Germany	1.3%
Bermuda	1.3%
Netherlands	1.3%
Cayman Islands	1.1%
Ireland	1.0%
Others (individually less than 1%)	10.0%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $117,371,899 of which $36,329,826 and $81,042,073 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $50,387,129 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $611,345,444) - See accompanying schedule:		$ 568,384,012
Receivable for investments sold		246,049
Receivable for fund shares sold		1,148,510
Distributions receivable from Fidelity Central Funds		383,124
Prepaid expenses		2,665
Total assets		570,164,360

Liabilities
Payable for investments purchased	$ 807,530
Payable for fund shares redeemed	375,408
Accrued management fee	258,735
Transfer agent fee payable	117,326
Distribution fees payable	15,099
Other affiliated payables	17,960
Other payables and accrued expenses	29,381
Total liabilities		1,621,439

Net Assets		$ 568,542,921
Net Assets consist of:
Paid in capital		$ 691,333,262
Undistributed net investment income		4,914,856
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(84,748,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(42,956,480)
Net Assets		$ 568,542,921

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,506,089 ÷ 2,013,088 shares)		$ 11.18

Maximum offering price per share (100/94.25 of $11.18)		$ 11.86
Class T: Net Asset Value and redemption price per share ($5,490,604 ÷ 492,875 shares)		$ 11.14

Maximum offering price per share (100/96.50 of $11.14)		$ 11.54
Class B: Net Asset Value and offering price per share ($3,122,954 ÷ 281,479 shares)A		$ 11.09

Class C: Net Asset Value and offering price per share ($7,179,143 ÷ 648,110 shares)A		$ 11.08

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($528,720,341 ÷ 47,036,163 shares)		$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,523,790 ÷ 135,613 shares)		$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 1,681
Income from Fidelity Central Funds		10,743,255
Total income		10,744,936

Expenses
Management fee	$ 2,271,513
Transfer agent fees	1,212,855
Distribution fees	127,013
Accounting and security lending fees	156,628
Custodian fees and expenses	5,027
Independent trustees' compensation	1,458
Registration fees	90,112
Audit	67,822
Legal	2,527
Miscellaneous	34,673
Total expenses before reductions	3,969,628
Expense reductions	(40,635)	3,928,993
Net investment income (loss)		6,815,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	875,299
Fidelity Central Funds	(1,120,556)
Foreign currency transactions	(6,309)
Futures contracts	(5,201,232)
Total net realized gain (loss)		(5,452,798)
Change in net unrealized appreciation (depreciation) on: Investment securities	27,139,832
Assets and liabilities in foreign currencies	1,755
Futures contracts	934,495
Total change in net unrealized appreciation (depreciation)		28,076,082
Net gain (loss)		22,623,284
Net increase (decrease) in net assets resulting from operations		$ 29,439,227

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,815,943	$ 8,424,465
Net realized gain (loss)	(5,452,798)	(12,035,813)
Change in net unrealized appreciation (depreciation)	28,076,082	(147,035,741)
Net increase (decrease) in net assets resulting from operations	29,439,227	(150,647,089)
Distributions to shareholders from net investment income	(7,455,362)	(9,363,481)
Distributions to shareholders from net realized gain	-	(1,224,803)
Total distributions	(7,455,362)	(10,588,284)
Share transactions - net increase (decrease)	81,350,268	35,772,420
Total increase (decrease) in net assets	103,334,133	(125,462,953)

Net Assets
Beginning of period	465,208,788	590,671,741
End of period (including undistributed net investment income of $4,914,856 and undistributed net investment income of $5,554,274, respectively)	$ 568,542,921	$ 465,208,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.14	.17	.19
Net realized and unrealized gain (loss)	.27	(3.74)	2.05
Total from investment operations	.41	(3.57)	2.24
Distributions from net investment income	(.17)	(.23)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.17)	(.26)	(.22)
Net asset value, end of period	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.16%	1.12%	1.12% A
Net investment income (loss)	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.11	.13	.15
Net realized and unrealized gain (loss)	.27	(3.73)	2.06
Total from investment operations	.38	(3.60)	2.21
Distributions from net investment income	(.15)	(.20)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.15)	(.23)	(.22)
Net asset value, end of period	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.43%	1.37%	1.41% A
Net investment income (loss)	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.06	.06	.08
Net realized and unrealized gain (loss)	.28	(3.72)	2.07
Total from investment operations	.34	(3.66)	2.15
Distributions from net investment income	(.09)	(.16)	(.19)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.19)	(.21)
Net asset value, end of period	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.97%	1.92%	1.92% A
Net investment income (loss)	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07	.07	.08
Net realized and unrealized gain (loss)	.28	(3.71)	2.06
Total from investment operations	.35	(3.64)	2.14
Distributions from net investment income	(.09)	(.18)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.21)	(.22)
Net asset value, end of period	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.93%	1.89%	1.90% A
Net investment income (loss)	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Income from Investment Operations
Net investment income (loss) B	.16	.20	.23	.18	.06 D
Net realized and unrealized gain (loss)	.27	(3.76)	2.02	.98	1.40
Total from investment operations	.43	(3.56)	2.25	1.16	1.46
Distributions from net investment income	(.18)	(.23)	(.21)	(.06)	(.06)
Distributions from net realized gain	-	(.03)	(.02)	-	-
Total distributions	(.18)	(.26)	(.23)	(.06)	(.06)
Net asset value, end of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Total Return A	4.54%	(24.43)%	17.77%	9.95%	14.22%
Ratios to Average Net Assets E
Expenses before reductions	.95%	.87%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.95%	.87%	.87%	.91%	.92%
Expenses net of all reductions	.94%	.86%	.86%	.87%	.89%
Net investment income (loss)	1.72%	1.54%	1.62%	1.50%	.53% D
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,720	$ 440,040	$ 576,458	$ 448,831	$ 403,221
Portfolio turnover rate C	7%	20%	31%	187% F	71% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.17	.21	.23
Net realized and unrealized gain (loss)	.28	(3.76)	2.07
Total from investment operations	.45	(3.55)	2.30
Distributions from net investment income	(.21)	(.24)	(.21)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.21)	(.27)	(.23)
Net asset value, end of period	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.82%	.78%	.82% A
Expenses net of all reductions	.81%	.77%	.81% A
Net investment income (loss)	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class B, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Loans & Direct Debt Instruments	Less than .01% to ..02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	.02%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%
* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Funds investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of September 30, 2009 for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .12%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Asset Manager 20%	$ 2,320,526,472	$ 78,239,968	$ (44,195,760)	$ 34,044,208
Fidelity Asset Manager 30%	69,578,504	3,791,376	(1,984,644)	1,806,732
Fidelity Asset Manager 40%	43,307,076	3,231,344	(1,715,084)	1,516,260
Fidelity Asset Manager 50%	5,831,938,017	401,683,673	(172,665,119)	229,018,554
Fidelity Asset Manager 60%	62,341,965	6,016,542	(2,914,369)	3,102,173
Fidelity Asset Manager 70%	2,304,553,089	168,821,740	(39,280,641)	129,541,099
Fidelity Asset Manager 85%	529,049,895	60,045,047	(20,710,930)	39,334,117
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Asset Manager 20%	$ 3,231,942	$ -	$ (109,929,389)
Fidelity Asset Manager 30%	338,932	-	(270,253)
Fidelity Asset Manager 40%	420,655	-	(565,738)
Fidelity Asset Manager 50%	31,305,659	-	(544,429,664)
Fidelity Asset Manager 60%	807,681	-	(1,075,548)
Fidelity Asset Manager 70%	31,792,709	-	(408,374,215)
Fidelity Asset Manager 85%	5,634,571	-	(117,371,899)

The tax character of distributions paid was as follows:

September 30, 2009
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 71,793,201	$ -	$ 71,793,201
Fidelity Asset Manager 30%	1,165,886	-	1,165,886
Fidelity Asset Manager 40%	608,662	-	608,662
Fidelity Asset Manager 50%	183,355,430	-	183,355,430
Fidelity Asset Manager 60%	387,880	-	387,880
Fidelity Asset Manager 70%	54,439,794	-	54,439,794
Fidelity Asset Manager 85%	7,455,362	-	7,455,362
September 30, 2008
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 124,816,062	$ 15,864,447	$ 140,680,509
Fidelity Asset Manager 30%	595,233	-	595,233
Fidelity Asset Manager 40%	228,368	-	228,368
Fidelity Asset Manager 50%	609,187,068	187,189,636	796,376,704
Fidelity Asset Manager 60%	36,701	-	36,701
Fidelity Asset Manager 70%	75,537,733	-	75,537,733
Fidelity Asset Manager 85%	10,588,284	-	10,588,284

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Funds use derivative instruments ("derivatives"), including futures contracts, in order to meet their investment objectives. The Funds' strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

While utilizing derivatives in pursuit of their investment objectives, the Funds are exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Funds:

Futures Contracts. The Funds use futures contracts to manage their exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Funds since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. At the end of the period, the Funds had no open futures contracts.

5. Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of each applicable Funds' value of derivatives by primary risk exposure as of period end, if any, is included at the end of each applicable Funds' Schedule of Investments. The table below reflects each applicable Funds' realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ (7,536,941)	$ 1,367,696
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (7,536,941)	$ 1,367,696
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ (55,838)	$ 10,142
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (55,838)	$ 10,142
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ (47,735)	$ 8,693
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (47,735)	$ 8,693
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ (35,226,589)	$ 6,392,238
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (35,226,589)	$ 6,392,238
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ (119,603)	$ 21,732
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (119,603)	$ 21,732

Annual Report

5. Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ (13,233,029)	$ 2,377,530
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (13,233,029)	$ 2,377,530
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ (5,201,232)	$ 934,495
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (5,201,232)	$ 934,495

(a) Derivatives realized gain (loss) and change in unrealized gain (loss) is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	472,453,488	246,669,523
Fidelity Asset Manager 30%	38,456,666	4,211,268
Fidelity Asset Manager 40%	28,946,922	6,608,613
Fidelity Asset Manager 50%	790,779,159	868,896,422
Fidelity Asset Manager 60%	41,798,650	9,935,958
Fidelity Asset Manager 70%	266,947,990	267,250,954
Fidelity Asset Manager 85%	154,974,623	28,267,406

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 35,451	$ 8,147
Class T	.25%	.25%	31,678	-
Class B	.75%	.25%	21,872	16,407
Class C	.75%	.25%	53,115	23,897
			$ 142,116	$ 48,451

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Asset Manager 30%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,966	$ 353
Class T	.25%	.25%	6,424	94
Class B	.75%	.25%	5,230	4,018
Class C	.75%	.25%	16,330	9,418
			$ 32,950	$ 13,883
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 8,469	$ 2,038
Class T	.25%	.25%	8,896	3,680
Class B	.75%	.25%	11,215	10,619
Class C	.75%	.25%	12,418	10,076
			$ 40,998	$ 26,413
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 35,783	$ 8,704
Class T	.25%	.25%	32,176	-
Class B	.75%	.25%	21,470	16,103
Class C	.75%	.25%	53,845	18,028
			$ 143,274	$ 42,835
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 9,474	$ 2,053
Class T	.25%	.25%	11,262	936
Class B	.75%	.25%	10,869	8,890
Class C	.75%	.25%	14,307	7,543
			$ 45,912	$ 19,422
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 184,712	$ 14,864
Class T	.25%	.25%	198,940	674
Class B	.75%	.25%	168,247	126,244
Class C	.75%	.25%	292,129	30,776
			$ 844,028	$ 172,558
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 37,197	$ 3,132
Class T	.25%	.25%	19,112	-
Class B	.75%	.25%	22,375	16,781
Class C	.75%	.25%	48,329	17,452
			$ 127,013	$ 37,365

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 21,202
Class T	4,939
Class B*	4,495
Class C*	1,667
$ 32,303

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 30%	Retained by FDC
Class A	$ 7,922
Class T	1,607
Class B*	103
Class C*	109
$ 9,741
Fidelity Asset Manager 40%
Class A	$ 5,816
Class T	3,206
Class B*	665
Class C*	327
$ 10,014
Fidelity Asset Manager 50%
Class A	$ 22,279
Class T	5,098
Class B*	7,545
Class C*	3,234
$ 38,156
Fidelity Asset Manager 60%
Class A	$ 11,714
Class T	4,574
Class B*	1,130
Class C*	981
$ 18,399
Fidelity Asset Manager 70%
Class A	$ 23,651
Class T	11,239
Class B*	46,808
Class C*	2,881
$ 84,579
Fidelity Asset Manager 85%
Class A	$ 22,099
Class T	3,263
Class B*	5,076
Class C*	1,165
$ 31,603

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 22,038.15
Class T	9,444.15
Class B	4,821.22
Class C	9,093.17
Asset Manager 20%	2,166,490.11
Institutional Class	1,976.09
	$ 2,213,862

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 30%	Amount	% of Average Net Assets
Class A	$ 3,214.16
Class T	1,975.15
Class B	1,079.21
Class C	2,415.15
Asset Manager 30%	37,691.11
Institutional Class	627.13
	$ 47,001
Fidelity Asset Manager 40%
Class A	$ 5,235.16
Class T	2,496.14
Class B	1,289.11
Class C	1,646.13
Asset Manager 40%	22,448.12
Institutional Class	879.09
	$ 33,993
Fidelity Asset Manager 50%
Class A	$ 31,443.22
Class T	15,385.24
Class B	6,570.31
Class C	14,413.27
Asset Manager 50%	11,688,323.22
Institutional Class	2,121.14
	$ 11,758,255
Fidelity Asset Manager 60%
Class A	$ 11,127.29
Class T	5,792.26
Class B	3,222.30
Class C	3,801.27
Asset Manager 60%	56,447.22
Institutional Class	1,391.20
	$ 81,780
Fidelity Asset Manager 70%
Class A	$ 231,378.31
Class T	126,884.32
Class B	54,231.32
Class C	85,931.29
Asset Manager 70%	4,591,301.25
Institutional Class	61,440.28
	$ 5,151,165
Fidelity Asset Manager 85%
Class A	$ 40,659.27
Class T	11,114.29
Class B	7,349.33
Class C	14,410.30
Asset Manager 85%	1,137,645.30
Institutional Class	1,678.17
	$ 1,212,855

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 11,798,692.31%		$ 1,327

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Asset Manager 20%	$ 9,344
Fidelity Asset Manager 30%	159
Fidelity Asset Manager 40%	107
Fidelity Asset Manager 50%	25,181
Fidelity Asset Manager 60%	126
Fidelity Asset Manager 70%	9,507
Fidelity Asset Manager 85%	1,811

During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity Asset Manager 20%
Class B	1.65%	$ 819
Fidelity Asset Manager 30%
Class A	.90%	6,168
Class T	1.15%	3,974
Class B	1.65%	1,856
Class C	1.65%	4,967
Asset Manager 30%	.65%	88,074
Institutional Class	.65%	1,505
Fidelity Asset Manager 40%
Class A	.90%	14,539
Class T	1.15%	7,904
Class B	1.65%	4,875
Class C	1.65%	5,537
Asset Manager 40%	.65%	75,024
Institutional Class	.65%	4,118

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 50%
Class B	1.85%	$ 109
Fidelity Asset Manager 60%
Class A	1.10%	16,958
Class T	1.35%	9,424
Class B	1.85%	4,995
Class C	1.85%	6,321
Asset Manager 60%	.85%	93,574
Institutional Class	.85%	2,489

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced these class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 57,925

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Transfer Agent expense reduction

Fidelity Asset Manager 20%	$ 33,288	$ -
Fidelity Asset Manager 30%	1,023	-
Fidelity Asset Manager 40%	1,096	-
Fidelity Asset Manager 50%	290,234	-
Fidelity Asset Manager 60%	2,262	-
Fidelity Asset Manager 70%	165,252	-
Institutional Class	-	9
Fidelity Asset Manager 85%	40,635	-

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
Fidelity Asset Manager 20%
From net investment income
Class A	$ 437,282	$ 217,282
Class T	183,229	139,471
Class B	54,423	38,980
Class C	126,202	66,883
Asset Manager 20%	70,916,093	90,572,886
Institutional Class	75,972	68,611
Total	$ 71,793,201	$ 91,104,113
From net realized gain
Class A	$ -	$ 111,897
Class T	-	88,892
Class B	-	24,291
Class C	-	35,012
Asset Manager 20%	-	49,278,678
Institutional Class	-	37,626
Total	$ -	$ 49,576,396

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2009	2008
Fidelity Asset Manager 30% A
From net investment income
Class A	$ 52,355	$ 15,489
Class T	32,661	9,224
Class B	11,038	3,594
Class C	34,391	12,880
Asset Manager 30%	1,021,321	550,353
Institutional Class	14,120	3,693
Total	$ 1,165,886	$ 595,233
Fidelity Asset Manager 40% A
From net investment income
Class A	$ 72,060	$ 27,725
Class T	39,765	24,685
Class B	20,040	15,306
Class C	21,439	15,599
Asset Manager 40%	425,812	119,398
Institutional Class	29,546	25,655
Total	$ 608,662	$ 228,368
Fidelity Asset Manager 50%
From net investment income
Class A	$ 397,973	$ 185,719
Class T	166,065	112,972
Class B	46,365	29,127
Class C	113,113	67,942
Asset Manager 50%	177,932,255	239,444,583
Institutional Class	38,741	26,633
Total	$ 178,694,512	$ 239,866,976
From net realized gain
Class A	$ 8,976	$ 359,333
Class T	4,405	290,067
Class B	1,523	98,729
Class C	3,756	225,372
Asset Manager 50%	4,641,464	555,465,189
Institutional Class	794	71,038
Total	$ 4,660,918	$ 556,509,728
Fidelity Asset Manager 60% A
From net investment income
Class A	$ 47,042	$ 7,307
Class T	27,701	2,841
Class B	7,436	1,840
Class C	11,096	1,840
Asset Manager 60%	284,188	18,398
Institutional Class	10,417	4,475
Total	$ 387,880	$ 36,701
Fidelity Asset Manager 70%
From net investment income
Class A B	$ 1,931,219	$ -
Class T B	1,065,951	-
Class B B	447,034	-
Class C B	727,522	-
Asset Manager 70%	49,684,258	72,024,349
Institutional Class B	583,810	-
Total	$ 54,439,794	$ 72,024,349
From net realized gain
Asset Manager 70%	$ -	$ 3,513,384

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended September 30,	2009	2008
Fidelity Asset Manager 85%
From net investment income
Class A	$ 236,401	$ 150,986
Class T	60,047	34,666
Class B	22,565	23,020
Class C	40,556	54,595
Asset Manager 85%	7,078,878	9,096,274
Institutional Class	16,915	3,940
Total	$ 7,455,362	$ 9,363,481
From net realized gain
Class A	$ -	$ 20,022
Class T	-	5,093
Class B	-	4,288
Class C	-	9,298
Asset Manager 85%	-	1,185,614
Institutional Class	-	488
Total	$ -	$ 1,224,803

A Prior period distributions are for the period October 9, 2007 (commencement of operations) to September 30, 2008.

B Prior period distributions are for the period September 23, 2008 (commencement of operations) to September 30, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Fidelity Asset Manager 20%
Class A
Shares sold	1,881,552	723,971	$ 20,262,428	$ 8,907,277
Reinvestment of distributions	36,721	20,064	395,323	246,151
Shares redeemed	(551,418)	(301,654)	(5,902,669)	(3,651,098)
Net increase (decrease)	1,366,855	442,381	$ 14,755,082	$ 5,502,330
Class T
Shares sold	556,534	207,033	$ 5,957,883	$ 2,528,153
Reinvestment of distributions	15,725	16,854	167,994	207,671
Shares redeemed	(154,805)	(97,145)	(1,648,787)	(1,189,971)
Net increase (decrease)	417,454	126,742	$ 4,477,090	$ 1,545,853
Class B
Shares sold	172,271	148,755	$ 1,835,013	$ 1,806,819
Reinvestment of distributions	4,084	4,541	43,418	55,799
Shares redeemed	(120,458)	(55,802)	(1,269,080)	(672,403)
Net increase (decrease)	55,897	97,494	$ 609,351	$ 1,190,215
Class C
Shares sold	590,588	269,755	$ 6,323,524	$ 3,257,302
Reinvestment of distributions	8,209	5,896	87,576	72,166
Shares redeemed	(141,658)	(83,185)	(1,492,459)	(1,003,632)
Net increase (decrease)	457,139	192,466	$ 4,918,641	$ 2,325,836
Asset Manager 20%
Shares sold	58,768,202	58,898,445	$ 637,513,025	$ 723,714,675
Reinvestment of distributions	6,354,880	10,897,714	67,864,384	134,543,532
Shares redeemed	(69,477,950)	(64,781,528)	(731,982,311)	(791,199,186)
Net increase (decrease)	(4,354,868)	5,014,631	$ (26,604,902)	$ 67,059,021
Institutional Class
Shares sold	137,005	180,834	$ 1,434,782	$ 2,308,608
Reinvestment of distributions	6,581	8,001	70,199	98,769
Shares redeemed	(66,987)	(56,367)	(711,929)	(687,919)
Net increase (decrease)	76,599	132,468	$ 793,052	$ 1,719,458

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Fidelity Asset Manager 30% A
Class A
Shares sold	414,025	144,653	$ 3,417,018	$ 1,379,463
Reinvestment of distributions	5,517	1,332	44,542	12,471
Shares redeemed	(76,929)	(12,117)	(581,256)	(111,408)
Net increase (decrease)	342,613	133,868	$ 2,880,304	$ 1,280,526
Class T
Shares sold	161,111	133,157	$ 1,317,197	$ 1,249,065
Reinvestment of distributions	4,011	983	32,253	9,168
Shares redeemed	(47,688)	(10,072)	(365,440)	(93,877)
Net increase (decrease)	117,434	124,068	$ 984,010	$ 1,164,356
Class B
Shares sold	79,409	55,559	$ 635,086	$ 524,350
Reinvestment of distributions	1,314	382	10,518	3,594
Shares redeemed	(50,703)	(392)	(394,045)	(3,644)
Net increase (decrease)	30,020	55,549	$ 251,559	$ 524,300
Class C
Shares sold	174,653	186,960	$ 1,440,050	$ 1,749,175
Reinvestment of distributions	4,010	1,370	32,219	12,797
Shares redeemed	(74,546)	(15,226)	(607,066)	(143,734)
Net increase (decrease)	104,117	173,104	$ 865,203	$ 1,618,238
Asset Manager 30%
Shares sold	6,904,812	5,359,391	$ 55,910,068	$ 50,914,907
Reinvestment of distributions	123,690	56,102	996,564	525,162
Shares redeemed	(3,262,135)	(2,411,599)	(25,731,823)	(22,329,751)
Net increase (decrease)	3,766,367	3,003,894	$ 31,174,809	$ 29,110,318
Institutional Class
Shares sold	85,817	23,759	$ 690,781	$ 231,444
Reinvestment of distributions	1,745	391	13,913	3,693
Shares redeemed	(26,231)	-	(202,728)	-
Net increase (decrease)	61,331	24,150	$ 501,966	$ 235,137
Fidelity Asset Manager 40%A
Class A
Shares sold	949,479	250,703	$ 6,910,670	$ 2,436,280
Reinvestment of distributions	9,317	2,933	69,821	27,298
Shares redeemed	(867,182)	(12,251)	(6,423,492)	(109,719)
Net increase (decrease)	91,614	241,385	$ 556,999	$ 2,353,859
Class T
Shares sold	151,870	227,454	$ 1,163,455	$ 2,214,040
Reinvestment of distributions	5,024	2,641	38,279	24,648
Shares redeemed	(137,056)	(11,458)	(1,041,565)	(102,562)
Net increase (decrease)	19,838	218,637	$ 160,169	$ 2,136,126
Class B
Shares sold	75,414	164,587	$ 591,777	$ 1,626,346
Reinvestment of distributions	2,558	1,632	19,564	15,307
Shares redeemed	(97,756)	(2,203)	(742,267)	(19,407)
Net increase (decrease)	(19,784)	164,016	$ (130,926)	$ 1,622,246
Class C
Shares sold	99,725	185,184	$ 770,448	$ 1,826,153
Reinvestment of distributions	2,748	1,654	20,997	15,523
Shares redeemed	(99,318)	(22,232)	(755,114)	(200,684)
Net increase (decrease)	3,155	164,606	$ 36,331	$ 1,640,992

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Asset Manager 40%
Shares sold	3,849,199	1,762,049	$ 29,825,562	$ 16,509,845
Reinvestment of distributions	55,087	12,657	419,676	116,657
Shares redeemed	(1,075,285)	(477,589)	(8,018,930)	(4,363,370)
Net increase (decrease)	2,829,001	1,297,117	$ 22,226,308	$ 12,263,132
Institutional Class
Shares sold	13,481	156,120	$ 108,903	$ 1,556,663
Reinvestment of distributions	3,839	2,743	29,314	25,655
Shares redeemed	(70,040)	-	(528,051)	-
Net increase (decrease)	(52,720)	158,863	$ (389,834)	$ 1,582,318
Fidelity Asset Manager 50%
Class A
Shares sold	1,405,280	701,937	$ 16,539,899	$ 10,522,398
Reinvestment of distributions	33,431	34,512	384,422	528,926
Shares redeemed	(364,826)	(176,302)	(4,155,231)	(2,573,190)
Net increase (decrease)	1,073,885	560,147	$ 12,769,090	$ 8,478,134
Class T
Shares sold	545,417	321,333	$ 6,332,321	$ 4,828,159
Reinvestment of distributions	13,658	25,741	157,088	396,949
Shares redeemed	(169,205)	(108,476)	(1,916,167)	(1,580,570)
Net increase (decrease)	389,870	238,598	$ 4,573,242	$ 3,644,538
Class B
Shares sold	180,306	140,799	$ 2,100,830	$ 2,118,896
Reinvestment of distributions	3,715	6,699	42,668	103,082
Shares redeemed	(85,486)	(45,273)	(956,143)	(662,500)
Net increase (decrease)	98,535	102,225	$ 1,187,355	$ 1,559,478
Class C
Shares sold	485,121	230,335	$ 5,631,940	$ 3,467,980
Reinvestment of distributions	6,698	14,272	76,866	220,179
Shares redeemed	(159,202)	(78,688)	(1,747,618)	(1,165,992)
Net increase (decrease)	332,617	165,919	$ 3,961,188	$ 2,522,167
Asset Manager 50%
Shares sold	32,974,289	28,976,509	$ 383,017,644	$ 439,124,893
Reinvestment of distributions	15,343,644	49,866,308	176,555,039	772,727,250
Shares redeemed	(89,247,824)	(116,862,705)	(998,197,300)	(1,770,033,572)
Net increase (decrease)	(40,929,891)	(38,019,888)	$ (438,624,617)	$ (558,181,429)
Institutional Class
Shares sold	160,648	64,415	$ 1,795,413	$ 1,084,439
Reinvestment of distributions	3,452	6,272	39,144	97,072
Shares redeemed	(20,390)	(45,377)	(236,895)	(667,764)
Net increase (decrease)	143,710	25,310	$ 1,597,662	$ 513,747
Fidelity Asset Manager 60% A
Class A
Shares sold	626,963	508,064	$ 4,408,112	$ 4,661,791
Reinvestment of distributions	7,097	761	46,058	7,307
Shares redeemed	(310,140)	(114,471)	(2,115,814)	(1,028,696)
Net increase (decrease)	323,920	394,354	$ 2,338,356	$ 3,640,402
Class T
Shares sold	416,315	186,969	$ 2,870,184	$ 1,747,896
Reinvestment of distributions	3,579	283	23,192	2,720
Shares redeemed	(152,802)	(32,399)	(1,011,101)	(277,952)
Net increase (decrease)	267,092	154,853	$ 1,882,275	$ 1,472,664
Class B
Shares sold	142,861	138,223	$ 1,024,160	$ 1,314,613
Reinvestment of distributions	1,109	192	7,209	1,840
Shares redeemed	(97,132)	(2,557)	(678,465)	(22,565)
Net increase (decrease)	46,838	135,858	$ 352,904	$ 1,293,888

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class C
Shares sold	185,591	210,884	$ 1,330,330	$ 1,970,860
Reinvestment of distributions	1,710	192	11,096	1,840
Shares redeemed	(149,285)	(3,246)	(992,160)	(27,889)
Net increase (decrease)	38,016	207,830	$ 349,266	$ 1,944,811
Asset Manager 60%
Shares sold	6,524,913	3,150,368	$ 46,957,848	$ 28,160,474
Reinvestment of distributions	42,505	1,882	275,857	18,064
Shares redeemed	(3,253,446)	(362,700)	(22,687,629)	(3,178,965)
Net increase (decrease)	3,313,972	2,789,550	$ 24,546,076	$ 24,999,573
Institutional Class
Shares sold	54,932	99,914	$ 380,285	$ 989,544
Reinvestment of distributions	1,605	466	10,417	4,475
Shares redeemed	(55,951)	(916)	(394,752)	(7,979)
Net increase (decrease)	586	99,464	$ (4,050)	$ 986,040
Fidelity Asset Manager 70%
Class A B
Shares sold	2,173,509	20,467	$ 24,367,312	$ 370,778
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	6,533,497	-	92,514,323
Reinvestment of distributions	173,733	-	1,832,882	-
Shares redeemed	(2,500,085)	(17,859)	(28,216,639)	(315,305)
Net increase (decrease)	(152,843)	6,536,105	$ (2,016,445)	$ 92,569,796
Class T B
Shares sold	558,875	5,194	$ 6,345,694	$ 138,458
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	3,860,173	-	54,660,040
Reinvestment of distributions	97,734	-	1,031,095	-
Shares redeemed	(1,157,915)	(12,767)	(12,984,993)	(237,608)
Net increase (decrease)	(501,306)	3,852,600	$ (5,608,204)	$ 54,560,890
Class B B
Shares sold	175,683	8,599	$ 1,996,401	$ 132,691
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,725,798	-	24,437,297
Reinvestment of distributions	39,046	-	411,939	-
Shares redeemed	(614,001)	(7,056)	(6,696,000)	(105,755)
Net increase (decrease)	(399,272)	1,727,341	$ (4,287,660)	$ 24,464,233
Class C B
Shares sold	421,289	2,918	$ 4,898,274	$ 217,647
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	2,780,313	-	39,369,233
Reinvestment of distributions	60,708	-	640,464	-
Shares redeemed	(756,167)	(10,650)	(8,424,208)	(326,514)
Net increase (decrease)	(274,170)	2,772,581	$ (2,885,470)	$ 39,260,366
Asset Manager 70%
Shares sold	15,475,772	12,436,796	$ 179,846,118	$ 201,255,406
Reinvestment of distributions	4,628,030	4,363,853	48,825,720	74,272,772
Shares redeemed	(28,165,016)	(33,660,002)	(314,686,965)	(549,568,450)
Net increase (decrease)	(8,061,214)	(16,859,353)	$ (86,015,127)	$ (274,040,272)
Institutional Class B
Shares sold	711,407	10,330	$ 8,732,520	$ 152,572
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,881,221	-	26,638,086
Reinvestment of distributions	55,050	-	580,778	-
Shares redeemed	(501,161)	(3,734)	(5,787,688)	(57,654)
Net increase (decrease)	265,296	1,887,817	$ 3,525,610	$ 26,733,004
Fidelity Asset Manager 85%
Class A
Shares sold	1,227,157	881,000	$ 11,123,956	$ 11,708,813
Reinvestment of distributions	27,818	11,613	230,607	164,450
Shares redeemed	(419,528)	(212,398)	(3,964,719)	(2,755,503)
Net increase (decrease)	835,447	680,215	$ 7,389,844	$ 9,117,760

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class T
Shares sold	219,201	302,865	$ 1,968,756	$ 3,973,155
Reinvestment of distributions	6,419	2,802	53,147	39,626
Shares redeemed	(107,692)	(52,286)	(922,904)	(680,328)
Net increase (decrease)	117,928	253,381	$ 1,098,999	$ 3,332,453
Class B
Shares sold	128,701	152,342	$ 1,146,718	$ 2,031,969
Reinvestment of distributions	2,567	1,841	21,255	26,000
Shares redeemed	(75,871)	(39,226)	(628,100)	(510,836)
Net increase (decrease)	55,397	114,957	$ 539,873	$ 1,547,133
Class C
Shares sold	396,579	329,559	$ 3,589,931	$ 4,362,588
Reinvestment of distributions	3,717	3,034	30,743	42,720
Shares redeemed	(215,928)	(86,632)	(1,937,775)	(1,115,724)
Net increase (decrease)	184,368	245,961	$ 1,682,899	$ 3,289,584
Asset Manager 85%
Shares sold	16,408,620	11,096,127	$ 153,803,706	$ 149,870,831
Reinvestment of distributions	831,961	709,187	6,921,914	10,063,914
Shares redeemed	(10,231,882)	(10,707,014)	(90,681,889)	(142,112,234)
Net increase (decrease)	7,008,699	1,098,300	$ 70,043,731	$ 17,822,511
Institutional Class
Shares sold	106,499	62,723	$ 906,473	$ 834,204
Reinvestment of distributions	1,865	180	15,502	2,553
Shares redeemed	(38,520)	(13,803)	(327,053)	(173,778)
Net increase (decrease)	69,844	49,100	$ 594,922	$ 662,979

A Prior period amounts are for the period October 9, 2007 (commencement of operations) to September 30, 2008.

B Prior period amounts are for the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

13. Merger Information.

On September 26, 2008, Fidelity Asset Manager 70% acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Asset Manager 70% Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on May 15, 2008. The acquisition was accomplished by an exchange of 6,533,497, 3,860,173, 1,725,798, 2,780,313 and 1,881,221 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 9,324,617, 5,534,757, 2,486,431, 4,011,919, and 2,679,998 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.92, $9.88, $9.83, $9.81, and $9.94, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Fidelity Advisor Asset Manager 70% Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity Advisor Asset Manager 70% Fund's net assets, including $21,261,054 of unrealized depreciation, were combined with the Fund's net assets of $2,365,472,024 for total net assets after the acquisition of $2,603,091,003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85% as of September 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% (funds of Fidelity Charles Street Trust)at September 30, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Charles Street Trust and Fidelity Charles Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 20, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	2.31%
Asset Manager 30%	2.42%
Asset Manager 40%	2.29%
Asset Manager 50%	1.47%
Asset Manager 60%	1.48%
Asset Manager 70%	1.10%
Asset Manager 85%	0.82%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2009 to September 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$55,754,842
Asset Manager 30%	$1,165,886
Asset Manager 40%	$608,662
Asset Manager 50%	$106,168,575
Asset Manager 60%	$387,880
Asset Manager 70%	$23,253,756
Asset Manager 85%	$2,399,390

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Retail Class
Asset Manager 20%
October 2008	8%
November 2008	8%
December 2008	8%
February 2009	9%
March 2009	9%
April 2009	9%
May 2009	9%
June 2009	9%
July 2009	9%
August 2009	9%
September 2009	9%
Retail Class
Asset Manager 30%
October 2008	1%
November 2008	14%
December 2008	14%
February 2009	16%
March 2009	16%
April 2009	16%
May 2009	15%
June 2009	16%
July 2009	16%
August 2009	15%
September 2009	16%

Retail Class
Asset Manager 40%
October 2008	1%
December 2008	17%
April 2009	28%
July 2009	29%

Retail Class
Asset Manager 50%
December 2008	20%
April 2009	32%
July 2009	32%

Retail Class
Asset Manager 60%
December 2008	29%

Retail Class
Asset Manager 70%
December 2008	32%

Retail Class
Asset Manager 85%
December 2008	50%

Annual Report

Distributions - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Asset Manager 20%
November 2008	9%
December 2008	10%
February 2009	11%
March 2009	11%
April 2009	11%
May 2009	11%
June 2009	11%
July 2009	11%
August 2009	11%
September 2009	11%

Retail Class
Asset Manager 30%
October 2008	1%
November 2008	15%
December 2008	15%
February 2009	18%
March 2009	18%
April 2009	18%
May 2009	18%
June 2009	18%
July 2009	18%
August 2009	18%
September 2009	18%

Retail Class
Asset Manager 40%
October 2008	1%
December 2008	20%
April 2009	37%
July 2009	39%

Retail Class
Asset Manager 50%
December 2008	23%
April 2009	41%
July 2009	41%

Retail Class
Asset Manager 60%
December 2008	40%
Retail Class
Asset Manager 70%
December 2008	45%

Retail Class
Asset Manager 85%
December 2008	74%

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,660,446,788.00	93.389
Withheld	329,898,915.93	6.611
TOTAL	4,990,345,703.93	100.000
Albert R. Gamper, Jr.
Affirmative	4,697,750,297.49	94.137
Withheld	292,595,406.44	5.863
TOTAL	4,990,345,703.93	100.000
Abigail P. Johnson
Affirmative	4,656,658,858.01	93.313
Withheld	333,686,845.92	6.687
TOTAL	4,990,345,703.93	100.000
Arthur E. Johnson
Affirmative	4,686,159,283.49	93.905
Withheld	304,186,420.44	6.095
TOTAL	4,990,345,703.93	100.000
Michael E. Kenneally
Affirmative	4,709,830,377.70	94.379
Withheld	280,515,326.23	5.621
TOTAL	4,990,345,703.93	100.000
James H. Keyes
Affirmative	4,703,388,873.28	94.250
Withheld	286,956,830.65	5.750
TOTAL	4,990,345,703.93	100.000
Marie L. Knowles
Affirmative	4,693,994,899.89	94.062
Withheld	296,350,804.04	5.938
TOTAL	4,990,345,703.93	100.000
Kenneth L. Wolfe
Affirmative	4,685,695,252.60	93.895
Withheld	304,650,451.33	6.105
TOTAL	4,990,345,703.93	100.000
PROPOSAL 3

For Fidelity Asset Manager 50%, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	539,153,192.91	20.836
Against	1,835,063,285.57	70.918
Abstain	99,089,558.45	3.830
Broker Non-Votes	114,273,518.88	4.416
TOTAL	2,587,579,555.81	100.000
PROPOSAL 3

For Fidelity Asset Manager 70%, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	194,624,056.06	22.806
Against	548,661,062.57	64.291
Abstain	49,188,619.67	5.764
Broker Non-Votes	60,927,022.52	7.139
TOTAL	853,400,760.82	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue each fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class (for the retail class in the case of Asset Manager 70%), as well as each fund's relative investment performance for each class (for the retail class in the case of Asset Manager 70%) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods, as available.

For each of Asset Manager 20% and Asset Manager 50%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For each of Asset Manager 30%, Asset Manager 40%, and Asset Manager 60%, because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of the retail class and Class C of the fund, the cumulative total return of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Asset Manager 70% (retail class) of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor classes of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Asset Manager 70% (retail class).

For Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 20% (retail class) of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 30% (retail class) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 40% (retail class) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 50% (retail class) of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 60% (retail class) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 70% (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 85% (retail class) of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG% of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each class of Asset Manager 20% ranked below its competitive median for 2008.

The Board noted that the total expenses of each class of Asset Manager 30% ranked below its competitive median for 2008.

The Board noted that the total expenses of each class of Asset Manager 40% ranked below its competitive median for 2008.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Asset Manager 50% (retail class) of Fidelity Asset Manager 50% ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Asset Manager 60% (retail class) of Fidelity Asset Manager 60% ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and Fidelity Asset Manager 70% (retail class) of Fidelity Asset Manager 70% ranked below its competitive median for the period and the total expenses of each of Class T and Class B ranked above its competitive median for the period. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and Fidelity Asset Manager 85% (retail class) of Fidelity Asset Manager 85% ranked below its competitive median for 2008 and the total expenses of each of Class T and Class B ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AR-UANNPRO-1109
1.878276.101

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Annual Report

September 30, 2009

Each Class A, Class T, Class B and Class C are
classes of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Asset Manager 20%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 30%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 40%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 50%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 60%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 70%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 85%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Reports of Independent Registered Public Accounting Firms	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Fidelity Advisor Asset Manager 20% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	1.33%	3.17%	3.98%
Class T (incl. 3.50% sales charge) B	3.51%	3.50%	4.15%
Class B (incl. contingent deferred sales charge) C	1.70%	3.58%	4.35%
Class C (incl. contingent deferred sales charge) D	5.75%	3.93%	4.36%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past 5 years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 20%, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past 5 years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Class A on September 30, 1999, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

Annual Report

Fidelity Advisor Asset Manager 30% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	1.32%	-5.43%
Class T (incl. 3.50% sales charge)	3.49%	-4.56%
Class B (incl. contingent deferred sales charge) B	1.73%	-5.19%
Class C (incl. contingent deferred sales charge) C	5.62%	-3.34%

A From October 9, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Asset Manager 40% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	0.66%	-7.26%
Class T (incl. 3.50% sales charge)	2.86%	-6.39%
Class B (incl. contingent deferred sales charge) B	1.02%	-7.06%
Class C (incl. contingent deferred sales charge) C	5.00%	-5.14%

A From October 9, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Asset Manager 50% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	1.31%	1.70%	2.53%
Class T (incl. 3.50% sales charge) B	3.46%	2.03%	2.70%
Class B (incl. contingent deferred sales charge) C	1.64%	2.11%	2.90%
Class C (incl. contingent deferred sales charge) D	5.59%	2.43%	2.90%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 50%, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Class A on September 30, 1999, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

Annual Report

Fidelity Advisor Asset Manager 60% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	1.30%	-10.17%
Class T (incl. 3.50% sales charge)	3.49%	-9.35%
Class B (incl. contingent deferred sales charge) B	1.78%	-9.99%
Class C (incl. contingent deferred sales charge) C	5.83%	-8.11%

A From October 9, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Asset Manager 70% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-0.77%	0.95%	0.82%
Class T (incl. 3.50% sales charge) B	1.30%	1.37%	1.03%
Class B (incl. contingent deferred sales charge)C	-0.55%	1.63%	1.34%
Class C (incl. contingent deferred sales charge) D	3.46%	2.00%	1.34%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 23, 2008 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 23, 2008 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to September 23, 2008 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Asset Manager 70%, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to September 23, 2008 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Class A on September 30, 1999, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period. The initial offering of Class A took place on September 23, 2008. See above for additional information regarding the performance of Class A.

Annual Report

Fidelity Advisor Asset Manager 85% - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	-1.70%	1.80%	1.96%
Class T (incl. 3.50% sales charge) B	0.34%	2.11%	2.12%
Class B (incl. contingent deferred sales charge) C	-1.56%	2.16%	2.32%
Class C (incl. contingent deferred sales charge) D	2.48%	2.54%	2.33%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 85%, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2006 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Class A on September 30, 1999, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period. The initial offering of Class A took place on October 2, 2006. See above for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets came almost full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off, as unprecedented government intervention programs to shore up the credit markets and stimulate economic growth began to take root. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in part by a weaker dollar. Within the bond space, spread-based products replaced Treasuries later in the period as the favored sector for fixed-income investors. For the year, the overall investment-grade bond universe, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 10.56%, while high-yield corporate bonds finished the period with an advance of 22.73%, as gauged by the Merrill Lynch® U.S. High Yield Master II Constrained Index.

Comments from Geoff Stein, who became Portfolio Manager of Fidelity Advisor Asset Manager® Funds on June 1, 2009: In the midst of a dramatically improved market environment during most of the period for both stocks and credit-sensitive bonds, all seven of the Advisor Asset Manager funds outperformed their Composite benchmarks by substantial margins, excluding sales charges, for the year ending September 30, 2009. Strong domestic-equity stock selection and favorable asset-allocation positioning overall fueled the funds' solid relative results. Shifting into higher-beta - meaning more-volatile - stocks during the first quarter of 2009 proved to be the right strategy at the right time to capitalize on the ensuing market rally. In total, nine of the 10 underlying domestic equity sector central funds beat their respective components of the Composite index, with consumer discretionary performing in line with its benchmark component. Within the domestic equity sector central funds, favorable security selection in technology contributed the most to relative returns, followed by picks in financials, health care, industrials and energy. From a market-capitalization perspective, overweighting mid- and small-cap stocks - particularly in the $1 billion to $10 billion range - was the correct positioning, as stocks in these capitalization tiers outperformed their large-cap counterparts amid a sustained market rebound during the period's second half. Concerning our equity and fixed-income asset-allocation strategies, by continually rebalancing our domestic equity stakes early in the period, our allocations were positioned to rebound as the market bottomed in March and then rallied sharply, which aided performance in most of the funds. In addition to domestic equities, out-of-index positions in emerging-markets (EM) equities, high-yield bonds and floating-rate bank-loan securities also contributed. In order to fund our allocations to high-yield and floating-rate debt and EM equities, we underweighted cash across all of the funds - except Advisor Asset Manager 85% - which also boosted relative returns. In Advisor Asset Manager 85%, an out-of-benchmark cash position of roughly 2% actually helped on a relative basis because the positive return generated by the cash beat the negative return of the fund's benchmark. In terms of detractors, stock selection in international equity dampened returns across all funds, but the negative impact was minimal in Advisor Asset Manager 20% and 30%, where the allocation to foreign equities was very small. In addition, our generally underweighted exposure to investment-grade bonds detracted from performance in most of the funds, despite the underlying central fund outperforming its benchmark.

Note to shareholders: In conjunction with an adjustment to Fidelity's planning and guidance methodology, Fidelity will modify the international equity exposure within the Advisor Asset Manager funds' target asset allocations. Effective October 2, 2009, each Advisor Asset Manager fund will increase the international equity exposure within its target asset allocation to 30% of total equity, and modify its composite performance benchmark accordingly. Fidelity believes this change improves the risk and return characteristics of the funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Fidelity Asset Manager 20%
Class A	.86%
Actual		$ 1,000.00	$ 1,168.60	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.36
Class T	1.10%
Actual		$ 1,000.00	$ 1,166.30	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class B	1.65%
Actual		$ 1,000.00	$ 1,164.50	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.63%
Actual		$ 1,000.00	$ 1,164.90	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.24
Asset Manager 20%	.58%
Actual		$ 1,000.00	$ 1,170.90	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,022.16	$ 2.94
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,171.00	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,212.70	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,210.20	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,207.00	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,206.20	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 1,212.70	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,212.70	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,248.50	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,246.40	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,241.80	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,243.10	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 1,249.20	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,249.20	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Fidelity Asset Manager 50%
Class A	1.00%
Actual		$ 1,000.00	$ 1,293.90	$ 5.75
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class T	1.27%
Actual		$ 1,000.00	$ 1,292.40	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.43
Class B	1.85%
Actual		$ 1,000.00	$ 1,288.80	$ 10.61
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class C	1.80%
Actual		$ 1,000.00	$ 1,288.20	$ 10.33
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.10
Asset Manager 50%	.76%
Actual		$ 1,000.00	$ 1,295.20	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,296.10	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.61	$ 3.50
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,324.40	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.35%
Actual		$ 1,000.00	$ 1,323.90	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.85%
Actual		$ 1,000.00	$ 1,320.20	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.85%
Actual		$ 1,000.00	$ 1,322.30	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 1,327.60	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,327.60	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Fidelity Asset Manager 70%
Class A	1.18%
Actual		$ 1,000.00	$ 1,361.30	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.97
Class T	1.43%
Actual		$ 1,000.00	$ 1,358.40	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.23
Class B	1.95%
Actual		$ 1,000.00	$ 1,356.20	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,015.29	$ 9.85
Class C	1.89%
Actual		$ 1,000.00	$ 1,356.20	$ 11.16
HypotheticalA		$ 1,000.00	$ 1,015.59	$ 9.55
Asset Manager 70%	.85%
Actual		$ 1,000.00	$ 1,362.90	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,362.90	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Fidelity Asset Manager 85%
Class A	1.15%
Actual		$ 1,000.00	$ 1,409.80	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class T	1.42%
Actual		$ 1,000.00	$ 1,408.30	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.18
Class B	1.98%
Actual		$ 1,000.00	$ 1,403.80	$ 11.93
HypotheticalA		$ 1,000.00	$ 1,015.14	$ 10.00
Class C	1.93%
Actual		$ 1,000.00	$ 1,404.30	$ 11.63
HypotheticalA		$ 1,000.00	$ 1,015.39	$ 9.75
Asset Manager 85%	.94%
Actual		$ 1,000.00	$ 1,412.10	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,020.36	$ 4.76
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,413.80	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Funds annualized expense ratio.

In addition to the expenses noted above, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .12%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.7	15.6
U.S. Treasury Obligations	14.3	6.4
Freddie Mac	2.2	2.6
Government National Mortgage Association	0.6	2.6
JPMorgan Chase Capital XX	0.5	0.4
	33.3
Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 32.8%	U.S. Government and U.S. Government Agency Obligations 27.6%
AAA,AA,A 12.4%	AAA,AA,A 13.3%
BBB 10.7%	BBB 10.0%
BB and Below 6.3%	BB and Below 7.1%
Not Rated 0.2%	Not Rated 0.3%
Equities 21.0%	Equities 19.4%
Short-Term Investments and Net Other Assets 16.6%	Short-Term Investments and Net Other Assets 22.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.2
Google, Inc. Class A	0.3	0.3
Procter & Gamble Co.	0.2	0.3
Pfizer, Inc.	0.2	0.1
Charles Schwab Corp.	0.2	0.0
	1.2
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 20.9%	Stock Class and Equity Futures 19.4%
Bond Class 58.4%	Bond Class 56.6%
Short-Term Class 20.7%	Short-Term Class 24.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	3.8
Fidelity Financials Central Fund	3.1
Fidelity Health Care Central Fund	2.6
Fidelity Energy Central Fund	2.3
Fidelity Industrials Central Fund	2.2
Fidelity Consumer Discretionary Central Fund	1.9
Fidelity Consumer Staples Central Fund	1.9
Fidelity International Equity Central Fund	1.1
Fidelity Materials Central Fund	0.9
Fidelity Telecom Services Central Fund	0.7
Fidelity Utilities Central Fund	0.7
Total Equity Central Funds	21.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	54.8
Total Fixed-Income Central Funds	59.9
Money Market Central Funds	18.9
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 9.0% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 21.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	485,022	$ 44,675,351
Fidelity Consumer Staples Central Fund (b)	394,725	45,057,822
Fidelity Energy Central Fund (b)	546,892	54,207,979
Fidelity Financials Central Fund (b)	1,267,434	73,751,990
Fidelity Health Care Central Fund (b)	610,494	61,659,926
Fidelity Industrials Central Fund (b)	518,506	52,695,777
Fidelity Information Technology Central Fund (b)	724,762	89,102,247
Fidelity International Equity Central Fund (b)	409,869	26,661,977
Fidelity Materials Central Fund (b)	160,366	20,193,264
Fidelity Telecom Services Central Fund (b)	152,867	15,219,399
Fidelity Utilities Central Fund (b)	187,247	16,532,066
TOTAL EQUITY CENTRAL FUNDS (Cost $525,660,348)		499,757,798
Fixed-Income Central Funds - 59.9%

High Yield Fixed-Income Funds - 5.1%
Fidelity Floating Rate Central Fund (b)	295,201	26,813,071
Fidelity High Income Central Fund 1 (b)	1,048,404	92,773,272
TOTAL HIGH YIELD FIXED-INCOME FUNDS		119,586,343
Investment Grade Fixed-Income Funds - 54.8%
Fidelity Tactical Income Central Fund (b)	13,649,544	1,291,110,352
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,428,182,003)		1,410,696,695
Money Market Central Funds - 18.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	33,566,053	$ 33,566,053
Fidelity Money Market Central Fund, 0.60% (a)	410,550,134	410,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $444,116,187)		444,116,187
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,397,958,538)	2,354,570,680
NET OTHER ASSETS - 0.0%	239,537
NET ASSETS - 100%	$ 2,354,810,217
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,171,183
Fidelity Consumer Discretionary Central Fund	679,426
Fidelity Consumer Staples Central Fund	1,140,450
Fidelity Energy Central Fund	499,004
Fidelity Financials Central Fund	1,514,306
Fidelity Floating Rate Central Fund	2,459,618
Fidelity Health Care Central Fund	722,757
Fidelity High Income Central Fund 1	6,546,550
Fidelity Industrials Central Fund	955,918
Fidelity Information Technology Central Fund	585,733
Fidelity International Equity Central Fund	321,199
Fidelity Materials Central Fund	309,593
Fidelity Money Market Central Fund	5,109,378
Fidelity Tactical Income Central Fund	53,793,437
Fidelity Telecom Services Central Fund	274,648
Fidelity Utilities Central Fund	589,546
Total	$ 76,672,746
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 9,187,790	$ 7,369,840	$ 44,675,351	8.6%
Fidelity Consumer Staples Central Fund	43,280,780	9,915,583	7,701,524	45,057,822	8.7%
Fidelity Energy Central Fund	45,971,670	19,298,823	8,173,672	54,207,979	9.4%
Fidelity Financials Central Fund	67,032,602	22,632,822	7,854,488	73,751,990	9.6%
Fidelity Floating Rate Central Fund	67,675,508	2,823,864	40,135,484	26,813,071	0.9%
Fidelity Health Care Central Fund	54,027,771	17,282,411	10,784,516	61,659,926	9.2%
Fidelity High Income Central Fund 1	42,245,646	43,077,160	1,724,386	92,773,272	18.2%
Fidelity Industrials Central Fund	50,521,309	12,506,465	8,710,687	52,695,777	8.8%
Fidelity Information Technology Central Fund	62,956,141	18,067,661	11,828,955	89,102,247	8.9%
Fidelity International Equity Central Fund	-	22,200,728	193,681	26,661,977	4.2%
Fidelity Materials Central Fund	15,341,018	4,597,107	2,993,757	20,193,264	8.8%
Fidelity Tactical Income Central Fund	1,082,230,662	283,043,467	133,925,715	1,291,110,352	29.3%
Fidelity Telecom Services Central Fund	12,667,166	3,171,200	2,534,078	15,219,399	8.8%
Fidelity Utilities Central Fund	15,447,872	4,648,407	2,738,740	16,532,066	9.2%
Total	$ 1,602,297,444	$ 472,453,488	$ 246,669,523	$ 1,910,454,493
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $109,929,389 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $70,092,243 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $2,397,958,538) - See accompanying schedule:		$ 2,354,570,680
Receivable for investments sold		633,325
Receivable for fund shares sold		3,913,305
Distributions receivable from Fidelity Central Funds		5,408,210
Prepaid expenses		11,317
Receivable from investment adviser for expense reductions		95
Total assets		2,364,536,932

Liabilities
Payable for investments purchased	$ 6,292,125
Payable for fund shares redeemed	2,324,954
Accrued management fee	801,294
Distribution fees payable	18,132
Other affiliated payables	261,399
Other payables and accrued expenses	28,811
Total liabilities		9,726,715

Net Assets		$ 2,354,810,217
Net Assets consist of:
Paid in capital		$ 2,497,555,882
Undistributed net investment income		3,231,753
Accumulated undistributed net realized gain (loss) on investments		(102,589,560)
Net unrealized appreciation (depreciation) on investments		(43,387,858)
Net Assets		$ 2,354,810,217

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,487,577 ÷ 2,074,584 shares)		$ 11.80

Maximum offering price per share (100/94.25 of $11.80)		$ 12.52
Class T: Net Asset Value and redemption price per share ($10,032,090 ÷ 851,260 shares)		$ 11.78

Maximum offering price per share (100/96.50 of $11.78)		$ 12.21
Class B: Net Asset Value and offering price per share ($2,712,207 ÷ 230,420 shares)A		$ 11.77

Class C: Net Asset Value and offering price per share ($9,189,262 ÷ 781,554 shares)A		$ 11.76

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,305,691,732 ÷ 195,088,270 shares)		$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,697,349 ÷ 228,280 shares)		$ 11.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 2,448
Income from Fidelity Central Funds		76,672,746
Total income		76,675,194

Expenses
Management fee	$ 8,288,972
Transfer agent fees	2,213,862
Distribution fees	142,116
Accounting fees and expenses	651,792
Custodian fees and expenses	5,025
Independent trustees' compensation	7,308
Registration fees	125,233
Audit	51,703
Legal	10,719
Miscellaneous	85,713
Total expenses before reductions	11,582,443
Expense reductions	(34,107)	11,548,336
Net investment income (loss)		65,126,858
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	634,279
Fidelity Central Funds	(23,977,067)
Futures contracts	(7,536,941)
Total net realized gain (loss)		(30,879,729)
Change in net unrealized appreciation (depreciation) on: Investment securities	106,345,918
Futures contracts	1,367,696
Total change in net unrealized appreciation (depreciation)		107,713,614
Net gain (loss)		76,833,885
Net increase (decrease) in net assets resulting from operations		$ 141,960,743

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,126,858	$ 86,585,401
Net realized gain (loss)	(30,879,729)	(18,069,996)
Change in net unrealized appreciation (depreciation)	107,713,614	(241,275,471)
Net increase (decrease) in net assets resulting from operations	141,960,743	(172,760,066)
Distributions to shareholders from net investment income	(71,793,201)	(91,104,113)
Distributions to shareholders from net realized gain	-	(49,576,396)
Total distributions	(71,793,201)	(140,680,509)
Share transactions - net increase (decrease)	(1,051,686)	79,342,713
Total increase (decrease) in net assets	69,115,856	(234,097,862)

Net Assets
Beginning of period	2,285,694,361	2,519,792,223
End of period (including undistributed net investment income of $3,231,753 and undistributed net investment income of $11,795,814, respectively)	$ 2,354,810,217	$ 2,285,694,361

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.33	.39	.48
Net realized and unrealized gain (loss)	.48	(1.27)	.40
Total from investment operations	.81	(.88)	.88
Distributions from net investment income	(.36)	(.42)	(.52)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.87%	.86%	.87% A
Expenses net of all reductions	.87%	.86%	.87% A
Net investment income (loss)	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.30	.36	.45
Net realized and unrealized gain (loss)	.48	(1.28)	.40
Total from investment operations	.78	(.92)	.85
Distributions from net investment income	(.33)	(.38)	(.51)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.11%	1.12%	1.11% A
Net investment income (loss)	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24	.29	.39
Net realized and unrealized gain (loss)	.49	(1.27)	.38
Total from investment operations	.73	(.98)	.77
Distributions from net investment income	(.28)	(.32)	(.44)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.65%	1.66%	1.65% A
Net investment income (loss)	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24	.29	.39
Net realized and unrealized gain (loss)	.49	(1.26)	.38
Total from investment operations	.73	(.97)	.77
Distributions from net investment income	(.28)	(.33)	(.45)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.63%	1.64%	1.64% A
Net investment income (loss)	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Income from Investment Operations
Net investment income (loss) B	.35	.43	.53	.46	.33
Net realized and unrealized gain (loss)	.50	(1.28)	.38	.39	.74
Total from investment operations	.85	(.85)	.91	.85	1.07
Distributions from net investment income	(.39)	(.45)	(.55)	(.43)	(.32)
Distributions from net realized gain	-	(.25)	(.59)	(.28)	-
Total distributions	(.39)	(.70)	(1.14)	(.71)	(.32)
Net asset value, end of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Total Return A	7.90%	(6.90)%	7.26%	6.77%	8.85%
Ratios to Average Net Assets D
Expenses before reductions	.58%	.56%	.57%	.58%	.60%
Expenses net of fee waivers, if any	.58%	.56%	.57%	.58%	.60%
Expenses net of all reductions	.58%	.56%	.57%	.57%	.58%
Net investment income (loss)	3.30%	3.48%	4.15%	3.58%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038
Portfolio turnover rate C	16%	5%	6%	81% E	81% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

E Portfolio turnover rate excludes securities received or delivered in kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.36	.42	.53
Net realized and unrealized gain (loss)	.50	(1.27)	.38
Total from investment operations	.86	(.85)	.91
Distributions from net investment income	(.39)	(.45)	(.55)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	8.00%	(6.91)%	7.24%
Ratios to Average Net AssetsG
Expenses before reductions	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.56%	.57%	.59% A
Expenses net of all reductions	.56%	.56%	.59% A
Net investment income (loss)	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.2	15.6
U.S. Treasury Obligations	13.8	6.3
Freddie Mac	2.2	2.5
Government National Mortgage Association	0.6	2.6
JPMorgan Chase Capital XX	0.5	0.4
	32.3
Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 31.8%	U.S. Government and U.S. Government Agency Obligations 27.4%
AAA,AA,A 11.5%	AAA,AA,A 13.3%
BBB 10.5%	BBB 9.9%
BB and Below 6.3%	BB and Below 7.0%
Not Rated 0.2%	Not Rated 0.3%
Equities 30.3%	Equities 29.2%
Short-Term Investments and Net Other Assets 9.4%	Short-Term Investments and Net Other Assets 12.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.3
Procter & Gamble Co.	0.3	0.5
Google, Inc. Class A	0.4	0.3
Pfizer, Inc.	0.3	0.2
Charles Schwab Corp.	0.3	0.0
	1.8
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 30.3%	Stock Class and Equity Futures 29.1%
Bond Class 56.6%	Bond Class 56.3%
Short-Term Class 13.1%	Short-Term Class 14.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	5.5
Fidelity Financials Central Fund	4.7
Fidelity Health Care Central Fund	3.9
Fidelity Energy Central Fund	3.3
Fidelity Industrials Central Fund	3.3
Fidelity Consumer Discretionary Central Fund	3.0
Fidelity Consumer Staples Central Fund	3.0
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity International Equity Central Fund	1.0
Fidelity Telecom Services Central Fund	0.9
Total Equity Central Funds	30.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	52.9
Total Fixed-Income Central Funds	57.9
Money Market Central Funds	10.8
Net Other Assets	0.5
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 10.0% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 30.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	23,380	$ 2,153,509
Fidelity Consumer Staples Central Fund (b)	18,603	2,123,558
Fidelity Energy Central Fund (b)	24,181	2,396,832
Fidelity Financials Central Fund (b)	58,285	3,391,587
Fidelity Health Care Central Fund (b)	27,628	2,790,440
Fidelity Industrials Central Fund (b)	23,091	2,346,736
Fidelity Information Technology Central Fund (b)	32,258	3,965,785
Fidelity International Equity Central Fund (b)	10,964	713,202
Fidelity Materials Central Fund (b)	6,531	822,400
Fidelity Telecom Services Central Fund (b)	6,114	608,687
Fidelity Utilities Central Fund (b)	9,153	808,087
TOTAL EQUITY CENTRAL FUNDS (Cost $21,739,032)		22,120,823
Fixed-Income Central Funds - 57.9%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	9,421	855,694
Fidelity High Income Central Fund 1 (b)	30,811	2,726,495
TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,582,189
Investment Grade Fixed-Income Funds - 52.9%
Fidelity Tactical Income Central Fund (b)	401,473	37,975,333
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $40,331,741)		41,557,522
Money Market Central Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	2,806,891	$ 2,806,891
Fidelity Money Market Central Fund, 0.60% (a)	4,900,000	4,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $7,706,891)		7,706,891
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $69,777,664)	71,385,236
NET OTHER ASSETS - 0.5%	352,745
NET ASSETS - 100%	$ 71,737,981
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,180
Fidelity Consumer Discretionary Central Fund	20,707
Fidelity Consumer Staples Central Fund	35,542
Fidelity Energy Central Fund	15,925
Fidelity Financials Central Fund	43,582
Fidelity Floating Rate Central Fund	43,117
Fidelity Health Care Central Fund	21,112
Fidelity High Income Central Fund 1	128,645
Fidelity Industrials Central Fund	27,423
Fidelity Information Technology Central Fund	17,972
Fidelity International Equity Central Fund	7,870
Fidelity Materials Central Fund	8,710
Fidelity Money Market Central Fund	19,579
Fidelity Tactical Income Central Fund	1,021,832
Fidelity Telecom Services Central Fund	7,558
Fidelity Utilities Central Fund	19,034
Total	$ 1,472,788
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 1,096,230	$ 104,201	$ 2,153,509	0.4%
Fidelity Consumer Staples Central Fund	973,588	1,142,631	125,944	2,123,558	0.4%
Fidelity Energy Central Fund	1,034,093	1,465,600	285,882	2,396,832	0.4%
Fidelity Financials Central Fund	1,507,852	1,859,405	155,397	3,391,587	0.4%
Fidelity Floating Rate Central Fund	1,013,697	479,453	643,329	855,694	0.0%
Fidelity Health Care Central Fund	1,215,308	1,495,210	151,841	2,790,440	0.4%
Fidelity High Income Central Fund 1	637,595	1,977,307	134,779	2,726,495	0.5%
Fidelity Industrials Central Fund	1,136,447	1,200,534	177,539	2,346,736	0.4%
Fidelity Information Technology Central Fund	1,416,220	1,873,725	272,651	3,965,785	0.4%
Fidelity International Equity Central Fund	-	597,081	-	713,202	0.1%
Fidelity Materials Central Fund	345,142	423,490	108,398	822,400	0.4%
Fidelity Tactical Income Central Fund	13,876,261	24,063,360	1,942,435	37,975,333	0.9%
Fidelity Telecom Services Central Fund	285,000	299,689	67,672	608,687	0.4%
Fidelity Utilities Central Fund	347,516	482,951	41,200	808,087	0.4%
Total	$ 24,753,791	$ 38,456,666	$ 4,211,268	$ 63,678,345
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	1.3%
Bermuda	1.2%
Canada	1.1%
Others (individually less than 1%)	6.4%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $270,253 of which $10,213 and $260,040 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $728,141 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $69,777,664) - See accompanying schedule:		$ 71,385,236
Receivable for investments sold		22,364
Receivable for fund shares sold		442,379
Distributions receivable from Fidelity Central Funds		150,197
Prepaid expenses		310
Receivable from investment adviser for expense reductions		38,129
Total assets		72,038,615

Liabilities
Payable for investments purchased	$ 210,887
Payable for fund shares redeemed	14,349
Accrued management fee	23,512
Distribution fees payable	4,380
Other affiliated payables	7,745
Other payables and accrued expenses	39,761
Total liabilities		300,634

Net Assets		$ 71,737,981
Net Assets consist of:
Paid in capital		$ 70,590,710
Undistributed net investment income		157,639
Accumulated undistributed net realized gain (loss) on investments		(617,940)
Net unrealized appreciation (depreciation) on investments		1,607,572
Net Assets		$ 71,737,981

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,305,301 ÷ 476,481 shares)		$ 9.04

Maximum offering price per share (100/94.25 of $9.04)		$ 9.59
Class T: Net Asset Value and redemption price per share ($2,181,202 ÷ 241,502 shares)		$ 9.03

Maximum offering price per share (100/96.50 of $9.03)		$ 9.36
Class B: Net Asset Value and offering price per share ($772,519 ÷ 85,569 shares)A		$ 9.03

Class C: Net Asset Value and offering price per share ($2,498,914 ÷ 277,221 shares)A		$ 9.01

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($61,207,289 ÷ 6,770,261 shares)		$ 9.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($772,756 ÷ 85,481 shares)		$ 9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 657
Income from Fidelity Central Funds		1,472,788
Total income		1,473,445

Expenses
Management fee	$ 168,728
Transfer agent fees	47,001
Distribution fees	32,950
Accounting fees and expenses	16,708
Custodian fees and expenses	5,008
Independent trustees' compensation	134
Registration fees	67,768
Audit	61,448
Legal	137
Miscellaneous	1,521
Total expenses before reductions	401,403
Expense reductions	(107,567)	293,836
Net investment income (loss)		1,179,609
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	98
Fidelity Central Funds	63,714
Futures contracts	(55,838)
Total net realized gain (loss)		7,974
Change in net unrealized appreciation (depreciation) on: Investment securities	4,615,333
Futures contracts	10,142
Total change in net unrealized appreciation (depreciation)		4,625,475
Net gain (loss)		4,633,449
Net increase (decrease) in net assets resulting from operations		$ 5,813,058

Statement of Changes in Net Assets

	Year ended September 30, 2009	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,179,609	$ 697,480
Net realized gain (loss)	7,974	(584,261)
Change in net unrealized appreciation (depreciation)	4,625,475	(3,017,903)
Net increase (decrease) in net assets resulting from operations	5,813,058	(2,904,684)
Distributions to shareholders from net investment income	(1,165,886)	(595,233)
Share transactions - net increase (decrease)	36,657,851	33,932,875
Total increase (decrease) in net assets	41,305,023	30,432,958

Net Assets
Beginning of period	30,432,958	-
End of period (including undistributed net investment income of $157,639 and undistributed net investment income of $143,916, respectively)	$ 71,737,981	$ 30,432,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.24
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.62	(1.15)
Distributions from net investment income	(.24)	(.19)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C,D	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.98% A
Expenses net of all reductions	.89%	.98% A
Net investment income (loss)	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,305	$ 1,159
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.22
Net realized and unrealized gain (loss)	.40	(1.40)
Total from investment operations	.60	(1.18)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 9.03	$ 8.65
Total Return B,C,D	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15%	1.20% A
Expenses net of all reductions	1.14%	1.20% A
Net investment income (loss)	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,181	$ 1,074
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.56	(1.22)
Distributions from net investment income	(.18)	(.13)
Net asset value, end of period	$ 9.03	$ 8.65
Total Return B,C,D	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.73% A
Expenses net of all reductions	1.65%	1.73% A
Net investment income (loss)	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 773	$ 480
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17
Net realized and unrealized gain (loss)	.39	(1.39)
Total from investment operations	.55	(1.22)
Distributions from net investment income	(.18)	(.14)
Net asset value, end of period	$ 9.01	$ 8.64
Total Return B,C,D	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.70% A
Net investment income (loss)	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,499	$ 1,495
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.26
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.64	(1.13)
Distributions from net investment income	(.26)	(.21)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.90%	1.24% A
Expenses net of fee waivers, if any	.65%	.73% A
Expenses net of all reductions	.65%	.72% A
Net investment income (loss)	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,207	$ 26,016
Portfolio turnover rate E	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.26
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.64	(1.13)
Distributions from net investment income	(.26)	(.21)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.75% A
Expenses net of all reductions	.65%	.75% A
Net investment income (loss)	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 773	$ 209
Portfolio turnover rate E	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.2	13.7
U.S. Treasury Obligations	12.0	5.6
Freddie Mac	1.9	2.2
Government National Mortgage Association	0.5	2.3
JPMorgan Chase Capital XX	0.4	0.4
	28.0
Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 27.6%	U.S. Government and U.S. Government Agency Obligations 24.1%
AAA,AA,A 10.0%	AAA,AA,A 11.6%
BBB 9.1%	BBB 9.0%
BB and Below 6.0%	BB and Below 6.4%
Not Rated 0.2%	Not Rated 0.3%
Equities 40.4%	Equities 38.2%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 10.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.3
Procter & Gamble Co.	0.4	0.5
Google, Inc. Class A	0.5	0.3
Pfizer, Inc.	0.4	0.2
Charles Schwab Corp.	0.3	0.0
	2.2
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 40.3%	Stock Class and Equity Futures 38.0%
Bond Class 49.7%	Bond Class 50.0%
Short-Term Class 10.0%	Short-Term Class 12.0%

Asset Allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	6.7
Fidelity Financials Central Fund	5.7
Fidelity Health Care Central Fund	4.7
Fidelity Energy Central Fund	4.0
Fidelity International Equity Central Fund	4.0
Fidelity Industrials Central Fund	3.9
Fidelity Consumer Discretionary Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.6
Fidelity Materials Central Fund	1.4
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.0
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	41.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	46.0
Total Fixed-Income Central Funds	51.0
Money Market Central Funds	7.9
Net Other Assets	0.1
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 14.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 41.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	17,636	$ 1,624,457
Fidelity Consumer Staples Central Fund (b)	14,066	1,605,623
Fidelity Emerging Markets Equity Central Fund (b)	2,640	447,179
Fidelity Energy Central Fund (b)	18,341	1,817,976
Fidelity Financials Central Fund (b)	43,792	2,548,251
Fidelity Health Care Central Fund (b)	20,864	2,107,215
Fidelity Industrials Central Fund (b)	17,380	1,766,313
Fidelity Information Technology Central Fund (b)	24,312	2,988,886
Fidelity International Equity Central Fund (b)	27,536	1,791,219
Fidelity Materials Central Fund (b)	4,961	624,751
Fidelity Telecom Services Central Fund (b)	4,608	458,806
Fidelity Utilities Central Fund (b)	6,980	616,276
TOTAL EQUITY CENTRAL FUNDS (Cost $18,575,895)		18,396,952
Fixed-Income Central Funds - 51.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	5,988	543,882
Fidelity High Income Central Fund 1 (b)	19,200	1,698,998
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,242,880
Investment Grade Fixed-Income Funds - 46.0%
Fidelity Tactical Income Central Fund (b)	218,192	20,638,811
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $22,148,418)		22,881,691
Money Market Central Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	1,644,693	$ 1,644,693
Fidelity Money Market Central Fund, 0.60% (a)	1,900,000	1,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $3,544,693)		3,544,693
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $44,269,006)	44,823,336
NET OTHER ASSETS - 0.1%	47,993
NET ASSETS - 100%	$ 44,871,329
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,714
Fidelity Consumer Discretionary Central Fund	16,422
Fidelity Consumer Staples Central Fund	28,228
Fidelity Emerging Markets Equity Central Fund	5,556
Fidelity Energy Central Fund	12,591
Fidelity Financials Central Fund	33,996
Fidelity Floating Rate Central Fund	25,021
Fidelity Health Care Central Fund	17,369
Fidelity High Income Central Fund 1	87,205
Fidelity Industrials Central Fund	22,123
Fidelity Information Technology Central Fund	14,346
Fidelity International Equity Central Fund	29,117
Fidelity Materials Central Fund	7,164
Fidelity Money Market Central Fund	7,597
Fidelity Tactical Income Central Fund	599,939
Fidelity Telecom Services Central Fund	6,007
Fidelity Utilities Central Fund	15,057
Total	$ 948,452
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 1,098,688	$ 302,723	$ 1,624,457	0.3%
Fidelity Consumer Staples Central Fund	693,355	1,177,953	350,495	1,605,623	0.3%
Fidelity Emerging Markets Equity Central Fund	-	382,781	112,949	447,179	0.2%
Fidelity Energy Central Fund	736,460	1,471,989	544,824	1,817,976	0.3%
Fidelity Financials Central Fund	1,073,867	1,867,725	460,906	2,548,251	0.3%
Fidelity Floating Rate Central Fund	504,178	398,655	388,969	543,882	0.0%
Fidelity Health Care Central Fund	865,513	1,488,253	416,843	2,107,215	0.3%
Fidelity High Income Central Fund 1	316,276	1,381,623	175,217	1,698,998	0.3%
Fidelity Industrials Central Fund	809,331	1,187,737	352,138	1,766,313	0.3%
Fidelity Information Technology Central Fund	1,008,502	1,865,627	640,306	2,988,886	0.3%
Fidelity International Equity Central Fund	745,109	913,693	22,819	1,791,219	0.3%
Fidelity Materials Central Fund	245,701	382,559	131,381	624,751	0.3%
Fidelity Tactical Income Central Fund	7,380,508	14,534,743	2,452,732	20,638,811	0.5%
Fidelity Telecom Services Central Fund	202,857	315,366	138,517	458,806	0.3%
Fidelity Utilities Central Fund	247,387	479,530	117,794	616,276	0.3%
Total	$ 15,516,260	$ 28,946,922	$ 6,608,613	$ 41,278,643
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.6%
United Kingdom	1.8%
Switzerland	1.2%
Canada	1.2%
Bermuda	1.2%
Others (individually less than 1%)	9.0%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $565,738 of which $101,011 and $464,727 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $557,564 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $44,269,006) - See accompanying schedule:		$ 44,823,336
Cash		12,739
Receivable for investments sold		14,251
Receivable for fund shares sold		66,869
Distributions receivable from Fidelity Central Funds		84,340
Prepaid expenses		195
Receivable from investment adviser for expense reductions		37,055
Total assets		45,038,785

Liabilities
Payable for investments purchased	$ 85,109
Payable for fund shares redeemed	18,735
Accrued management fee	14,982
Distribution fees payable	3,740
Other affiliated payables	5,125
Other payables and accrued expenses	39,765
Total liabilities		167,456

Net Assets		$ 44,871,329
Net Assets consist of:
Paid in capital		$ 44,057,719
Undistributed net investment income		256,838
Accumulated undistributed net realized gain (loss) on investments		2,442
Net unrealized appreciation (depreciation) on investments		554,330
Net Assets		$ 44,871,329

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,921,246 ÷ 332,999 shares)		$ 8.77

Maximum offering price per share (100/94.25 of $8.77)		$ 9.31
Class T: Net Asset Value and redemption price per share ($2,089,341 ÷ 238,475 shares)		$ 8.76

Maximum offering price per share (100/96.50 of $8.76)		$ 9.08
Class B: Net Asset Value and offering price per share ($1,262,680 ÷ 144,232 shares)A		$ 8.75

Class C: Net Asset Value and offering price per share ($1,469,210 ÷ 167,761 shares)A		$ 8.76

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($36,197,605 ÷ 4,126,118 shares)		$ 8.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($931,247 ÷ 106,143 shares)		$ 8.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 75
Income from Fidelity Central Funds		948,452
Total income		948,527

Expenses
Management fee	$ 112,805
Transfer agent fees	33,993
Distribution fees	40,998
Accounting fees and expenses	11,167
Custodian fees and expenses	5,007
Independent trustees' compensation	88
Registration fees	59,383
Audit	61,436
Legal	1,856
Miscellaneous	1,028
Total expenses before reductions	327,761
Expense reductions	(113,093)	214,668
Net investment income (loss)		733,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17
Fidelity Central Funds	128,703
Futures contracts	(47,735)
Total net realized gain (loss)		80,985
Change in net unrealized appreciation (depreciation) on: Investment securities	3,295,362
Futures contracts	8,693
Total change in net unrealized appreciation (depreciation)		3,304,055
Net gain (loss)		3,385,040
Net increase (decrease) in net assets resulting from operations		$ 4,118,899

Statement of Changes in Net Assets

	Year ended September 30, 2009	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 733,859	$ 363,871
Net realized gain (loss)	80,985	(82,406)
Change in net unrealized appreciation (depreciation)	3,304,055	(2,749,725)
Net increase (decrease) in net assets resulting from operations	4,118,899	(2,468,260)
Distributions to shareholders from net investment income	(608,662)	(228,368)
Share transactions - net increase (decrease)	22,459,047	21,598,673
Total increase (decrease) in net assets	25,969,284	18,902,045

Net Assets
Beginning of period	18,902,045	-
End of period (including undistributed net investment income of $256,838 and undistributed net investment income of $131,642, respectively)	$ 44,871,329	$ 18,902,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.23
Net realized and unrealized gain (loss)	.34	(1.66)
Total from investment operations	.54	(1.43)
Distributions from net investment income	(.19)	(.15)
Net asset value, end of period	$ 8.77	$ 8.42
Total Return B, C, D	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	1.00% A
Expenses net of all reductions	.90%	1.00% A
Net investment income (loss)	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,921	$ 2,033
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.21
Net realized and unrealized gain (loss)	.35	(1.66)
Total from investment operations	.53	(1.45)
Distributions from net investment income	(.18)	(.14)
Net asset value, end of period	$ 8.76	$ 8.41
Total Return B, C, D	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.25% A
Expenses net of all reductions	1.15%	1.25% A
Net investment income (loss)	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,089	$ 1,840
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16
Net realized and unrealized gain (loss)	.35	(1.66)
Total from investment operations	.49	(1.50)
Distributions from net investment income	(.14)	(.10)
Net asset value, end of period	$ 8.75	$ 8.40
Total Return B, C, D	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	2.08%	2.64%A
Expenses net of fee waivers, if any	1.65%	1.77%A
Expenses net of all reductions	1.65%	1.77%A
Net investment income (loss)	1.87%	1.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,263	$ 1,378
Portfolio turnover rate F	27%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.48	(1.49)
Distributions from net investment income	(.13)	(.10)
Net asset value, end of period	$ 8.76	$ 8.41
Total Return B, C, D	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.76% A
Expenses net of all reductions	1.65%	1.76% A
Net investment income (loss)	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,469	$ 1,384
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.25
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.56	(1.40)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 8.77	$ 8.43
Total Return B, C	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.05%	1.68% A
Expenses net of fee waivers, if any	.65%	.72% A
Expenses net of all reductions	.64%	.72% A
Net investment income (loss)	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,198	$ 10,929
Portfolio turnover rate E	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.25
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.56	(1.40)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 8.77	$ 8.43
Total Return B, C	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.76% A
Expenses net of all reductions	.65%	.76% A
Net investment income (loss)	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 931	$ 1,339
Portfolio turnover rate E	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.4
Procter & Gamble Co.	0.5	0.7
Google, Inc. Class A	0.6	0.4
Pfizer, Inc.	0.5	0.2
Microsoft Corp.	0.4	0.4
CVS Caremark Corp.	0.4	0.5
Charles Schwab Corp.	0.4	0.0
PepsiCo, Inc.	0.4	0.5
CME Group, Inc.	0.4	0.2
AT&T, Inc.	0.4	0.2
	4.8
Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.6	12.5
U.S. Treasury Obligations	10.5	5.1
Freddie Mac	1.7	2.0
Government National Mortgage Association	0.4	2.1
JPMorgan Chase Capital XX	0.4	0.4
	24.6
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 51.0%	Stock Class and Equity Futures 49.7%
Bond Class 44.1%	Bond Class 46.2%
Short-Term Class 4.9%	Short-Term Class 4.1%

Asset Allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	9.0
Fidelity Financials Central Fund	6.7
Fidelity Health Care Central Fund	5.9
Fidelity Industrials Central Fund	5.4
Fidelity Energy Central Fund	5.1
Fidelity Consumer Discretionary Central Fund	4.6
Fidelity Consumer Staples Central Fund	4.6
Fidelity International Equity Central Fund	4.2
Fidelity Materials Central Fund	2.1
Fidelity Telecom Services Central Fund	1.6
Fidelity Utilities Central Fund	1.6
Fidelity Emerging Markets Equity Central Fund	1.1
Total Equity Central Funds	51.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	40.2
Total Fixed-Income Central Funds	45.2
Money Market Central Funds	2.9
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 15.8% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 51.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,029,232	$ 279,022,577
Fidelity Consumer Staples Central Fund (b)	2,460,441	280,859,348
Fidelity Emerging Markets Equity Central Fund (b)	406,259	68,820,196
Fidelity Energy Central Fund (b)	3,085,999	305,884,194
Fidelity Financials Central Fund (b)	6,988,302	406,649,295
Fidelity Health Care Central Fund (b)	3,550,643	358,614,937
Fidelity Industrials Central Fund (b)	3,219,787	327,227,002
Fidelity Information Technology Central Fund (b)	4,427,896	544,365,539
Fidelity International Equity Central Fund (b)	3,945,473	256,653,011
Fidelity Materials Central Fund (b)	1,001,691	126,132,911
Fidelity Telecom Services Central Fund (b)	960,011	95,578,669
Fidelity Utilities Central Fund (b)	1,082,411	95,566,059
TOTAL EQUITY CENTRAL FUNDS (Cost $3,360,316,375)		3,145,373,738
Fixed-Income Central Funds - 45.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	786,110	71,402,355
Fidelity High Income Central Fund 1 (b)	2,609,210	230,888,991
TOTAL HIGH YIELD FIXED-INCOME FUNDS		302,291,346
Investment Grade Fixed-Income Funds - 40.2%
Fidelity Tactical Income Central Fund (b)	25,772,766	2,437,845,914
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,788,750,133)		2,740,137,260
Money Market Central Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	49,432,131	$ 49,432,131
Fidelity Money Market Central Fund, 0.60% (a)	126,013,442	126,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $175,445,573)		175,445,573
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,324,512,081)	6,060,956,571
NET OTHER ASSETS - 0.0%	(1,542,421)
NET ASSETS - 100%	$ 6,059,414,150
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 464,023
Fidelity Consumer Discretionary Central Fund	4,215,855
Fidelity Consumer Staples Central Fund	7,075,528
Fidelity Emerging Markets Equity Central Fund	1,049,697
Fidelity Energy Central Fund	3,019,057
Fidelity Financials Central Fund	9,222,939
Fidelity Floating Rate Central Fund	6,828,917
Fidelity Health Care Central Fund	4,418,293
Fidelity High Income Central Fund 1	16,409,991
Fidelity Industrials Central Fund	5,924,860
Fidelity Information Technology Central Fund	3,624,660
Fidelity International Equity Central Fund	6,192,750
Fidelity Materials Central Fund	1,919,595
Fidelity Money Market Central Fund	2,740,511
Fidelity Tactical Income Central Fund	111,942,431
Fidelity Telecom Services Central Fund	1,707,733
Fidelity Utilities Central Fund	3,589,225
Total	$ 190,346,065
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 21,117,173	$ 33,091,644	$ 279,022,577	53.9%
Fidelity Consumer Staples Central Fund	295,622,548	23,544,674	34,680,458	280,859,348	54.0%
Fidelity Emerging Markets Equity Central Fund	-	50,554,550	13,711,909	68,820,196	37.9%
Fidelity Energy Central Fund	314,002,263	59,506,751	38,198,317	305,884,194	53.1%
Fidelity Financials Central Fund	457,855,099	42,983,016	37,439,314	406,649,295	52.7%
Fidelity Floating Rate Central Fund	196,167,573	6,857,895	118,525,861	71,402,355	2.4%
Fidelity Health Care Central Fund	369,027,997	28,522,552	42,011,830	358,614,937	53.4%
Fidelity High Income Central Fund 1	122,947,937	89,937,301	2,846,909	230,888,991	45.4%
Fidelity Industrials Central Fund	345,077,478	36,996,811	42,160,881	327,227,002	54.4%
Fidelity Information Technology Central Fund	430,011,894	55,816,417	60,444,300	544,365,539	54.1%
Fidelity International Equity Central Fund	267,067,885	6,675,795	7,232,349	256,653,011	40.0%
Fidelity Materials Central Fund	104,784,844	15,974,799	13,584,556	126,132,911	55.0%
Fidelity Tactical Income Central Fund	2,390,712,422	334,181,062	401,233,861	2,437,845,914	55.4%
Fidelity Telecom Services Central Fund	86,521,154	9,116,697	10,946,734	95,578,669	55.0%
Fidelity Utilities Central Fund	105,514,101	8,993,666	12,787,499	95,566,059	53.0%
Total	$ 5,778,330,123	$ 790,779,159	$ 868,896,422	$ 5,885,510,998
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	24.2%
AAA,AA,A	8.9%
BBB	7.9%
BB	3.0%
B	2.1%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.2%
Equities	50.8%
Short-Term Investments and Net Other Assets	2.2%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	84.2%
United Kingdom	1.8%
Switzerland	1.5%
Bermuda	1.3%
Canada	1.1%
Others (individually less than 1%)	10.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $544,429,664 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $471,148,356 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investments in securities, at value (cost $6,324,512,081) - See accompanying schedule:		$ 6,060,956,571
Receivable for investments sold		2,532,471
Receivable for fund shares sold		3,637,725
Distributions receivable from Fidelity Central Funds		10,407,884
Prepaid expenses		29,850
Other receivables		195,210
Total assets		6,077,759,711

Liabilities
Payable for investments purchased	$ 10,886,559
Payable for fund shares redeemed	3,581,999
Accrued management fee	2,552,053
Transfer agent fee payable	957,569
Distribution fees payable	19,489
Other affiliated payables	122,673
Other payables and accrued expenses	225,219
Total liabilities		18,345,561

Net Assets		$ 6,059,414,150
Net Assets consist of:
Paid in capital		$ 6,814,868,526
Undistributed net investment income		31,105,092
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(523,003,958)
Net unrealized appreciation (depreciation) on investments		(263,555,510)
Net Assets		$ 6,059,414,150

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,521,634 ÷ 1,893,435 shares)		$ 13.48

Maximum offering price per share (100/94.25 of $13.48)		$ 14.30
Class T: Net Asset Value and redemption price per share ($10,950,329 ÷ 812,987 shares)		$ 13.47

Maximum offering price per share (100/96.50 of $13.47)		$ 13.96
Class B: Net Asset Value and offering price per share ($3,492,784 ÷ 259,960 shares)A		$ 13.44

Class C: Net Asset Value and offering price per share ($8,934,598 ÷ 665,589 shares)A		$ 13.42

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,008,085,981 ÷ 444,611,136 shares)		$ 13.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,428,824 ÷ 179,869 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 10,941
Income from Fidelity Central Funds		190,346,065
Total income		190,357,006

Expenses
Management fee	$ 27,008,211
Transfer agent fees	11,758,255
Distribution fees	143,274
Accounting and security lending fees	1,376,748
Custodian fees and expenses	5,062
Independent trustees' compensation	20,831
Depreciation in deferred trustee compensation account	(3,047)
Registration fees	103,387
Audit	63,577
Legal	48,581
Interest	1,327
Miscellaneous	259,937
Total expenses before reductions	40,786,143
Expense reductions	(290,343)	40,495,800
Net investment income (loss)		149,861,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,338,355
Fidelity Central Funds	(73,806,596)
Foreign currency transactions	(352,959)
Futures contracts	(35,226,589)
Total net realized gain (loss)		(80,047,789)
Change in net unrealized appreciation (depreciation) on: Investment securities	259,085,538
Futures contracts	6,392,238
Total change in net unrealized appreciation (depreciation)		265,477,776
Net gain (loss)		185,429,987
Net increase (decrease) in net assets resulting from operations		$ 335,291,193

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,861,206	$ 213,491,172
Net realized gain (loss)	(80,047,789)	(58,382,609)
Change in net unrealized appreciation (depreciation)	265,477,776	(1,461,977,490)
Net increase (decrease) in net assets resulting from operations	335,291,193	(1,306,868,927)
Distributions to shareholders from net investment income	(178,694,512)	(239,866,976)
Distributions to shareholders from net realized gain	(4,660,918)	(556,509,728)
Total distributions	(183,355,430)	(796,376,704)
Share transactions - net increase (decrease)	(414,536,080)	(541,463,365)
Total increase (decrease) in net assets	(262,600,317)	(2,644,708,996)

Net Assets
Beginning of period	6,322,014,467	8,966,723,463
End of period (including undistributed net investment income of $31,105,092 and undistributed net investment income of $64,010,831, respectively)	$ 6,059,414,150	$ 6,322,014,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.30	.36	.43
Net realized and unrealized gain (loss)	.60	(2.96)	1.45
Total from investment operations	.90	(2.60)	1.88
Distributions from net investment income	(.36)	(.43)	(.47)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.02%	.99%	1.01% A
Expenses net of all reductions	1.01%	.98%	1.00% A
Net investment income (loss)	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.27	.33	.39
Net realized and unrealized gain (loss)	.60	(2.96)	1.46
Total from investment operations	.87	(2.63)	1.85
Distributions from net investment income	(.33)	(.39)	(.46)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.28%	1.23%	1.23% A
Net investment income (loss)	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21	.24	.30
Net realized and unrealized gain (loss)	.60	(2.96)	1.46
Total from investment operations	.81	(2.72)	1.76
Distributions from net investment income	(.27)	(.29)	(.41)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.84%	1.79%	1.78% A
Net investment income (loss)	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21	.25	.31
Net realized and unrealized gain (loss)	.59	(2.95)	1.45
Total from investment operations	.80	(2.70)	1.76
Distributions from net investment income	(.27)	(.30)	(.43)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.81%	1.76%	1.74% A
Net investment income (loss)	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Income from Investment Operations
Net investment income (loss) B	.33	.41	.49	.45	.41 D
Net realized and unrealized gain (loss)	.60	(2.97)	1.41	.73	.69
Total from investment operations	.93	(2.56)	1.90	1.18	1.10
Distributions from net investment income	(.38)	(.47)	(.50)	(.45)	(.40)
Distributions from net realized gain	(.01)	(1.10)	(.90)	(.41)	-
Total distributions	(.39)	(1.57)	(1.40)	(.86)	(.40)
Net asset value, end of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Total Return A	7.78%	(16.34)%	12.02%	7.50%	7.15%
Ratios to Average Net Assets E
Expenses before reductions	.77%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.77%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.77%	.70%	.70%	.71%	.72%
Net investment income (loss)	2.85%	2.74%	2.93%	2.79%	2.55% D
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947
Portfolio turnover rate C	15%	8%	12%	65% F	32% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.34	.42	.48
Net realized and unrealized gain (loss)	.59	(2.98)	1.46
Total from investment operations	.93	(2.56)	1.94
Distributions from net investment income	(.39)	(.48)	(.50)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.69%	.67%	.72% A
Expenses net of all reductions	.69%	.67%	.72% A
Net investment income (loss)	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.4
Procter & Gamble Co.	0.6	0.8
Google, Inc. Class A	0.6	0.4
Pfizer, Inc.	0.5	0.3
Charles Schwab Corp.	0.5	0.0
CVS Caremark Corp.	0.5	0.4
Microsoft Corp.	0.5	0.4
CME Group, Inc.	0.4	0.2
Morgan Stanley	0.4	0.1
Covidien PLC	0.4	0.0
	5.2
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 59.3%	Stock Class and Equity Futures 57.6%
Bond Class 37.0%	Bond Class 37.7%
Short-Term Class 3.7%	Short-Term Class 4.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	9.4
Fidelity Financials Central Fund	8.0
Fidelity International Equity Central Fund	8.0
Fidelity Health Care Central Fund	6.6
Fidelity Energy Central Fund	5.7
Fidelity Industrials Central Fund	5.5
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	2.0
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.9
Fidelity Telecom Services Central Fund	1.4
Total Equity Central Funds	60.5
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.9
Investment Grade Fixed-Income Funds	33.0
Total Fixed-Income Central Funds	37.9
Money Market Central Funds	1.6
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 20.8% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 60.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	36,132	$ 3,328,127
Fidelity Consumer Staples Central Fund (a)	28,697	3,275,772
Fidelity Emerging Markets Equity Central Fund (a)	7,775	1,317,003
Fidelity Energy Central Fund (a)	37,657	3,732,559
Fidelity Financials Central Fund (a)	90,259	5,252,184
Fidelity Health Care Central Fund (a)	42,801	4,322,878
Fidelity Industrials Central Fund (a)	35,710	3,629,170
Fidelity Information Technology Central Fund (a)	49,908	6,135,680
Fidelity International Equity Central Fund (a)	80,036	5,206,373
Fidelity Materials Central Fund (a)	10,007	1,260,092
Fidelity Telecom Services Central Fund (a)	9,413	937,166
Fidelity Utilities Central Fund (a)	14,050	1,240,459
TOTAL EQUITY CENTRAL FUNDS (Cost $38,456,565)		39,637,463
Fixed-Income Central Funds - 37.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (a)	8,325	756,173
Fidelity High Income Central Fund 1 (a)	27,774	2,457,724
TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,213,897
Investment Grade Fixed-Income Funds - 33.0%
Fidelity Tactical Income Central Fund (a)	228,009	21,567,412
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $23,876,290)		24,781,309
Money Market Central Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $1,025,366)	1,025,366	$ 1,025,366
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $63,358,221)	65,444,138
NET OTHER ASSETS - 0.0%	29,708
NET ASSETS - 100%	$ 65,473,846
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,601
Fidelity Consumer Discretionary Central Fund	29,828
Fidelity Consumer Staples Central Fund	52,342
Fidelity Emerging Markets Equity Central Fund	13,764
Fidelity Energy Central Fund	23,471
Fidelity Financials Central Fund	61,886
Fidelity Floating Rate Central Fund	31,367
Fidelity Health Care Central Fund	30,379
Fidelity High Income Central Fund 1	107,281
Fidelity Industrials Central Fund	40,685
Fidelity Information Technology Central Fund	26,780
Fidelity International Equity Central Fund	84,475
Fidelity Materials Central Fund	12,783
Fidelity Tactical Income Central Fund	551,185
Fidelity Telecom Services Central Fund	11,456
Fidelity Utilities Central Fund	28,377
Total	$ 1,117,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 1,818,798	$ 362,689	$ 3,328,127	0.6%
Fidelity Consumer Staples Central Fund	1,635,731	1,965,471	523,505	3,275,772	0.6%
Fidelity Emerging Markets Equity Central Fund	-	1,083,164	184,190	1,317,003	0.7%
Fidelity Energy Central Fund	1,737,408	2,378,238	600,039	3,732,559	0.6%
Fidelity Financials Central Fund	2,533,356	3,020,645	621,956	5,252,184	0.7%
Fidelity Floating Rate Central Fund	599,148	502,516	397,331	756,173	0.0%
Fidelity Health Care Central Fund	2,041,880	2,509,422	588,425	4,322,878	0.6%
Fidelity High Income Central Fund 1	376,783	1,984,375	146,926	2,457,724	0.5%
Fidelity Industrials Central Fund	1,909,359	1,976,806	514,964	3,629,170	0.6%
Fidelity Information Technology Central Fund	2,379,293	3,022,499	633,418	6,135,680	0.6%
Fidelity International Equity Central Fund	1,762,191	3,441,483	450,735	5,206,373	0.8%
Fidelity Materials Central Fund	579,741	593,182	137,516	1,260,092	0.5%
Fidelity Tactical Income Central Fund	8,688,176	16,279,121	4,514,601	21,567,412	0.5%
Fidelity Telecom Services Central Fund	478,691	472,131	132,770	937,166	0.5%
Fidelity Utilities Central Fund	583,808	750,799	126,893	1,240,459	0.7%
Total	$ 26,926,808	$ 41,798,650	$ 9,935,958	$ 64,418,772
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.8%
AAA,AA,A	7.3%
BBB	6.5%
BB	2.7%
B	2.1%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.2%
Equities	59.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	79.2%
United Kingdom	2.7%
Switzerland	1.9%
Japan	1.5%
Bermuda	1.3%
Canada	1.2%
China	1.0%
Netherlands	1.0%
Others (individually less than 1%)	10.2%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $1,075,548 of which $76,825 and $998,723 will expire on September 30, 2016 and September 30, 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $1,162,635 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $63,358,221) - See accompanying schedule:		$ 65,444,138
Receivable for fund shares sold		456,989
Distributions receivable from Fidelity Central Funds		92,258
Prepaid expenses		289
Receivable from investment adviser for expense reductions		40,517
Other receivables		271
Total assets		66,034,462

Liabilities
Payable for investments purchased	$ 458,510
Payable for fund shares redeemed	15,696
Accrued management fee	29,387
Distribution fees payable	5,511
Other affiliated payables	11,751
Other payables and accrued expenses	39,761
Total liabilities		560,616

Net Assets		$ 65,473,846
Net Assets consist of:
Paid in capital		$ 63,802,175
Undistributed net investment income		626,213
Accumulated undistributed net realized gain (loss) on investments		(1,040,459)
Net unrealized appreciation (depreciation) on investments		2,085,917
Net Assets		$ 65,473,846

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,043,685 ÷ 718,274 shares)		$ 8.41

Maximum offering price per share (100/94.25 of $8.41)		$ 8.92
Class T: Net Asset Value and redemption price per share ($3,537,055 ÷ 421,945 shares)		$ 8.38

Maximum offering price per share (100/96.50 of $8.38)		$ 8.68
Class B: Net Asset Value and offering price per share ($1,529,045 ÷ 182,696 shares)A		$ 8.37

Class C: Net Asset Value and offering price per share ($2,056,668 ÷ 245,846 shares)A		$ 8.37

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($51,463,751 ÷ 6,103,522 shares)		$ 8.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($843,642 ÷ 100,050 shares)		$ 8.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 148
Income from Fidelity Central Funds		1,117,660
Total income		1,117,808

Expenses
Management fee	$ 193,551
Transfer agent fees	81,780
Distribution fees	45,912
Accounting fees and expenses	14,351
Custodian fees and expenses	5,127
Independent trustees' compensation	111
Registration fees	67,369
Audit	61,443
Legal	106
Miscellaneous	1,826
Total expenses before reductions	471,576
Expense reductions	(136,023)	335,553
Net investment income (loss)		782,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	161
Fidelity Central Funds	(729,944)
Futures contracts	(119,603)
Total net realized gain (loss)		(849,386)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,359,183
Futures contracts	21,732
Total change in net unrealized appreciation (depreciation)		6,380,915
Net gain (loss)		5,531,529
Net increase (decrease) in net assets resulting from operations		$ 6,313,784

Statement of Changes in Net Assets

	Year ended September 30, 2009	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 782,255	$ 304,088
Net realized gain (loss)	(849,386)	(226,652)
Change in net unrealized appreciation (depreciation)	6,380,915	(4,294,998)
Net increase (decrease) in net assets resulting from operations	6,313,784	(4,217,562)
Distributions to shareholders from net investment income	(387,880)	(36,701)
Share transactions - net increase (decrease)	29,464,827	34,337,378
Total increase (decrease) in net assets	35,390,731	30,083,115

Net Assets
Beginning of period	30,083,115	-
End of period (including undistributed net investment income of $626,213 and undistributed net investment income of $231,837, respectively)	$ 65,473,846	$ 30,083,115

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.17
Net realized and unrealized gain (loss)	.41	(2.18)
Total from investment operations	.56	(2.01)
Distributions from net investment income	(.10)	(.04)
Net asset value, end of period	$ 8.41	$ 7.95
Total Return B,C,D	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.16%A
Expenses net of all reductions	1.09%	1.16%A
Net investment income (loss)	2.15%	1.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,044	$ 3,135
Portfolio turnover rateF	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.15
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.55	(2.04)
Distributions from net investment income	(.10)	(.03)
Net asset value, end of period	$ 8.38	$ 7.93
Total Return B,C,D	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.42% A
Expenses net of all reductions	1.34%	1.42% A
Net investment income (loss)	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,537	$ 1,228
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.52	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 8.37	$ 7.90
Total Return B,C,D	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.92% A
Net investment income (loss)	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,529	$ 1,074
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.52	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 8.37	$ 7.90
Total Return B,C,D	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.91% A
Expenses net of all reductions	1.84%	1.91% A
Net investment income (loss)	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057	$ 1,643
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19
Net realized and unrealized gain (loss)	.42	(2.18)
Total from investment operations	.59	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 8.43	$ 7.96
Total Return B,C	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.22%	1.87% A
Expenses net of fee waivers, if any	.85%	.89% A
Expenses net of all reductions	.84%	.89% A
Net investment income (loss)	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,464	$ 22,212
Portfolio turnover rate E	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.20
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.59	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 8.43	$ 7.96
Total Return B,C	7.81%	(20.03)%
Ratios to Average Net AssetsG
Expenses before reductions	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.94% A
Expenses net of all reductions	.84%	.93% A
Net investment income (loss)	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 844	$ 792
Portfolio turnover rate E	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.5
Procter & Gamble Co.	0.7	1.0
Google, Inc. Class A	0.7	0.5
Pfizer, Inc.	0.6	0.3
Microsoft Corp.	0.6	0.5
CVS Caremark Corp.	0.5	0.5
Charles Schwab Corp.	0.5	0.0
Covidien PLC	0.4	0.0
CME Group, Inc.	0.5	0.2
PepsiCo, Inc.	0.5	0.6
	6.0
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 70.1%	Stock Class and Equity Futures 68.6%
Bond Class 26.5%	Bond Class 28.6%
Short-Term Class 3.4%	Short-Term Class 2.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	11.6
Fidelity Financials Central Fund	8.9
Fidelity International Equity Central Fund	8.4
Fidelity Health Care Central Fund	7.8
Fidelity Industrials Central Fund	7.0
Fidelity Energy Central Fund	6.7
Fidelity Consumer Staples Central Fund	6.1
Fidelity Consumer Discretionary Central Fund	6.0
Fidelity Materials Central Fund	2.6
Fidelity Emerging Markets Equity Central Fund	2.2
Fidelity Utilities Central Fund	2.1
Fidelity Telecom Services Central Fund	2.0
Total Equity Central Funds	71.4
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.9
Investment Grade Fixed-Income Funds	22.3
Total Fixed-Income Central Funds	27.2
Money Market Central Funds	1.4
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 22.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 71.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,587,920	$ 146,263,309
Fidelity Consumer Staples Central Fund (b)	1,291,253	147,396,511
Fidelity Emerging Markets Equity Central Fund (b)	313,516	53,109,628
Fidelity Energy Central Fund (b)	1,641,979	162,752,963
Fidelity Financials Central Fund (b)	3,722,975	216,639,893
Fidelity Health Care Central Fund (b)	1,877,334	189,610,749
Fidelity Industrials Central Fund (b)	1,672,593	169,985,596
Fidelity Information Technology Central Fund (b)	2,304,160	283,273,466
Fidelity International Equity Central Fund (b)	3,139,904	204,250,748
Fidelity Materials Central Fund (b)	508,537	64,035,028
Fidelity Telecom Services Central Fund (b)	488,908	48,675,698
Fidelity Utilities Central Fund (b)	574,868	50,755,053
TOTAL EQUITY CENTRAL FUNDS (Cost $1,986,597,980)		1,736,748,642
Fixed-Income Central Funds - 27.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	313,951	28,516,136
Fidelity High Income Central Fund 1 (b)	1,011,702	89,525,548
TOTAL HIGH YIELD FIXED-INCOME FUNDS		118,041,684
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Tactical Income Central Fund (b)	5,748,818	543,780,680
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $676,169,058)		661,822,364
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	23,467,063	$ 23,467,063
Fidelity Money Market Central Fund, 0.60% (a)	12,056,119	12,056,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $35,523,182)		35,523,182
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,698,290,220)	2,434,094,188
NET OTHER ASSETS - 0.0%	(456,440)
NET ASSETS - 100%	$ 2,433,637,748
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 199,470
Fidelity Consumer Discretionary Central Fund	2,159,424
Fidelity Consumer Staples Central Fund	3,628,414
Fidelity Emerging Markets Equity Central Fund	571,197
Fidelity Energy Central Fund	1,561,087
Fidelity Financials Central Fund	4,719,488
Fidelity Floating Rate Central Fund	2,710,444
Fidelity Health Care Central Fund	2,275,378
Fidelity High Income Central Fund 1	6,151,502
Fidelity Industrials Central Fund	3,048,386
Fidelity Information Technology Central Fund	1,860,873
Fidelity International Equity Central Fund	5,047,251
Fidelity Materials Central Fund	978,911
Fidelity Money Market Central Fund	78,280
Fidelity Tactical Income Central Fund	24,125,450
Fidelity Telecom Services Central Fund	870,788
Fidelity Utilities Central Fund	1,857,703
Total	$ 61,844,046
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 3,268,653	$ 12,674,988	$ 146,263,309	28.3%
Fidelity Consumer Staples Central Fund	159,972,498	3,921,158	13,622,565	147,396,511	28.3%
Fidelity Emerging Markets Equity Central Fund	-	37,188,519	152,680	53,109,628	29.2%
Fidelity Energy Central Fund	169,988,020	25,045,736	14,586,834	162,752,963	28.3%
Fidelity Financials Central Fund	247,762,683	16,123,412	15,161,703	216,639,893	28.1%
Fidelity Floating Rate Central Fund	79,120,080	5,398,915	50,071,376	28,516,136	1.0%
Fidelity Health Care Central Fund	199,695,136	5,101,702	15,566,287	189,610,749	28.2%
Fidelity High Income Central Fund 1	49,300,279	32,892,896	509,694	89,525,548	17.6%
Fidelity Industrials Central Fund	186,734,449	10,436,485	17,757,347	169,985,596	28.3%
Fidelity Information Technology Central Fund	232,695,598	17,589,970	24,956,058	283,273,466	28.2%
Fidelity International Equity Central Fund	213,497,810	6,312,951	9,136,396	204,250,748	31.9%
Fidelity Materials Central Fund	56,702,977	5,615,014	6,792,060	64,035,028	27.9%
Fidelity Tactical Income Central Fund	500,674,871	93,039,043	75,374,963	543,780,680	12.4%
Fidelity Telecom Services Central Fund	46,819,800	2,380,481	5,488,782	48,675,698	28.0%
Fidelity Utilities Central Fund	57,097,620	2,633,055	5,399,221	50,755,053	28.1%
Total	$ 2,358,624,392	$ 266,947,990	$ 267,250,954	$ 2,398,571,006
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	5.0%
BBB	4.4%
BB	2.4%
B	2.0%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.2%
Equities	70.3%
Short-Term Investments and Net Other Assets	1.6%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	77.8%
United Kingdom	3.0%
Switzerland	2.2%
Japan	1.6%
Bermuda	1.4%
China	1.2%
Netherlands	1.2%
France	1.0%
Others (individually less than 1%)	10.6%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $408,374,215 of which $99,963,409 and $308,410,806 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $277,136,959 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investments in securities, at value (cost $2,698,290,220) - See accompanying schedule:		$ 2,434,094,188
Receivable for investments sold		1,067,550
Receivable for fund shares sold		3,098,864
Distributions receivable from Fidelity Central Funds		2,609,604
Prepaid expenses		11,816
Other receivables		61,958
Total assets		2,440,943,980

Liabilities
Payable for investments purchased	$ 3,420,288
Payable for fund shares redeemed	2,086,584
Accrued management fee	1,119,902
Transfer agent fee payable	429,475
Distribution fees payable	81,393
Other affiliated payables	77,307
Other payables and accrued expenses	91,283
Total liabilities		7,306,232

Net Assets		$ 2,433,637,748
Net Assets consist of:
Paid in capital		$ 2,957,877,976
Undistributed net investment income		30,469,293
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(290,514,142)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(264,195,379)
Net Assets		$ 2,433,637,748

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,969,208 ÷ 6,383,262 shares)		$ 13.94

Maximum offering price per share (100/94.25 of $13.94)		$ 14.79
Class T: Net Asset Value and redemption price per share ($46,623,929 ÷ 3,351,294 shares)		$ 13.91

Maximum offering price per share (100/96.50 of $13.91)		$ 14.41
Class B: Net Asset Value and offering price per share ($18,407,214 ÷ 1,328,069 shares)A		$ 13.86

Class C: Net Asset Value and offering price per share ($34,632,784 ÷ 2,498,411 shares)A		$ 13.86

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,214,929,112 ÷ 158,557,795 shares)		$ 13.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,075,501 ÷ 2,153,113 shares)		$ 13.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 6,934
Income from Fidelity Central Funds		61,844,046
Total income		61,850,980

Expenses
Management fee	$ 11,390,699
Transfer agent fees	5,151,165
Distribution fees	844,028
Accounting fees and expenses	781,924
Custodian fees and expenses	5,269
Independent trustees' compensation	7,918
Depreciation in deferred trustee compensation account	(761)
Registration fees	235,685
Audit	67,761
Legal	26,601
Miscellaneous	128,455
Total expenses before reductions	18,638,744
Expense reductions	(223,186)	18,415,558
Net investment income (loss)		43,435,422
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,607,742
Fidelity Central Funds	(41,556,458)
Foreign currency transactions	524
Futures contracts	(13,233,029)
Total net realized gain (loss)		(40,181,221)
Change in net unrealized appreciation (depreciation) on: Investment securities	81,790,326
Assets and liabilities in foreign currencies	(225)
Futures contracts	2,377,530
Total change in net unrealized appreciation (depreciation)		84,167,631
Net gain (loss)		43,986,410
Net increase (decrease) in net assets resulting from operations		$ 87,421,832

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,435,422	$ 58,379,001
Net realized gain (loss)	(40,181,221)	(21,106,617)
Change in net unrealized appreciation (depreciation)	84,167,631	(689,432,540)
Net increase (decrease) in net assets resulting from operations	87,421,832	(652,160,156)
Distributions to shareholders from net investment income	(54,439,794)	(72,024,349)
Distributions to shareholders from net realized gain	-	(3,513,384)
Total distributions	(54,439,794)	(75,537,733)
Share transactions - net increase (decrease)	(97,287,296)	(36,451,983)
Total increase (decrease) in net assets	(64,305,258)	(764,149,872)

Net Assets
Beginning of period	2,497,943,006	3,262,092,878
End of period (including undistributed net investment income of $30,469,293 and undistributed net investment income of $41,473,665, respectively)	$ 2,433,637,748	$ 2,497,943,006

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.22	- J
Net realized and unrealized gain (loss)	.40	(.52)
Total from investment operations	.62	(.52)
Distributions from net investment income	(.30)	-
Net asset value, end of period	$ 13.94	$ 13.62
Total Return B,C,D	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.19%	1.31% A
Expenses net of fee waivers, if any	1.19%	1.25% A
Expenses net of all reductions	1.18%	1.24% A
Net investment income (loss)	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,969	$ 89,034
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.58	(.52)
Distributions from net investment income	(.29)	-
Net asset value, end of period	$ 13.91	$ 13.62
Total Return B,C,D	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.44%	1.56% A
Expenses net of fee waivers, if any	1.44%	1.50% A
Expenses net of all reductions	1.43%	1.49% A
Net investment income (loss)	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,624	$ 52,478
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.52	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 13.86	$ 13.62
Total Return B,C,D	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95%	2.06% A
Expenses net of fee waivers, if any	1.95%	2.00% A
Expenses net of all reductions	1.94%	1.99% A
Net investment income (loss)	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,407	$ 23,526
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.52	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 13.86	$ 13.62
Total Return B,C,D	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92%	2.07% A
Expenses net of fee waivers, if any	1.92%	2.00% A
Expenses net of all reductions	1.91%	1.99% A
Net investment income (loss)	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,633	$ 37,762
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Income from Investment Operations
Net investment income (loss)B	.25	.33	.38	.34	.31 D
Net realized and unrealized gain (loss)	.41	(4.06)	1.97	.84	.85
Total from investment operations	.66	(3.73)	2.35	1.18	1.16
Distributions from net investment income	(.31)	(.41)	(.39)	(.29)	(.32)
Distributions from net realized gain	-	(.02)	-	(.01)	-
Total distributions	(.31)	(.43)	(.39)	(.30)	(.32)
Net asset value, end of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Total ReturnA	5.59%	(21.46)%	15.07%	7.98%	8.28%
Ratios to Average Net AssetsE
Expenses before reductions	.88%	.79%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.88%	.79%	.80%	.81%	.82%
Expenses net of all reductions	.86%	.78%	.78%	.79%	.80%
Net investment income (loss)	2.20%	2.07%	2.26%	2.20%	2.11% D
Supplemental Data
Net assets, end of period (in millions)	$ 2,215	$ 2,269	$ 3,262	$ 3,137	$ 3,284
Portfolio turnover rateC	13%	14%F	14%	82%G	37%G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend the ratio of net investment income (loss) to average net assets would have been 1.73%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss)D	.25	-I
Net realized and unrealized gain (loss)	.41	(.52)
Total from investment operations	.66	(.52)
Distributions from net investment income	(.31)	-
Net asset value, end of period	$ 13.97	$ 13.62
Total ReturnB,C	5.58%	(3.68)%
Ratios to Average Net AssetsG
Expenses before reductions	.90%	1.06% A
Expenses net of fee waivers, if any	.90%	1.00%A
Expenses net of all reductions	.89%	.99%A
Net investment income (loss)	2.17%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,076	$ 25,717
Portfolio turnover rateE	13%	14%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	0.6
Procter & Gamble Co.	0.8	1.1
Google, Inc. Class A	0.8	0.6
Pfizer, Inc.	0.7	0.4
Charles Schwab Corp.	0.7	0.0
CVS Caremark Corp.	0.6	0.6
Microsoft Corp.	0.6	0.6
CME Group, Inc.	0.6	0.3
Morgan Stanley	0.6	0.1
Covidien PLC	0.5	0.0
	7.0
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stocks Class and Equity Futures 84.2%	Stocks Class and Equity Futures 83.2%
Bond Class 12.9%	Bond Class 14.3%
Short-Term Class 2.9%	Short-Term Class 2.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	13.2
Fidelity International Equity Central Fund	12.0
Fidelity Financials Central Fund	11.1
Fidelity Health Care Central Fund	9.1
Fidelity Energy Central Fund	7.9
Fidelity Industrials Central Fund	7.7
Fidelity Consumer Discretionary Central Fund	7.0
Fidelity Consumer Staples Central Fund	7.0
Fidelity Emerging Markets Equity Central Fund	3.2
Fidelity Materials Central Fund	2.8
Fidelity Utilities Central Fund	2.6
Fidelity Telecom Services Central Fund	2.2
Total Equity Central Funds	85.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.2
Investment Grade Fixed-Income Funds	8.1
Total Fixed-Income Central Funds	13.3
Money Market Central Funds	0.9
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 27.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 85.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	434,040	$ 39,979,382
Fidelity Consumer Staples Central Fund (a)	347,559	39,673,811
Fidelity Emerging Markets Equity Central Fund (a)	106,255	17,999,653
Fidelity Energy Central Fund (a)	451,624	44,764,935
Fidelity Financials Central Fund (a)	1,088,185	63,321,485
Fidelity Health Care Central Fund (a)	515,191	52,034,339
Fidelity Industrials Central Fund (a)	429,190	43,618,614
Fidelity Information Technology Central Fund (a)	609,008	74,871,388
Fidelity International Equity Central Fund (a)	1,048,862	68,228,457
Fidelity Materials Central Fund (a)	128,169	16,138,993
Fidelity Telecom Services Central Fund (a)	123,278	12,273,530
Fidelity Utilities Central Fund (a)	166,862	14,732,202
TOTAL EQUITY CENTRAL FUNDS (Cost $533,858,063)		487,636,789
Fixed-Income Central Funds - 13.3%

High Yield Fixed-Income Funds - 5.2%
Fidelity High Income Central Fund 1 (a)	331,872	29,367,333
Investment Grade Fixed-Income Funds - 8.1%
Fidelity Tactical Income Central Fund (a)	488,285	46,186,877
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $72,294,368)		75,554,210
Money Market Central Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $5,193,013)	5,193,013	$ 5,193,013
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $611,345,444)	568,384,012
NET OTHER ASSETS - 0.0%	158,909
NET ASSETS - 100%	$ 568,542,921
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77,032
Fidelity Consumer Discretionary Central Fund	497,022
Fidelity Consumer Staples Central Fund	843,175
Fidelity Emerging Markets Equity Central Fund	182,190
Fidelity Energy Central Fund	374,758
Fidelity Financials Central Fund	1,081,702
Fidelity Health Care Central Fund	522,727
Fidelity High Income Central Fund 1	2,028,072
Fidelity Industrials Central Fund	687,860
Fidelity Information Technology Central Fund	429,646
Fidelity International Equity Central Fund	1,532,918
Fidelity Materials Central Fund	220,729
Fidelity Tactical Income Central Fund	1,617,146
Fidelity Telecom Services Central Fund	197,837
Fidelity Utilities Central Fund	450,441
Total	$ 10,743,255
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 8,552,452	$ 1,521,243	$ 39,979,382	7.7%
Fidelity Consumer Staples Central Fund	32,650,885	8,408,732	1,715,881	39,673,811	7.6%
Fidelity Emerging Markets Equity Central Fund	-	13,516,353	483,413	17,999,653	9.9%
Fidelity Energy Central Fund	34,680,962	13,803,178	1,710,593	44,764,935	7.8%
Fidelity Financials Central Fund	50,569,247	18,903,853	1,798,466	63,321,485	8.2%
Fidelity Health Care Central Fund	40,758,469	12,105,856	2,566,368	52,034,339	7.7%
Fidelity High Income Central Fund 1	5,470,107	20,552,559	237,714	29,367,333	5.8%
Fidelity Industrials Central Fund	38,113,161	7,965,234	1,787,925	43,618,614	7.3%
Fidelity Information Technology Central Fund	47,494,035	14,156,899	2,206,603	74,871,388	7.4%
Fidelity International Equity Central Fund	59,185,813	9,122,538	774,093	68,228,457	10.6%
Fidelity Materials Central Fund	11,573,244	2,821,234	602,626	16,138,993	7.0%
Fidelity Tactical Income Central Fund	36,391,037	19,076,133	11,717,033	46,186,877	1.0%
Fidelity Telecom Services Central Fund	9,556,098	1,955,485	532,969	12,273,530	7.1%
Fidelity Utilities Central Fund	11,653,791	4,034,117	612,479	14,732,202	8.2%
Total	$ 410,460,020	$ 154,974,623	$ 28,267,406	$ 563,190,999
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA,AA,A	2.1%
BBB	1.3%
BB	2.3%
B	2.2%
CCC,CC,C	0.7%
Not Rated	0.0%*
Equities	84.4%
Short-Term Investments and Net Other Assets	2.1%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	72.4%
United Kingdom	3.7%
Switzerland	2.8%
Japan	2.2%
France	1.5%
China	1.4%
Germany	1.3%
Bermuda	1.3%
Netherlands	1.3%
Cayman Islands	1.1%
Ireland	1.0%
Others (individually less than 1%)	10.0%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $117,371,899 of which $36,329,826 and $81,042,073 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $50,387,129 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $611,345,444) - See accompanying schedule:		$ 568,384,012
Receivable for investments sold		246,049
Receivable for fund shares sold		1,148,510
Distributions receivable from Fidelity Central Funds		383,124
Prepaid expenses		2,665
Total assets		570,164,360

Liabilities
Payable for investments purchased	$ 807,530
Payable for fund shares redeemed	375,408
Accrued management fee	258,735
Transfer agent fee payable	117,326
Distribution fees payable	15,099
Other affiliated payables	17,960
Other payables and accrued expenses	29,381
Total liabilities		1,621,439

Net Assets		$ 568,542,921
Net Assets consist of:
Paid in capital		$ 691,333,262
Undistributed net investment income		4,914,856
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(84,748,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(42,956,480)
Net Assets		$ 568,542,921

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,506,089 ÷ 2,013,088 shares)		$ 11.18

Maximum offering price per share (100/94.25 of $11.18)		$ 11.86
Class T: Net Asset Value and redemption price per share ($5,490,604 ÷ 492,875 shares)		$ 11.14

Maximum offering price per share (100/96.50 of $11.14)		$ 11.54
Class B: Net Asset Value and offering price per share ($3,122,954 ÷ 281,479 shares)A		$ 11.09

Class C: Net Asset Value and offering price per share ($7,179,143 ÷ 648,110 shares)A		$ 11.08

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($528,720,341 ÷ 47,036,163 shares)		$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,523,790 ÷ 135,613 shares)		$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 1,681
Income from Fidelity Central Funds		10,743,255
Total income		10,744,936

Expenses
Management fee	$ 2,271,513
Transfer agent fees	1,212,855
Distribution fees	127,013
Accounting and security lending fees	156,628
Custodian fees and expenses	5,027
Independent trustees' compensation	1,458
Registration fees	90,112
Audit	67,822
Legal	2,527
Miscellaneous	34,673
Total expenses before reductions	3,969,628
Expense reductions	(40,635)	3,928,993
Net investment income (loss)		6,815,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	875,299
Fidelity Central Funds	(1,120,556)
Foreign currency transactions	(6,309)
Futures contracts	(5,201,232)
Total net realized gain (loss)		(5,452,798)
Change in net unrealized appreciation (depreciation) on: Investment securities	27,139,832
Assets and liabilities in foreign currencies	1,755
Futures contracts	934,495
Total change in net unrealized appreciation (depreciation)		28,076,082
Net gain (loss)		22,623,284
Net increase (decrease) in net assets resulting from operations		$ 29,439,227

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,815,943	$ 8,424,465
Net realized gain (loss)	(5,452,798)	(12,035,813)
Change in net unrealized appreciation (depreciation)	28,076,082	(147,035,741)
Net increase (decrease) in net assets resulting from operations	29,439,227	(150,647,089)
Distributions to shareholders from net investment income	(7,455,362)	(9,363,481)
Distributions to shareholders from net realized gain	-	(1,224,803)
Total distributions	(7,455,362)	(10,588,284)
Share transactions - net increase (decrease)	81,350,268	35,772,420
Total increase (decrease) in net assets	103,334,133	(125,462,953)

Net Assets
Beginning of period	465,208,788	590,671,741
End of period (including undistributed net investment income of $4,914,856 and undistributed net investment income of $5,554,274, respectively)	$ 568,542,921	$ 465,208,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.14	.17	.19
Net realized and unrealized gain (loss)	.27	(3.74)	2.05
Total from investment operations	.41	(3.57)	2.24
Distributions from net investment income	(.17)	(.23)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.17)	(.26)	(.22)
Net asset value, end of period	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.16%	1.12%	1.12% A
Net investment income (loss)	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.11	.13	.15
Net realized and unrealized gain (loss)	.27	(3.73)	2.06
Total from investment operations	.38	(3.60)	2.21
Distributions from net investment income	(.15)	(.20)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.15)	(.23)	(.22)
Net asset value, end of period	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.43%	1.37%	1.41% A
Net investment income (loss)	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.06	.06	.08
Net realized and unrealized gain (loss)	.28	(3.72)	2.07
Total from investment operations	.34	(3.66)	2.15
Distributions from net investment income	(.09)	(.16)	(.19)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.19)	(.21)
Net asset value, end of period	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.97%	1.92%	1.92% A
Net investment income (loss)	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07	.07	.08
Net realized and unrealized gain (loss)	.28	(3.71)	2.06
Total from investment operations	.35	(3.64)	2.14
Distributions from net investment income	(.09)	(.18)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.21)	(.22)
Net asset value, end of period	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.93%	1.89%	1.90% A
Net investment income (loss)	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Income from Investment Operations
Net investment income (loss) B	.16	.20	.23	.18	.06 D
Net realized and unrealized gain (loss)	.27	(3.76)	2.02	.98	1.40
Total from investment operations	.43	(3.56)	2.25	1.16	1.46
Distributions from net investment income	(.18)	(.23)	(.21)	(.06)	(.06)
Distributions from net realized gain	-	(.03)	(.02)	-	-
Total distributions	(.18)	(.26)	(.23)	(.06)	(.06)
Net asset value, end of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Total Return A	4.54%	(24.43)%	17.77%	9.95%	14.22%
Ratios to Average Net Assets E
Expenses before reductions	.95%	.87%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.95%	.87%	.87%	.91%	.92%
Expenses net of all reductions	.94%	.86%	.86%	.87%	.89%
Net investment income (loss)	1.72%	1.54%	1.62%	1.50%	.53% D
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,720	$ 440,040	$ 576,458	$ 448,831	$ 403,221
Portfolio turnover rate C	7%	20%	31%	187% F	71% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.17	.21	.23
Net realized and unrealized gain (loss)	.28	(3.76)	2.07
Total from investment operations	.45	(3.55)	2.30
Distributions from net investment income	(.21)	(.24)	(.21)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.21)	(.27)	(.23)
Net asset value, end of period	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.82%	.78%	.82% A
Expenses net of all reductions	.81%	.77%	.81% A
Net investment income (loss)	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class B, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Loans & Direct Debt Instruments	Less than .01% to ..02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	.02%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Funds investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of September 30, 2009 for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .12%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Asset Manager 20%	$ 2,320,526,472	$ 78,239,968	$ (44,195,760)	$ 34,044,208
Fidelity Asset Manager 30%	69,578,504	3,791,376	(1,984,644)	1,806,732
Fidelity Asset Manager 40%	43,307,076	3,231,344	(1,715,084)	1,516,260
Fidelity Asset Manager 50%	5,831,938,017	401,683,673	(172,665,119)	229,018,554
Fidelity Asset Manager 60%	62,341,965	6,016,542	(2,914,369)	3,102,173
Fidelity Asset Manager 70%	2,304,553,089	168,821,740	(39,280,641)	129,541,099
Fidelity Asset Manager 85%	529,049,895	60,045,047	(20,710,930)	39,334,117
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Asset Manager 20%	$ 3,231,942	$ -	$ (109,929,389)
Fidelity Asset Manager 30%	338,932	-	(270,253)
Fidelity Asset Manager 40%	420,655	-	(565,738)
Fidelity Asset Manager 50%	31,305,659	-	(544,429,664)
Fidelity Asset Manager 60%	807,681	-	(1,075,548)
Fidelity Asset Manager 70%	31,792,709	-	(408,374,215)
Fidelity Asset Manager 85%	5,634,571	-	(117,371,899)

The tax character of distributions paid was as follows:

September 30, 2009
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 71,793,201	$ -	$ 71,793,201
Fidelity Asset Manager 30%	1,165,886	-	1,165,886
Fidelity Asset Manager 40%	608,662	-	608,662
Fidelity Asset Manager 50%	183,355,430	-	183,355,430
Fidelity Asset Manager 60%	387,880	-	387,880
Fidelity Asset Manager 70%	54,439,794	-	54,439,794
Fidelity Asset Manager 85%	7,455,362	-	7,455,362
September 30, 2008
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 124,816,062	$ 15,864,447	$ 140,680,509
Fidelity Asset Manager 30%	595,233	-	595,233
Fidelity Asset Manager 40%	228,368	-	228,368
Fidelity Asset Manager 50%	609,187,068	187,189,636	796,376,704
Fidelity Asset Manager 60%	36,701	-	36,701
Fidelity Asset Manager 70%	75,537,733	-	75,537,733
Fidelity Asset Manager 85%	10,588,284	-	10,588,284

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Funds use derivative instruments ("derivatives"), including futures contracts, in order to meet their investment objectives. The Funds' strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

While utilizing derivatives in pursuit of their investment objectives, the Funds are exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Funds:

Futures Contracts. The Funds use futures contracts to manage their exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Funds since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. At the end of the period, the Funds had no open futures contracts.

5. Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of each applicable Funds' value of derivatives by primary risk exposure as of period end, if any, is included at the end of each applicable Funds' Schedule of Investments. The table below reflects each applicable Funds' realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ (7,536,941)	$ 1,367,696
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (7,536,941)	$ 1,367,696
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ (55,838)	$ 10,142
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (55,838)	$ 10,142
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ (47,735)	$ 8,693
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (47,735)	$ 8,693
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ (35,226,589)	$ 6,392,238
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (35,226,589)	$ 6,392,238
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ (119,603)	$ 21,732
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (119,603)	$ 21,732

Annual Report

5. Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ (13,233,029)	$ 2,377,530
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (13,233,029)	$ 2,377,530
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ (5,201,232)	$ 934,495
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (5,201,232)	$ 934,495

(a) Derivatives realized gain (loss) and change in unrealized gain (loss) is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	472,453,488	246,669,523
Fidelity Asset Manager 30%	38,456,666	4,211,268
Fidelity Asset Manager 40%	28,946,922	6,608,613
Fidelity Asset Manager 50%	790,779,159	868,896,422
Fidelity Asset Manager 60%	41,798,650	9,935,958
Fidelity Asset Manager 70%	266,947,990	267,250,954
Fidelity Asset Manager 85%	154,974,623	28,267,406

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 35,451	$ 8,147
Class T	.25%	.25%	31,678	-
Class B	.75%	.25%	21,872	16,407
Class C	.75%	.25%	53,115	23,897
			$ 142,116	$ 48,451

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Asset Manager 30%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,966	$ 353
Class T	.25%	.25%	6,424	94
Class B	.75%	.25%	5,230	4,018
Class C	.75%	.25%	16,330	9,418
			$ 32,950	$ 13,883
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 8,469	$ 2,038
Class T	.25%	.25%	8,896	3,680
Class B	.75%	.25%	11,215	10,619
Class C	.75%	.25%	12,418	10,076
			$ 40,998	$ 26,413
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 35,783	$ 8,704
Class T	.25%	.25%	32,176	-
Class B	.75%	.25%	21,470	16,103
Class C	.75%	.25%	53,845	18,028
			$ 143,274	$ 42,835
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 9,474	$ 2,053
Class T	.25%	.25%	11,262	936
Class B	.75%	.25%	10,869	8,890
Class C	.75%	.25%	14,307	7,543
			$ 45,912	$ 19,422
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 184,712	$ 14,864
Class T	.25%	.25%	198,940	674
Class B	.75%	.25%	168,247	126,244
Class C	.75%	.25%	292,129	30,776
			$ 844,028	$ 172,558
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 37,197	$ 3,132
Class T	.25%	.25%	19,112	-
Class B	.75%	.25%	22,375	16,781
Class C	.75%	.25%	48,329	17,452
			$ 127,013	$ 37,365

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 21,202
Class T	4,939
Class B*	4,495
Class C*	1,667
$ 32,303

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 30%	Retained by FDC
Class A	$ 7,922
Class T	1,607
Class B*	103
Class C*	109
$ 9,741
Fidelity Asset Manager 40%
Class A	$ 5,816
Class T	3,206
Class B*	665
Class C*	327
$ 10,014
Fidelity Asset Manager 50%
Class A	$ 22,279
Class T	5,098
Class B*	7,545
Class C*	3,234
$ 38,156
Fidelity Asset Manager 60%
Class A	$ 11,714
Class T	4,574
Class B*	1,130
Class C*	981
$ 18,399
Fidelity Asset Manager 70%
Class A	$ 23,651
Class T	11,239
Class B*	46,808
Class C*	2,881
$ 84,579
Fidelity Asset Manager 85%
Class A	$ 22,099
Class T	3,263
Class B*	5,076
Class C*	1,165
$ 31,603

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 22,038.15
Class T	9,444.15
Class B	4,821.22
Class C	9,093.17
Asset Manager 20%	2,166,490.11
Institutional Class	1,976.09
	$ 2,213,862

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 30%	Amount	% of Average Net Assets
Class A	$ 3,214.16
Class T	1,975.15
Class B	1,079.21
Class C	2,415.15
Asset Manager 30%	37,691.11
Institutional Class	627.13
	$ 47,001
Fidelity Asset Manager 40%
Class A	$ 5,235.16
Class T	2,496.14
Class B	1,289.11
Class C	1,646.13
Asset Manager 40%	22,448.12
Institutional Class	879.09
	$ 33,993
Fidelity Asset Manager 50%
Class A	$ 31,443.22
Class T	15,385.24
Class B	6,570.31
Class C	14,413.27
Asset Manager 50%	11,688,323.22
Institutional Class	2,121.14
	$ 11,758,255
Fidelity Asset Manager 60%
Class A	$ 11,127.29
Class T	5,792.26
Class B	3,222.30
Class C	3,801.27
Asset Manager 60%	56,447.22
Institutional Class	1,391.20
	$ 81,780
Fidelity Asset Manager 70%
Class A	$ 231,378.31
Class T	126,884.32
Class B	54,231.32
Class C	85,931.29
Asset Manager 70%	4,591,301.25
Institutional Class	61,440.28
	$ 5,151,165
Fidelity Asset Manager 85%
Class A	$ 40,659.27
Class T	11,114.29
Class B	7,349.33
Class C	14,410.30
Asset Manager 85%	1,137,645.30
Institutional Class	1,678.17
	$ 1,212,855

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 11,798,692.31%		$ 1,327

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Asset Manager 20%	$ 9,344
Fidelity Asset Manager 30%	159
Fidelity Asset Manager 40%	107
Fidelity Asset Manager 50%	25,181
Fidelity Asset Manager 60%	126
Fidelity Asset Manager 70%	9,507
Fidelity Asset Manager 85%	1,811

During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity Asset Manager 20%
Class B	1.65%	$ 819
Fidelity Asset Manager 30%
Class A	.90%	6,168
Class T	1.15%	3,974
Class B	1.65%	1,856
Class C	1.65%	4,967
Asset Manager 30%	.65%	88,074
Institutional Class	.65%	1,505
Fidelity Asset Manager 40%
Class A	.90%	14,539
Class T	1.15%	7,904
Class B	1.65%	4,875
Class C	1.65%	5,537
Asset Manager 40%	.65%	75,024
Institutional Class	.65%	4,118

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 50%
Class B	1.85%	$ 109
Fidelity Asset Manager 60%
Class A	1.10%	16,958
Class T	1.35%	9,424
Class B	1.85%	4,995
Class C	1.85%	6,321
Asset Manager 60%	.85%	93,574
Institutional Class	.85%	2,489

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced these class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 57,925

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Transfer Agent expense reduction

Fidelity Asset Manager 20%	$ 33,288	$ -
Fidelity Asset Manager 30%	1,023	-
Fidelity Asset Manager 40%	1,096	-
Fidelity Asset Manager 50%	290,234	-
Fidelity Asset Manager 60%	2,262	-
Fidelity Asset Manager 70%	165,252	-
Institutional Class	-	9
Fidelity Asset Manager 85%	40,635	-

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
Fidelity Asset Manager 20%
From net investment income
Class A	$ 437,282	$ 217,282
Class T	183,229	139,471
Class B	54,423	38,980
Class C	126,202	66,883
Asset Manager 20%	70,916,093	90,572,886
Institutional Class	75,972	68,611
Total	$ 71,793,201	$ 91,104,113
From net realized gain
Class A	$ -	$ 111,897
Class T	-	88,892
Class B	-	24,291
Class C	-	35,012
Asset Manager 20%	-	49,278,678
Institutional Class	-	37,626
Total	$ -	$ 49,576,396

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2009	2008
Fidelity Asset Manager 30% A
From net investment income
Class A	$ 52,355	$ 15,489
Class T	32,661	9,224
Class B	11,038	3,594
Class C	34,391	12,880
Asset Manager 30%	1,021,321	550,353
Institutional Class	14,120	3,693
Total	$ 1,165,886	$ 595,233
Fidelity Asset Manager 40% A
From net investment income
Class A	$ 72,060	$ 27,725
Class T	39,765	24,685
Class B	20,040	15,306
Class C	21,439	15,599
Asset Manager 40%	425,812	119,398
Institutional Class	29,546	25,655
Total	$ 608,662	$ 228,368
Fidelity Asset Manager 50%
From net investment income
Class A	$ 397,973	$ 185,719
Class T	166,065	112,972
Class B	46,365	29,127
Class C	113,113	67,942
Asset Manager 50%	177,932,255	239,444,583
Institutional Class	38,741	26,633
Total	$ 178,694,512	$ 239,866,976
From net realized gain
Class A	$ 8,976	$ 359,333
Class T	4,405	290,067
Class B	1,523	98,729
Class C	3,756	225,372
Asset Manager 50%	4,641,464	555,465,189
Institutional Class	794	71,038
Total	$ 4,660,918	$ 556,509,728
Fidelity Asset Manager 60% A
From net investment income
Class A	$ 47,042	$ 7,307
Class T	27,701	2,841
Class B	7,436	1,840
Class C	11,096	1,840
Asset Manager 60%	284,188	18,398
Institutional Class	10,417	4,475
Total	$ 387,880	$ 36,701
Fidelity Asset Manager 70%
From net investment income
Class A B	$ 1,931,219	$ -
Class T B	1,065,951	-
Class B B	447,034	-
Class C B	727,522	-
Asset Manager 70%	49,684,258	72,024,349
Institutional Class B	583,810	-
Total	$ 54,439,794	$ 72,024,349
From net realized gain
Asset Manager 70%	$ -	$ 3,513,384

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended September 30,	2009	2008
Fidelity Asset Manager 85%
From net investment income
Class A	$ 236,401	$ 150,986
Class T	60,047	34,666
Class B	22,565	23,020
Class C	40,556	54,595
Asset Manager 85%	7,078,878	9,096,274
Institutional Class	16,915	3,940
Total	$ 7,455,362	$ 9,363,481
From net realized gain
Class A	$ -	$ 20,022
Class T	-	5,093
Class B	-	4,288
Class C	-	9,298
Asset Manager 85%	-	1,185,614
Institutional Class	-	488
Total	$ -	$ 1,224,803

A Prior period distributions are for the period October 9, 2007 (commencement of operations) to September 30, 2008.

B Prior period distributions are for the period September 23, 2008 (commencement of operations) to September 30, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Fidelity Asset Manager 20%
Class A
Shares sold	1,881,552	723,971	$ 20,262,428	$ 8,907,277
Reinvestment of distributions	36,721	20,064	395,323	246,151
Shares redeemed	(551,418)	(301,654)	(5,902,669)	(3,651,098)
Net increase (decrease)	1,366,855	442,381	$ 14,755,082	$ 5,502,330
Class T
Shares sold	556,534	207,033	$ 5,957,883	$ 2,528,153
Reinvestment of distributions	15,725	16,854	167,994	207,671
Shares redeemed	(154,805)	(97,145)	(1,648,787)	(1,189,971)
Net increase (decrease)	417,454	126,742	$ 4,477,090	$ 1,545,853
Class B
Shares sold	172,271	148,755	$ 1,835,013	$ 1,806,819
Reinvestment of distributions	4,084	4,541	43,418	55,799
Shares redeemed	(120,458)	(55,802)	(1,269,080)	(672,403)
Net increase (decrease)	55,897	97,494	$ 609,351	$ 1,190,215
Class C
Shares sold	590,588	269,755	$ 6,323,524	$ 3,257,302
Reinvestment of distributions	8,209	5,896	87,576	72,166
Shares redeemed	(141,658)	(83,185)	(1,492,459)	(1,003,632)
Net increase (decrease)	457,139	192,466	$ 4,918,641	$ 2,325,836
Asset Manager 20%
Shares sold	58,768,202	58,898,445	$ 637,513,025	$ 723,714,675
Reinvestment of distributions	6,354,880	10,897,714	67,864,384	134,543,532
Shares redeemed	(69,477,950)	(64,781,528)	(731,982,311)	(791,199,186)
Net increase (decrease)	(4,354,868)	5,014,631	$ (26,604,902)	$ 67,059,021
Institutional Class
Shares sold	137,005	180,834	$ 1,434,782	$ 2,308,608
Reinvestment of distributions	6,581	8,001	70,199	98,769
Shares redeemed	(66,987)	(56,367)	(711,929)	(687,919)
Net increase (decrease)	76,599	132,468	$ 793,052	$ 1,719,458

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Fidelity Asset Manager 30% A
Class A
Shares sold	414,025	144,653	$ 3,417,018	$ 1,379,463
Reinvestment of distributions	5,517	1,332	44,542	12,471
Shares redeemed	(76,929)	(12,117)	(581,256)	(111,408)
Net increase (decrease)	342,613	133,868	$ 2,880,304	$ 1,280,526
Class T
Shares sold	161,111	133,157	$ 1,317,197	$ 1,249,065
Reinvestment of distributions	4,011	983	32,253	9,168
Shares redeemed	(47,688)	(10,072)	(365,440)	(93,877)
Net increase (decrease)	117,434	124,068	$ 984,010	$ 1,164,356
Class B
Shares sold	79,409	55,559	$ 635,086	$ 524,350
Reinvestment of distributions	1,314	382	10,518	3,594
Shares redeemed	(50,703)	(392)	(394,045)	(3,644)
Net increase (decrease)	30,020	55,549	$ 251,559	$ 524,300
Class C
Shares sold	174,653	186,960	$ 1,440,050	$ 1,749,175
Reinvestment of distributions	4,010	1,370	32,219	12,797
Shares redeemed	(74,546)	(15,226)	(607,066)	(143,734)
Net increase (decrease)	104,117	173,104	$ 865,203	$ 1,618,238
Asset Manager 30%
Shares sold	6,904,812	5,359,391	$ 55,910,068	$ 50,914,907
Reinvestment of distributions	123,690	56,102	996,564	525,162
Shares redeemed	(3,262,135)	(2,411,599)	(25,731,823)	(22,329,751)
Net increase (decrease)	3,766,367	3,003,894	$ 31,174,809	$ 29,110,318
Institutional Class
Shares sold	85,817	23,759	$ 690,781	$ 231,444
Reinvestment of distributions	1,745	391	13,913	3,693
Shares redeemed	(26,231)	-	(202,728)	-
Net increase (decrease)	61,331	24,150	$ 501,966	$ 235,137
Fidelity Asset Manager 40%A
Class A
Shares sold	949,479	250,703	$ 6,910,670	$ 2,436,280
Reinvestment of distributions	9,317	2,933	69,821	27,298
Shares redeemed	(867,182)	(12,251)	(6,423,492)	(109,719)
Net increase (decrease)	91,614	241,385	$ 556,999	$ 2,353,859
Class T
Shares sold	151,870	227,454	$ 1,163,455	$ 2,214,040
Reinvestment of distributions	5,024	2,641	38,279	24,648
Shares redeemed	(137,056)	(11,458)	(1,041,565)	(102,562)
Net increase (decrease)	19,838	218,637	$ 160,169	$ 2,136,126
Class B
Shares sold	75,414	164,587	$ 591,777	$ 1,626,346
Reinvestment of distributions	2,558	1,632	19,564	15,307
Shares redeemed	(97,756)	(2,203)	(742,267)	(19,407)
Net increase (decrease)	(19,784)	164,016	$ (130,926)	$ 1,622,246
Class C
Shares sold	99,725	185,184	$ 770,448	$ 1,826,153
Reinvestment of distributions	2,748	1,654	20,997	15,523
Shares redeemed	(99,318)	(22,232)	(755,114)	(200,684)
Net increase (decrease)	3,155	164,606	$ 36,331	$ 1,640,992

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Asset Manager 40%
Shares sold	3,849,199	1,762,049	$ 29,825,562	$ 16,509,845
Reinvestment of distributions	55,087	12,657	419,676	116,657
Shares redeemed	(1,075,285)	(477,589)	(8,018,930)	(4,363,370)
Net increase (decrease)	2,829,001	1,297,117	$ 22,226,308	$ 12,263,132
Institutional Class
Shares sold	13,481	156,120	$ 108,903	$ 1,556,663
Reinvestment of distributions	3,839	2,743	29,314	25,655
Shares redeemed	(70,040)	-	(528,051)	-
Net increase (decrease)	(52,720)	158,863	$ (389,834)	$ 1,582,318
Fidelity Asset Manager 50%
Class A
Shares sold	1,405,280	701,937	$ 16,539,899	$ 10,522,398
Reinvestment of distributions	33,431	34,512	384,422	528,926
Shares redeemed	(364,826)	(176,302)	(4,155,231)	(2,573,190)
Net increase (decrease)	1,073,885	560,147	$ 12,769,090	$ 8,478,134
Class T
Shares sold	545,417	321,333	$ 6,332,321	$ 4,828,159
Reinvestment of distributions	13,658	25,741	157,088	396,949
Shares redeemed	(169,205)	(108,476)	(1,916,167)	(1,580,570)
Net increase (decrease)	389,870	238,598	$ 4,573,242	$ 3,644,538
Class B
Shares sold	180,306	140,799	$ 2,100,830	$ 2,118,896
Reinvestment of distributions	3,715	6,699	42,668	103,082
Shares redeemed	(85,486)	(45,273)	(956,143)	(662,500)
Net increase (decrease)	98,535	102,225	$ 1,187,355	$ 1,559,478
Class C
Shares sold	485,121	230,335	$ 5,631,940	$ 3,467,980
Reinvestment of distributions	6,698	14,272	76,866	220,179
Shares redeemed	(159,202)	(78,688)	(1,747,618)	(1,165,992)
Net increase (decrease)	332,617	165,919	$ 3,961,188	$ 2,522,167
Asset Manager 50%
Shares sold	32,974,289	28,976,509	$ 383,017,644	$ 439,124,893
Reinvestment of distributions	15,343,644	49,866,308	176,555,039	772,727,250
Shares redeemed	(89,247,824)	(116,862,705)	(998,197,300)	(1,770,033,572)
Net increase (decrease)	(40,929,891)	(38,019,888)	$ (438,624,617)	$ (558,181,429)
Institutional Class
Shares sold	160,648	64,415	$ 1,795,413	$ 1,084,439
Reinvestment of distributions	3,452	6,272	39,144	97,072
Shares redeemed	(20,390)	(45,377)	(236,895)	(667,764)
Net increase (decrease)	143,710	25,310	$ 1,597,662	$ 513,747
Fidelity Asset Manager 60% A
Class A
Shares sold	626,963	508,064	$ 4,408,112	$ 4,661,791
Reinvestment of distributions	7,097	761	46,058	7,307
Shares redeemed	(310,140)	(114,471)	(2,115,814)	(1,028,696)
Net increase (decrease)	323,920	394,354	$ 2,338,356	$ 3,640,402
Class T
Shares sold	416,315	186,969	$ 2,870,184	$ 1,747,896
Reinvestment of distributions	3,579	283	23,192	2,720
Shares redeemed	(152,802)	(32,399)	(1,011,101)	(277,952)
Net increase (decrease)	267,092	154,853	$ 1,882,275	$ 1,472,664
Class B
Shares sold	142,861	138,223	$ 1,024,160	$ 1,314,613
Reinvestment of distributions	1,109	192	7,209	1,840
Shares redeemed	(97,132)	(2,557)	(678,465)	(22,565)
Net increase (decrease)	46,838	135,858	$ 352,904	$ 1,293,888

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class C
Shares sold	185,591	210,884	$ 1,330,330	$ 1,970,860
Reinvestment of distributions	1,710	192	11,096	1,840
Shares redeemed	(149,285)	(3,246)	(992,160)	(27,889)
Net increase (decrease)	38,016	207,830	$ 349,266	$ 1,944,811
Asset Manager 60%
Shares sold	6,524,913	3,150,368	$ 46,957,848	$ 28,160,474
Reinvestment of distributions	42,505	1,882	275,857	18,064
Shares redeemed	(3,253,446)	(362,700)	(22,687,629)	(3,178,965)
Net increase (decrease)	3,313,972	2,789,550	$ 24,546,076	$ 24,999,573
Institutional Class
Shares sold	54,932	99,914	$ 380,285	$ 989,544
Reinvestment of distributions	1,605	466	10,417	4,475
Shares redeemed	(55,951)	(916)	(394,752)	(7,979)
Net increase (decrease)	586	99,464	$ (4,050)	$ 986,040
Fidelity Asset Manager 70%
Class A B
Shares sold	2,173,509	20,467	$ 24,367,312	$ 370,778
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	6,533,497	-	92,514,323
Reinvestment of distributions	173,733	-	1,832,882	-
Shares redeemed	(2,500,085)	(17,859)	(28,216,639)	(315,305)
Net increase (decrease)	(152,843)	6,536,105	$ (2,016,445)	$ 92,569,796
Class T B
Shares sold	558,875	5,194	$ 6,345,694	$ 138,458
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	3,860,173	-	54,660,040
Reinvestment of distributions	97,734	-	1,031,095	-
Shares redeemed	(1,157,915)	(12,767)	(12,984,993)	(237,608)
Net increase (decrease)	(501,306)	3,852,600	$ (5,608,204)	$ 54,560,890
Class B B
Shares sold	175,683	8,599	$ 1,996,401	$ 132,691
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,725,798	-	24,437,297
Reinvestment of distributions	39,046	-	411,939	-
Shares redeemed	(614,001)	(7,056)	(6,696,000)	(105,755)
Net increase (decrease)	(399,272)	1,727,341	$ (4,287,660)	$ 24,464,233
Class C B
Shares sold	421,289	2,918	$ 4,898,274	$ 217,647
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	2,780,313	-	39,369,233
Reinvestment of distributions	60,708	-	640,464	-
Shares redeemed	(756,167)	(10,650)	(8,424,208)	(326,514)
Net increase (decrease)	(274,170)	2,772,581	$ (2,885,470)	$ 39,260,366
Asset Manager 70%
Shares sold	15,475,772	12,436,796	$ 179,846,118	$ 201,255,406
Reinvestment of distributions	4,628,030	4,363,853	48,825,720	74,272,772
Shares redeemed	(28,165,016)	(33,660,002)	(314,686,965)	(549,568,450)
Net increase (decrease)	(8,061,214)	(16,859,353)	$ (86,015,127)	$ (274,040,272)
Institutional Class B
Shares sold	711,407	10,330	$ 8,732,520	$ 152,572
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,881,221	-	26,638,086
Reinvestment of distributions	55,050	-	580,778	-
Shares redeemed	(501,161)	(3,734)	(5,787,688)	(57,654)
Net increase (decrease)	265,296	1,887,817	$ 3,525,610	$ 26,733,004
Fidelity Asset Manager 85%
Class A
Shares sold	1,227,157	881,000	$ 11,123,956	$ 11,708,813
Reinvestment of distributions	27,818	11,613	230,607	164,450
Shares redeemed	(419,528)	(212,398)	(3,964,719)	(2,755,503)
Net increase (decrease)	835,447	680,215	$ 7,389,844	$ 9,117,760

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class T
Shares sold	219,201	302,865	$ 1,968,756	$ 3,973,155
Reinvestment of distributions	6,419	2,802	53,147	39,626
Shares redeemed	(107,692)	(52,286)	(922,904)	(680,328)
Net increase (decrease)	117,928	253,381	$ 1,098,999	$ 3,332,453
Class B
Shares sold	128,701	152,342	$ 1,146,718	$ 2,031,969
Reinvestment of distributions	2,567	1,841	21,255	26,000
Shares redeemed	(75,871)	(39,226)	(628,100)	(510,836)
Net increase (decrease)	55,397	114,957	$ 539,873	$ 1,547,133
Class C
Shares sold	396,579	329,559	$ 3,589,931	$ 4,362,588
Reinvestment of distributions	3,717	3,034	30,743	42,720
Shares redeemed	(215,928)	(86,632)	(1,937,775)	(1,115,724)
Net increase (decrease)	184,368	245,961	$ 1,682,899	$ 3,289,584
Asset Manager 85%
Shares sold	16,408,620	11,096,127	$ 153,803,706	$ 149,870,831
Reinvestment of distributions	831,961	709,187	6,921,914	10,063,914
Shares redeemed	(10,231,882)	(10,707,014)	(90,681,889)	(142,112,234)
Net increase (decrease)	7,008,699	1,098,300	$ 70,043,731	$ 17,822,511
Institutional Class
Shares sold	106,499	62,723	$ 906,473	$ 834,204
Reinvestment of distributions	1,865	180	15,502	2,553
Shares redeemed	(38,520)	(13,803)	(327,053)	(173,778)
Net increase (decrease)	69,844	49,100	$ 594,922	$ 662,979

A Prior period amounts are for the period October 9, 2007 (commencement of operations) to September 30, 2008.

B Prior period amounts are for the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

13. Merger Information.

On September 26, 2008, Fidelity Asset Manager 70% acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Asset Manager 70% Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on May 15, 2008. The acquisition was accomplished by an exchange of 6,533,497, 3,860,173, 1,725,798, 2,780,313 and 1,881,221 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 9,324,617, 5,534,757, 2,486,431, 4,011,919, and 2,679,998 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.92, $9.88, $9.83, $9.81, and $9.94, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Fidelity Advisor Asset Manager 70% Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity Advisor Asset Manager 70% Fund's net assets, including $21,261,054 of unrealized depreciation, were combined with the Fund's net assets of $2,365,472,024 for total net assets after the acquisition of $2,603,091,003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85% as of September 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% (funds of Fidelity Charles Street Trust)at September 30, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Charles Street Trust and Fidelity Charles Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 20, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Asset Manager 20%
Class A	2.31%
Class T	2.31%
Class B	2.31%
Class C	2.31%
Asset Manager 30%
Class A	2.42%
Class T	2.42%
Class B	2.42%
Class C	2.42%
Asset Manager 40%
Class A	2.29%
Class T	2.29%
Class B	2.29%
Class C	2.29%
Asset Manager 50%
Class A	1.47%
Class T	1.47%
Class B	1.47%
Class C	1.47%
Asset Manager 60%
Class A	1.48%
Class T	1.48%
Class B	1.48%
Class C	1.48%
Asset Manager 70%
Class A	1.10%
Class T	1.10%
Class B	1.10%
Class C	1.10%
Asset Manager 85%
Class A	0.82%
Class T	0.82%
Class B	0.82%
Class C	0.82%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2009 to September 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$55,754,842
Asset Manager 30%	$1,165,886
Asset Manager 40%	$608,662
Asset Manager 50%	$106,168,575
Asset Manager 60%	$387,880
Asset Manager 70%	$23,253,756
Asset Manager 85%	$2,399,380

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Asset Manager 20%
November 2008	9%	10%	11%	11%
December 2008	9%	10%	11%	11%
February 2009	10%	10%	12%	12%
March 2009	10%	10%	13%	12%
April 2009	10%	11%	12%	12%
May 2009	10%	11%	15%	15%
June 2009	10%	11%	13%	13%
July 2009	10%	11%	13%	13%
August 2009	10%	11%	16%	15%
September 2009	10%	11%	14%	14%

	Class A	Class T	Class B	Class C
Asset Manager 30%
October 2008	1%	1%	1%	1%
November 2008	15%	17%	20%	20%
December 2008	15%	16%	20%	20%
February 2009	16%	19%	26%	24%
March 2009	17%	19%	21%	25%
April 2009	17%	18%	24%	21%
May 2009	18%	20%	24%	27%
June 2009	17%	19%	23%	23%
July 2009	17%	18%	23%	23%
August 2009	18%	20%	27%	27%
September 2009	16%	19%	25%	23%

	Class A	Class T	Class B	Class C
Asset Manager 40%
October 2008	1%	1%	1%	1%
December 2008	18%	20%	27%	26%
April 2009	33%	35%	49%	52%
July 2009	34%	35%	45%	45%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 2008	21%	20%	28%	27%
April 2009	34%	39%	47%	54%
July 2009	33%	36%	46%	43%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2008	32%	35%	66%	62%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2008	33%	34%	36%	36%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2008	54%	61%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Asset Manager 20%
November 2008	10%	11%	13%	13%
December 2008	10%	11%	13%	13%
February 2009	12%	12%	15%	14%
March 2009	12%	13%	16%	15%
April 2009	12%	13%	15%	15%
May 2009	12%	14%	18%	18%
June 2009	12%	13%	16%	15%
July 2009	12%	13%	16%	16%
August 2009	12%	13%	19%	18%
September 2009	12%	13%	17%	17%

	Class A	Class T	Class B	Class C
Asset Manager 30%
October 2008	1%	1%	1%	1%
November 2008	17%	18%	22%	22%
December 2008	16%	18%	22%	22%
February 2009	19%	22%	31%	28%
March 2009	19%	22%	24%	29%
April 2009	20%	21%	28%	25%
May 2009	21%	23%	28%	31%
June 2009	20%	22%	27%	27%
July 2009	20%	21%	27%	27%
August 2009	21%	23%	31%	31%
September 2009	19%	22%	30%	27%

	Class A	Class T	Class B	Class C
Asset Manager 40%
October 2008	1%	1%	1%	1%
December 2008	21%	24%	32%	31%
April 2009	44%	47%	65%	68%
July 2009	45%	47%	60%	60%

	Class A	Class T	Class B	Class C
Asset Manager 50%
December 2008	25%	26%	32%	31%
April 2009	45%	51%	61%	69%
July 2009	43%	47%	60%	55%

	Class A	Class T	Class B	Class C
Asset Manager 60%
December 2008	44%	48%	90%	85%

	Class A	Class T	Class B	Class C
Asset Manager 70%
December 2008	46%	47%	50%	50%

	Class A	Class T	Class B	Class C
Asset Manager 85%
December 2008	79%	89%	100%	100%

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,660,446,788.00	93.389
Withheld	329,898,915.93	6.611
TOTAL	4,990,345,703.93	100.000
Albert R. Gamper, Jr.
Affirmative	4,697,750,297.49	94.137
Withheld	292,595,406.44	5.863
TOTAL	4,990,345,703.93	100.000
Abigail P. Johnson
Affirmative	4,656,658,858.01	93.313
Withheld	333,686,845.92	6.687
TOTAL	4,990,345,703.93	100.000
Arthur E. Johnson
Affirmative	4,686,159,283.49	93.905
Withheld	304,186,420.44	6.095
TOTAL	4,990,345,703.93	100.000
Michael E. Kenneally
Affirmative	4,709,830,377.70	94.379
Withheld	280,515,326.23	5.621
TOTAL	4,990,345,703.93	100.000
James H. Keyes
Affirmative	4,703,388,873.28	94.250
Withheld	286,956,830.65	5.750
TOTAL	4,990,345,703.93	100.000
Marie L. Knowles
Affirmative	4,693,994,899.89	94.062
Withheld	296,350,804.04	5.938
TOTAL	4,990,345,703.93	100.000
Kenneth L. Wolfe
Affirmative	4,685,695,252.60	93.895
Withheld	304,650,451.33	6.105
TOTAL	4,990,345,703.93	100.000
PROPOSAL 3

For Fidelity Asset Manager 50%, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	539,153,192.91	20.836
Against	1,835,063,285.57	70.918
Abstain	99,089,558.45	3.830
Broker Non-Votes	114,273,518.88	4.416
TOTAL	2,587,579,555.81	100.000
PROPOSAL 3

For Fidelity Asset Manager 70%, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	194,624,056.06	22.806
Against	548,661,062.57	64.291
Abstain	49,188,619.67	5.764
Broker Non-Votes	60,927,022.52	7.139
TOTAL	853,400,760.82	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue each fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class (for the retail class in the case of Asset Manager 70%), as well as each fund's relative investment performance for each class (for the retail class in the case of Asset Manager 70%) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods, as available.

For each of Asset Manager 20% and Asset Manager 50%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For each of Asset Manager 30%, Asset Manager 40%, and Asset Manager 60%, because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of the retail class and Class C of the fund, the cumulative total return of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Asset Manager 70% (retail class) of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor classes of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Asset Manager 70% (retail class).

For Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 20% (retail class) of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 30% (retail class) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 40% (retail class) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 50% (retail class) of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 60% (retail class) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 70% (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 85% (retail class) of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG% of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each class of Asset Manager 20% ranked below its competitive median for 2008.

The Board noted that the total expenses of each class of Asset Manager 30% ranked below its competitive median for 2008.

The Board noted that the total expenses of each class of Asset Manager 40% ranked below its competitive median for 2008.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Asset Manager 50% (retail class) of Fidelity Asset Manager 50% ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Asset Manager 60% (retail class) of Fidelity Asset Manager 60% ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and Fidelity Asset Manager 70% (retail class) of Fidelity Asset Manager 70% ranked below its competitive median for the period and the total expenses of each of Class T and Class B ranked above its competitive median for the period. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and Fidelity Asset Manager 85% (retail class) of Fidelity Asset Manager 85% ranked below its competitive median for 2008 and the total expenses of each of Class T and Class B ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-UANNPRO-1109
1.878288.101

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Annual Report

September 30, 2009

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the funds have done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Asset Manager 20%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 30%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 40%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 50%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 60%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 70%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Asset Manager 85%	<Click Here>	Investment Changes
	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Reports of Independent Registered Public Accounting Firms	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Fidelity Advisor Asset Manager 20% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	8.00%	4.60%	4.70%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 20%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Institutional Class on September 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

Annual Report

Fidelity Advisor Asset Manager 30% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of fund A
Institutional Class	7.77%	-2.34%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 30% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Asset Manager 40% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of fund A
Institutional Class	7.00%	-4.22%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 40% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Advisor Asset Manager 50% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	7.80%	3.10%	3.24%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 50%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 50% - Institutional Class on September 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of the Institutional Class.

Annual Report

Fidelity Advisor Asset Manager 60% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of fund A
Institutional Class	7.81%	-7.22%

A From October 9, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 60% - Institutional Class on October 9, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period.

Annual Report

Fidelity Advisor Asset Manager 70% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	5.58%	2.21%	1.45%

A The initial offering of Institutional Class shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Asset Manager 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 70% - Institutional Class on September 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period. The initial offering of Institutional Class took place on September 30, 2008. See above for additional information regarding the performance of Institutional Class.

Annual Report

Fidelity Advisor Asset Manager 85% - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.70%	3.23%	2.67%

A The initial offering of Institutional Class shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Asset Manager 85%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager 85% - Institutional Class on September 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 performed over the same period. The initial offering of Institutional Class took place on October 2, 2006. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets came almost full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off, as unprecedented government intervention programs to shore up the credit markets and stimulate economic growth began to take root. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in part by a weaker dollar. Within the bond space, spread-based products replaced Treasuries later in the period as the favored sector for fixed-income investors. For the year, the overall investment-grade bond universe, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 10.56%, while high-yield corporate bonds finished the period with an advance of 22.73%, as gauged by the Merrill Lynch® U.S. High Yield Master II Constrained Index.

Comments from Geoff Stein, who became Portfolio Manager of Fidelity Advisor Asset Manager® Funds on June 1, 2009: In the midst of a dramatically improved market environment during most of the period for both stocks and credit-sensitive bonds, all seven of the Advisor Asset Manager funds outperformed their Composite benchmarks by substantial margins for the year ending September 30, 2009. Strong domestic-equity stock selection and favorable asset-allocation positioning overall fueled the funds' solid relative results. Shifting into higher-beta - meaning more-volatile - stocks during the first quarter of 2009 proved to be the right strategy at the right time to capitalize on the ensuing market rally. In total, nine of the 10 underlying domestic equity sector central funds beat their respective components of the Composite index, with consumer discretionary performing in line with its benchmark component. Within the domestic equity sector central funds, favorable security selection in technology contributed the most to relative returns, followed by picks in financials, health care, industrials and energy. From a market-capitalization perspective, overweighting mid- and small-cap stocks - particularly in the $1 billion to $10 billion range - was the correct positioning, as stocks in these capitalization tiers outperformed their large-cap counterparts amid a sustained market rebound during the period's second half. Concerning our equity and fixed-income asset-allocation strategies, by continually rebalancing our domestic equity stakes early in the period, our allocations were positioned to rebound as the market bottomed in March and then rallied sharply, which aided performance in most of the funds. In addition to domestic equities, out-of-index positions in emerging-markets (EM) equities, high-yield bonds and floating-rate bank-loan securities also contributed. In order to fund our allocations to high-yield and floating-rate debt and EM equities, we underweighted cash across all of the funds - except Advisor Asset Manager 85% - which also boosted relative returns. In Advisor Asset Manager 85%, an out-of-benchmark cash position of roughly 2% actually helped on a relative basis because the positive return generated by the cash beat the negative return of the fund's benchmark. In terms of detractors, stock selection in international equity dampened returns across all funds, but the negative impact was minimal in Advisor Asset Manager 20% and 30%, where the allocation to foreign equities was very small. In addition, our generally underweighted exposure to investment-grade bonds detracted from performance in most of the funds, despite the underlying central fund outperforming its benchmark.

Note to shareholders: In conjunction with an adjustment to Fidelity's planning and guidance methodology, Fidelity will modify the international equity exposure within the Advisor Asset Manager funds' target asset allocations. Effective October 2, 2009, each Advisor Asset Manager fund will increase the international equity exposure within its target asset allocation to 30% of total equity, and modify its composite performance benchmark accordingly. Fidelity believes this change improves the risk and return characteristics of the funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Fidelity Asset Manager 20%
Class A	.86%
Actual		$ 1,000.00	$ 1,168.60	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.36
Class T	1.10%
Actual		$ 1,000.00	$ 1,166.30	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class B	1.65%
Actual		$ 1,000.00	$ 1,164.50	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.63%
Actual		$ 1,000.00	$ 1,164.90	$ 8.85
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.24
Asset Manager 20%	.58%
Actual		$ 1,000.00	$ 1,170.90	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,022.16	$ 2.94
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,171.00	$ 2.99
HypotheticalA		$ 1,000.00	$ 1,022.31	$ 2.79
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,212.70	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,210.20	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,207.00	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,206.20	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 1,212.70	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,212.70	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,248.50	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class T	1.15%
Actual		$ 1,000.00	$ 1,246.40	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class B	1.65%
Actual		$ 1,000.00	$ 1,241.80	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Class C	1.65%
Actual		$ 1,000.00	$ 1,243.10	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.34
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 1,249.20	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,249.20	$ 3.66
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Fidelity Asset Manager 50%
Class A	1.00%
Actual		$ 1,000.00	$ 1,293.90	$ 5.75
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class T	1.27%
Actual		$ 1,000.00	$ 1,292.40	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.43
Class B	1.85%
Actual		$ 1,000.00	$ 1,288.80	$ 10.61
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Class C	1.80%
Actual		$ 1,000.00	$ 1,288.20	$ 10.33
HypotheticalA		$ 1,000.00	$ 1,016.04	$ 9.10
Asset Manager 50%	.76%
Actual		$ 1,000.00	$ 1,295.20	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,021.26	$ 3.85
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,296.10	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.61	$ 3.50
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,324.40	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,019.55	$ 5.57
Class T	1.35%
Actual		$ 1,000.00	$ 1,323.90	$ 7.86
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.83
Class B	1.85%
Actual		$ 1,000.00	$ 1,320.20	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Class C	1.85%
Actual		$ 1,000.00	$ 1,322.30	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,015.79	$ 9.35
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 1,327.60	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,327.60	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Fidelity Asset Manager 70%
Class A	1.18%
Actual		$ 1,000.00	$ 1,361.30	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.97
Class T	1.43%
Actual		$ 1,000.00	$ 1,358.40	$ 8.45
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.23
Class B	1.95%
Actual		$ 1,000.00	$ 1,356.20	$ 11.52
HypotheticalA		$ 1,000.00	$ 1,015.29	$ 9.85
Class C	1.89%
Actual		$ 1,000.00	$ 1,356.20	$ 11.16
HypotheticalA		$ 1,000.00	$ 1,015.59	$ 9.55
Asset Manager 70%	.85%
Actual		$ 1,000.00	$ 1,362.90	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.31
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,362.90	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Fidelity Asset Manager 85%
Class A	1.15%
Actual		$ 1,000.00	$ 1,409.80	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.82
Class T	1.42%
Actual		$ 1,000.00	$ 1,408.30	$ 8.57
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.18
Class B	1.98%
Actual		$ 1,000.00	$ 1,403.80	$ 11.93
HypotheticalA		$ 1,000.00	$ 1,015.14	$ 10.00
Class C	1.93%
Actual		$ 1,000.00	$ 1,404.30	$ 11.63
HypotheticalA		$ 1,000.00	$ 1,015.39	$ 9.75
Asset Manager 85%	.94%
Actual		$ 1,000.00	$ 1,412.10	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,020.36	$ 4.76
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,413.80	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Funds annualized expense ratio.

In addition to the expenses noted above, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .12%.

Annual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.7	15.6
U.S. Treasury Obligations	14.3	6.4
Freddie Mac	2.2	2.6
Government National Mortgage Association	0.6	2.6
JPMorgan Chase Capital XX	0.5	0.4
	33.3
Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 32.8%	U.S. Government and U.S. Government Agency Obligations 27.6%
AAA,AA,A 12.4%	AAA,AA,A 13.3%
BBB 10.7%	BBB 10.0%
BB and Below 6.3%	BB and Below 7.1%
Not Rated 0.2%	Not Rated 0.3%
Equities 21.0%	Equities 19.4%
Short-Term Investments and Net Other Assets 16.6%	Short-Term Investments and Net Other Assets 22.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.2
Google, Inc. Class A	0.3	0.3
Procter & Gamble Co.	0.2	0.3
Pfizer, Inc.	0.2	0.1
Charles Schwab Corp.	0.2	0.0
	1.2
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 20.9%	Stock Class and Equity Futures 19.4%
Bond Class 58.4%	Bond Class 56.6%
Short-Term Class 20.7%	Short-Term Class 24.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	3.8
Fidelity Financials Central Fund	3.1
Fidelity Health Care Central Fund	2.6
Fidelity Energy Central Fund	2.3
Fidelity Industrials Central Fund	2.2
Fidelity Consumer Discretionary Central Fund	1.9
Fidelity Consumer Staples Central Fund	1.9
Fidelity International Equity Central Fund	1.1
Fidelity Materials Central Fund	0.9
Fidelity Telecom Services Central Fund	0.7
Fidelity Utilities Central Fund	0.7
Total Equity Central Funds	21.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	54.8
Total Fixed-Income Central Funds	59.9
Money Market Central Funds	18.9
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 9.0% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 20%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 21.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	485,022	$ 44,675,351
Fidelity Consumer Staples Central Fund (b)	394,725	45,057,822
Fidelity Energy Central Fund (b)	546,892	54,207,979
Fidelity Financials Central Fund (b)	1,267,434	73,751,990
Fidelity Health Care Central Fund (b)	610,494	61,659,926
Fidelity Industrials Central Fund (b)	518,506	52,695,777
Fidelity Information Technology Central Fund (b)	724,762	89,102,247
Fidelity International Equity Central Fund (b)	409,869	26,661,977
Fidelity Materials Central Fund (b)	160,366	20,193,264
Fidelity Telecom Services Central Fund (b)	152,867	15,219,399
Fidelity Utilities Central Fund (b)	187,247	16,532,066
TOTAL EQUITY CENTRAL FUNDS (Cost $525,660,348)		499,757,798
Fixed-Income Central Funds - 59.9%

High Yield Fixed-Income Funds - 5.1%
Fidelity Floating Rate Central Fund (b)	295,201	26,813,071
Fidelity High Income Central Fund 1 (b)	1,048,404	92,773,272
TOTAL HIGH YIELD FIXED-INCOME FUNDS		119,586,343
Investment Grade Fixed-Income Funds - 54.8%
Fidelity Tactical Income Central Fund (b)	13,649,544	1,291,110,352
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,428,182,003)		1,410,696,695
Money Market Central Funds - 18.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	33,566,053	$ 33,566,053
Fidelity Money Market Central Fund, 0.60% (a)	410,550,134	410,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $444,116,187)		444,116,187
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,397,958,538)	2,354,570,680
NET OTHER ASSETS - 0.0%	239,537
NET ASSETS - 100%	$ 2,354,810,217
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,171,183
Fidelity Consumer Discretionary Central Fund	679,426
Fidelity Consumer Staples Central Fund	1,140,450
Fidelity Energy Central Fund	499,004
Fidelity Financials Central Fund	1,514,306
Fidelity Floating Rate Central Fund	2,459,618
Fidelity Health Care Central Fund	722,757
Fidelity High Income Central Fund 1	6,546,550
Fidelity Industrials Central Fund	955,918
Fidelity Information Technology Central Fund	585,733
Fidelity International Equity Central Fund	321,199
Fidelity Materials Central Fund	309,593
Fidelity Money Market Central Fund	5,109,378
Fidelity Tactical Income Central Fund	53,793,437
Fidelity Telecom Services Central Fund	274,648
Fidelity Utilities Central Fund	589,546
Total	$ 76,672,746
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 9,187,790	$ 7,369,840	$ 44,675,351	8.6%
Fidelity Consumer Staples Central Fund	43,280,780	9,915,583	7,701,524	45,057,822	8.7%
Fidelity Energy Central Fund	45,971,670	19,298,823	8,173,672	54,207,979	9.4%
Fidelity Financials Central Fund	67,032,602	22,632,822	7,854,488	73,751,990	9.6%
Fidelity Floating Rate Central Fund	67,675,508	2,823,864	40,135,484	26,813,071	0.9%
Fidelity Health Care Central Fund	54,027,771	17,282,411	10,784,516	61,659,926	9.2%
Fidelity High Income Central Fund 1	42,245,646	43,077,160	1,724,386	92,773,272	18.2%
Fidelity Industrials Central Fund	50,521,309	12,506,465	8,710,687	52,695,777	8.8%
Fidelity Information Technology Central Fund	62,956,141	18,067,661	11,828,955	89,102,247	8.9%
Fidelity International Equity Central Fund	-	22,200,728	193,681	26,661,977	4.2%
Fidelity Materials Central Fund	15,341,018	4,597,107	2,993,757	20,193,264	8.8%
Fidelity Tactical Income Central Fund	1,082,230,662	283,043,467	133,925,715	1,291,110,352	29.3%
Fidelity Telecom Services Central Fund	12,667,166	3,171,200	2,534,078	15,219,399	8.8%
Fidelity Utilities Central Fund	15,447,872	4,648,407	2,738,740	16,532,066	9.2%
Total	$ 1,602,297,444	$ 472,453,488	$ 246,669,523	$ 1,910,454,493
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $109,929,389 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $70,092,243 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $2,397,958,538) - See accompanying schedule:		$ 2,354,570,680
Receivable for investments sold		633,325
Receivable for fund shares sold		3,913,305
Distributions receivable from Fidelity Central Funds		5,408,210
Prepaid expenses		11,317
Receivable from investment adviser for expense reductions		95
Total assets		2,364,536,932

Liabilities
Payable for investments purchased	$ 6,292,125
Payable for fund shares redeemed	2,324,954
Accrued management fee	801,294
Distribution fees payable	18,132
Other affiliated payables	261,399
Other payables and accrued expenses	28,811
Total liabilities		9,726,715

Net Assets		$ 2,354,810,217
Net Assets consist of:
Paid in capital		$ 2,497,555,882
Undistributed net investment income		3,231,753
Accumulated undistributed net realized gain (loss) on investments		(102,589,560)
Net unrealized appreciation (depreciation) on investments		(43,387,858)
Net Assets		$ 2,354,810,217

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,487,577 ÷ 2,074,584 shares)		$ 11.80

Maximum offering price per share (100/94.25 of $11.80)		$ 12.52
Class T: Net Asset Value and redemption price per share ($10,032,090 ÷ 851,260 shares)		$ 11.78

Maximum offering price per share (100/96.50 of $11.78)		$ 12.21
Class B: Net Asset Value and offering price per share ($2,712,207 ÷ 230,420 shares)A		$ 11.77

Class C: Net Asset Value and offering price per share ($9,189,262 ÷ 781,554 shares)A		$ 11.76

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,305,691,732 ÷ 195,088,270 shares)		$ 11.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,697,349 ÷ 228,280 shares)		$ 11.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 2,448
Income from Fidelity Central Funds		76,672,746
Total income		76,675,194

Expenses
Management fee	$ 8,288,972
Transfer agent fees	2,213,862
Distribution fees	142,116
Accounting fees and expenses	651,792
Custodian fees and expenses	5,025
Independent trustees' compensation	7,308
Registration fees	125,233
Audit	51,703
Legal	10,719
Miscellaneous	85,713
Total expenses before reductions	11,582,443
Expense reductions	(34,107)	11,548,336
Net investment income (loss)		65,126,858
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	634,279
Fidelity Central Funds	(23,977,067)
Futures contracts	(7,536,941)
Total net realized gain (loss)		(30,879,729)
Change in net unrealized appreciation (depreciation) on: Investment securities	106,345,918
Futures contracts	1,367,696
Total change in net unrealized appreciation (depreciation)		107,713,614
Net gain (loss)		76,833,885
Net increase (decrease) in net assets resulting from operations		$ 141,960,743

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,126,858	$ 86,585,401
Net realized gain (loss)	(30,879,729)	(18,069,996)
Change in net unrealized appreciation (depreciation)	107,713,614	(241,275,471)
Net increase (decrease) in net assets resulting from operations	141,960,743	(172,760,066)
Distributions to shareholders from net investment income	(71,793,201)	(91,104,113)
Distributions to shareholders from net realized gain	-	(49,576,396)
Total distributions	(71,793,201)	(140,680,509)
Share transactions - net increase (decrease)	(1,051,686)	79,342,713
Total increase (decrease) in net assets	69,115,856	(234,097,862)

Net Assets
Beginning of period	2,285,694,361	2,519,792,223
End of period (including undistributed net investment income of $3,231,753 and undistributed net investment income of $11,795,814, respectively)	$ 2,354,810,217	$ 2,285,694,361

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.33	.39	.48
Net realized and unrealized gain (loss)	.48	(1.27)	.40
Total from investment operations	.81	(.88)	.88
Distributions from net investment income	(.36)	(.42)	(.52)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.87%	.86%	.87% A
Expenses net of all reductions	.87%	.86%	.87% A
Net investment income (loss)	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.30	.36	.45
Net realized and unrealized gain (loss)	.48	(1.28)	.40
Total from investment operations	.78	(.92)	.85
Distributions from net investment income	(.33)	(.38)	(.51)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.11%	1.12%	1.11% A
Net investment income (loss)	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24	.29	.39
Net realized and unrealized gain (loss)	.49	(1.27)	.38
Total from investment operations	.73	(.98)	.77
Distributions from net investment income	(.28)	(.32)	(.44)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.65%	1.66%	1.65% A
Net investment income (loss)	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.24	.29	.39
Net realized and unrealized gain (loss)	.49	(1.26)	.38
Total from investment operations	.73	(.97)	.77
Distributions from net investment income	(.28)	(.33)	(.45)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.63%	1.64%	1.64% A
Net investment income (loss)	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 20%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Income from Investment Operations
Net investment income (loss) B	.35	.43	.53	.46	.33
Net realized and unrealized gain (loss)	.50	(1.28)	.38	.39	.74
Total from investment operations	.85	(.85)	.91	.85	1.07
Distributions from net investment income	(.39)	(.45)	(.55)	(.43)	(.32)
Distributions from net realized gain	-	(.25)	(.59)	(.28)	-
Total distributions	(.39)	(.70)	(1.14)	(.71)	(.32)
Net asset value, end of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Total Return A	7.90%	(6.90)%	7.26%	6.77%	8.85%
Ratios to Average Net Assets D
Expenses before reductions	.58%	.56%	.57%	.58%	.60%
Expenses net of fee waivers, if any	.58%	.56%	.57%	.58%	.60%
Expenses net of all reductions	.58%	.56%	.57%	.57%	.58%
Net investment income (loss)	3.30%	3.48%	4.15%	3.58%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038
Portfolio turnover rate C	16%	5%	6%	81% E	81% E

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

E Portfolio turnover rate excludes securities received or delivered in kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.36	.42	.53
Net realized and unrealized gain (loss)	.50	(1.27)	.38
Total from investment operations	.86	(.85)	.91
Distributions from net investment income	(.39)	(.45)	(.55)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	8.00%	(6.91)%	7.24%
Ratios to Average Net AssetsG
Expenses before reductions	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.56%	.57%	.59% A
Expenses net of all reductions	.56%	.56%	.59% A
Net investment income (loss)	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	16%	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.2	15.6
U.S. Treasury Obligations	13.8	6.3
Freddie Mac	2.2	2.5
Government National Mortgage Association	0.6	2.6
JPMorgan Chase Capital XX	0.5	0.4
	32.3
Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 31.8%	U.S. Government and U.S. Government Agency Obligations 27.4%
AAA,AA,A 11.5%	AAA,AA,A 13.3%
BBB 10.5%	BBB 9.9%
BB and Below 6.3%	BB and Below 7.0%
Not Rated 0.2%	Not Rated 0.3%
Equities 30.3%	Equities 29.2%
Short-Term Investments and Net Other Assets 9.4%	Short-Term Investments and Net Other Assets 12.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	0.3
Procter & Gamble Co.	0.3	0.5
Google, Inc. Class A	0.4	0.3
Pfizer, Inc.	0.3	0.2
Charles Schwab Corp.	0.3	0.0
	1.8
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 30.3%	Stock Class and Equity Futures 29.1%
Bond Class 56.6%	Bond Class 56.3%
Short-Term Class 13.1%	Short-Term Class 14.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	5.5
Fidelity Financials Central Fund	4.7
Fidelity Health Care Central Fund	3.9
Fidelity Energy Central Fund	3.3
Fidelity Industrials Central Fund	3.3
Fidelity Consumer Discretionary Central Fund	3.0
Fidelity Consumer Staples Central Fund	3.0
Fidelity Materials Central Fund	1.1
Fidelity Utilities Central Fund	1.1
Fidelity International Equity Central Fund	1.0
Fidelity Telecom Services Central Fund	0.9
Total Equity Central Funds	30.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	52.9
Total Fixed-Income Central Funds	57.9
Money Market Central Funds	10.8
Net Other Assets	0.5
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 10.0% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 30%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 30.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	23,380	$ 2,153,509
Fidelity Consumer Staples Central Fund (b)	18,603	2,123,558
Fidelity Energy Central Fund (b)	24,181	2,396,832
Fidelity Financials Central Fund (b)	58,285	3,391,587
Fidelity Health Care Central Fund (b)	27,628	2,790,440
Fidelity Industrials Central Fund (b)	23,091	2,346,736
Fidelity Information Technology Central Fund (b)	32,258	3,965,785
Fidelity International Equity Central Fund (b)	10,964	713,202
Fidelity Materials Central Fund (b)	6,531	822,400
Fidelity Telecom Services Central Fund (b)	6,114	608,687
Fidelity Utilities Central Fund (b)	9,153	808,087
TOTAL EQUITY CENTRAL FUNDS (Cost $21,739,032)		22,120,823
Fixed-Income Central Funds - 57.9%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	9,421	855,694
Fidelity High Income Central Fund 1 (b)	30,811	2,726,495
TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,582,189
Investment Grade Fixed-Income Funds - 52.9%
Fidelity Tactical Income Central Fund (b)	401,473	37,975,333
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $40,331,741)		41,557,522
Money Market Central Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	2,806,891	$ 2,806,891
Fidelity Money Market Central Fund, 0.60% (a)	4,900,000	4,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $7,706,891)		7,706,891
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $69,777,664)	71,385,236
NET OTHER ASSETS - 0.5%	352,745
NET ASSETS - 100%	$ 71,737,981
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,180
Fidelity Consumer Discretionary Central Fund	20,707
Fidelity Consumer Staples Central Fund	35,542
Fidelity Energy Central Fund	15,925
Fidelity Financials Central Fund	43,582
Fidelity Floating Rate Central Fund	43,117
Fidelity Health Care Central Fund	21,112
Fidelity High Income Central Fund 1	128,645
Fidelity Industrials Central Fund	27,423
Fidelity Information Technology Central Fund	17,972
Fidelity International Equity Central Fund	7,870
Fidelity Materials Central Fund	8,710
Fidelity Money Market Central Fund	19,579
Fidelity Tactical Income Central Fund	1,021,832
Fidelity Telecom Services Central Fund	7,558
Fidelity Utilities Central Fund	19,034
Total	$ 1,472,788
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 1,096,230	$ 104,201	$ 2,153,509	0.4%
Fidelity Consumer Staples Central Fund	973,588	1,142,631	125,944	2,123,558	0.4%
Fidelity Energy Central Fund	1,034,093	1,465,600	285,882	2,396,832	0.4%
Fidelity Financials Central Fund	1,507,852	1,859,405	155,397	3,391,587	0.4%
Fidelity Floating Rate Central Fund	1,013,697	479,453	643,329	855,694	0.0%
Fidelity Health Care Central Fund	1,215,308	1,495,210	151,841	2,790,440	0.4%
Fidelity High Income Central Fund 1	637,595	1,977,307	134,779	2,726,495	0.5%
Fidelity Industrials Central Fund	1,136,447	1,200,534	177,539	2,346,736	0.4%
Fidelity Information Technology Central Fund	1,416,220	1,873,725	272,651	3,965,785	0.4%
Fidelity International Equity Central Fund	-	597,081	-	713,202	0.1%
Fidelity Materials Central Fund	345,142	423,490	108,398	822,400	0.4%
Fidelity Tactical Income Central Fund	13,876,261	24,063,360	1,942,435	37,975,333	0.9%
Fidelity Telecom Services Central Fund	285,000	299,689	67,672	608,687	0.4%
Fidelity Utilities Central Fund	347,516	482,951	41,200	808,087	0.4%
Total	$ 24,753,791	$ 38,456,666	$ 4,211,268	$ 63,678,345
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
United Kingdom	1.3%
Bermuda	1.2%
Canada	1.1%
Others (individually less than 1%)	6.4%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $270,253 of which $10,213 and $260,040 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $728,141 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $69,777,664) - See accompanying schedule:		$ 71,385,236
Receivable for investments sold		22,364
Receivable for fund shares sold		442,379
Distributions receivable from Fidelity Central Funds		150,197
Prepaid expenses		310
Receivable from investment adviser for expense reductions		38,129
Total assets		72,038,615

Liabilities
Payable for investments purchased	$ 210,887
Payable for fund shares redeemed	14,349
Accrued management fee	23,512
Distribution fees payable	4,380
Other affiliated payables	7,745
Other payables and accrued expenses	39,761
Total liabilities		300,634

Net Assets		$ 71,737,981
Net Assets consist of:
Paid in capital		$ 70,590,710
Undistributed net investment income		157,639
Accumulated undistributed net realized gain (loss) on investments		(617,940)
Net unrealized appreciation (depreciation) on investments		1,607,572
Net Assets		$ 71,737,981

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,305,301 ÷ 476,481 shares)		$ 9.04

Maximum offering price per share (100/94.25 of $9.04)		$ 9.59
Class T: Net Asset Value and redemption price per share ($2,181,202 ÷ 241,502 shares)		$ 9.03

Maximum offering price per share (100/96.50 of $9.03)		$ 9.36
Class B: Net Asset Value and offering price per share ($772,519 ÷ 85,569 shares)A		$ 9.03

Class C: Net Asset Value and offering price per share ($2,498,914 ÷ 277,221 shares)A		$ 9.01

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($61,207,289 ÷ 6,770,261 shares)		$ 9.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($772,756 ÷ 85,481 shares)		$ 9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 657
Income from Fidelity Central Funds		1,472,788
Total income		1,473,445

Expenses
Management fee	$ 168,728
Transfer agent fees	47,001
Distribution fees	32,950
Accounting fees and expenses	16,708
Custodian fees and expenses	5,008
Independent trustees' compensation	134
Registration fees	67,768
Audit	61,448
Legal	137
Miscellaneous	1,521
Total expenses before reductions	401,403
Expense reductions	(107,567)	293,836
Net investment income (loss)		1,179,609
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	98
Fidelity Central Funds	63,714
Futures contracts	(55,838)
Total net realized gain (loss)		7,974
Change in net unrealized appreciation (depreciation) on: Investment securities	4,615,333
Futures contracts	10,142
Total change in net unrealized appreciation (depreciation)		4,625,475
Net gain (loss)		4,633,449
Net increase (decrease) in net assets resulting from operations		$ 5,813,058

Statement of Changes in Net Assets

	Year ended September 30, 2009	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,179,609	$ 697,480
Net realized gain (loss)	7,974	(584,261)
Change in net unrealized appreciation (depreciation)	4,625,475	(3,017,903)
Net increase (decrease) in net assets resulting from operations	5,813,058	(2,904,684)
Distributions to shareholders from net investment income	(1,165,886)	(595,233)
Share transactions - net increase (decrease)	36,657,851	33,932,875
Total increase (decrease) in net assets	41,305,023	30,432,958

Net Assets
Beginning of period	30,432,958	-
End of period (including undistributed net investment income of $157,639 and undistributed net investment income of $143,916, respectively)	$ 71,737,981	$ 30,432,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.22	.24
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.62	(1.15)
Distributions from net investment income	(.24)	(.19)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C,D	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	1.21%	1.66% A
Expenses net of fee waivers, if any	.90%	.98% A
Expenses net of all reductions	.89%	.98% A
Net investment income (loss)	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,305	$ 1,159
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.22
Net realized and unrealized gain (loss)	.40	(1.40)
Total from investment operations	.60	(1.18)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 9.03	$ 8.65
Total Return B,C,D	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15%	1.20% A
Expenses net of all reductions	1.14%	1.20% A
Net investment income (loss)	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,181	$ 1,074
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.56	(1.22)
Distributions from net investment income	(.18)	(.13)
Net asset value, end of period	$ 9.03	$ 8.65
Total Return B,C,D	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65%	1.73% A
Expenses net of all reductions	1.65%	1.73% A
Net investment income (loss)	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 773	$ 480
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.17
Net realized and unrealized gain (loss)	.39	(1.39)
Total from investment operations	.55	(1.22)
Distributions from net investment income	(.18)	(.14)
Net asset value, end of period	$ 9.01	$ 8.64
Total Return B,C,D	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65%	1.70% A
Expenses net of all reductions	1.64%	1.70% A
Net investment income (loss)	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,499	$ 1,495
Portfolio turnover rate F	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 30%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.26
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.64	(1.13)
Distributions from net investment income	(.26)	(.21)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.90%	1.24% A
Expenses net of fee waivers, if any	.65%	.73% A
Expenses net of all reductions	.65%	.72% A
Net investment income (loss)	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,207	$ 26,016
Portfolio turnover rate E	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.26
Net realized and unrealized gain (loss)	.40	(1.39)
Total from investment operations	.64	(1.13)
Distributions from net investment income	(.26)	(.21)
Net asset value, end of period	$ 9.04	$ 8.66
Total Return B,C	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.97%	1.76% A
Expenses net of fee waivers, if any	.65%	.75% A
Expenses net of all reductions	.65%	.75% A
Net investment income (loss)	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 773	$ 209
Portfolio turnover rate E	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .03%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.2	13.7
U.S. Treasury Obligations	12.0	5.6
Freddie Mac	1.9	2.2
Government National Mortgage Association	0.5	2.3
JPMorgan Chase Capital XX	0.4	0.4
	28.0
Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 27.6%	U.S. Government and U.S. Government Agency Obligations 24.1%
AAA,AA,A 10.0%	AAA,AA,A 11.6%
BBB 9.1%	BBB 9.0%
BB and Below 6.0%	BB and Below 6.4%
Not Rated 0.2%	Not Rated 0.3%
Equities 40.4%	Equities 38.2%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 10.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.3
Procter & Gamble Co.	0.4	0.5
Google, Inc. Class A	0.5	0.3
Pfizer, Inc.	0.4	0.2
Charles Schwab Corp.	0.3	0.0
	2.2
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 40.3%	Stock Class and Equity Futures 38.0%
Bond Class 49.7%	Bond Class 50.0%
Short-Term Class 10.0%	Short-Term Class 12.0%

Asset Allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	6.7
Fidelity Financials Central Fund	5.7
Fidelity Health Care Central Fund	4.7
Fidelity Energy Central Fund	4.0
Fidelity International Equity Central Fund	4.0
Fidelity Industrials Central Fund	3.9
Fidelity Consumer Discretionary Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.6
Fidelity Materials Central Fund	1.4
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.0
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	41.0
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	46.0
Total Fixed-Income Central Funds	51.0
Money Market Central Funds	7.9
Net Other Assets	0.1
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 14.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 40%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 41.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	17,636	$ 1,624,457
Fidelity Consumer Staples Central Fund (b)	14,066	1,605,623
Fidelity Emerging Markets Equity Central Fund (b)	2,640	447,179
Fidelity Energy Central Fund (b)	18,341	1,817,976
Fidelity Financials Central Fund (b)	43,792	2,548,251
Fidelity Health Care Central Fund (b)	20,864	2,107,215
Fidelity Industrials Central Fund (b)	17,380	1,766,313
Fidelity Information Technology Central Fund (b)	24,312	2,988,886
Fidelity International Equity Central Fund (b)	27,536	1,791,219
Fidelity Materials Central Fund (b)	4,961	624,751
Fidelity Telecom Services Central Fund (b)	4,608	458,806
Fidelity Utilities Central Fund (b)	6,980	616,276
TOTAL EQUITY CENTRAL FUNDS (Cost $18,575,895)		18,396,952
Fixed-Income Central Funds - 51.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	5,988	543,882
Fidelity High Income Central Fund 1 (b)	19,200	1,698,998
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,242,880
Investment Grade Fixed-Income Funds - 46.0%
Fidelity Tactical Income Central Fund (b)	218,192	20,638,811
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $22,148,418)		22,881,691
Money Market Central Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	1,644,693	$ 1,644,693
Fidelity Money Market Central Fund, 0.60% (a)	1,900,000	1,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $3,544,693)		3,544,693
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $44,269,006)	44,823,336
NET OTHER ASSETS - 0.1%	47,993
NET ASSETS - 100%	$ 44,871,329
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,714
Fidelity Consumer Discretionary Central Fund	16,422
Fidelity Consumer Staples Central Fund	28,228
Fidelity Emerging Markets Equity Central Fund	5,556
Fidelity Energy Central Fund	12,591
Fidelity Financials Central Fund	33,996
Fidelity Floating Rate Central Fund	25,021
Fidelity Health Care Central Fund	17,369
Fidelity High Income Central Fund 1	87,205
Fidelity Industrials Central Fund	22,123
Fidelity Information Technology Central Fund	14,346
Fidelity International Equity Central Fund	29,117
Fidelity Materials Central Fund	7,164
Fidelity Money Market Central Fund	7,597
Fidelity Tactical Income Central Fund	599,939
Fidelity Telecom Services Central Fund	6,007
Fidelity Utilities Central Fund	15,057
Total	$ 948,452
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 1,098,688	$ 302,723	$ 1,624,457	0.3%
Fidelity Consumer Staples Central Fund	693,355	1,177,953	350,495	1,605,623	0.3%
Fidelity Emerging Markets Equity Central Fund	-	382,781	112,949	447,179	0.2%
Fidelity Energy Central Fund	736,460	1,471,989	544,824	1,817,976	0.3%
Fidelity Financials Central Fund	1,073,867	1,867,725	460,906	2,548,251	0.3%
Fidelity Floating Rate Central Fund	504,178	398,655	388,969	543,882	0.0%
Fidelity Health Care Central Fund	865,513	1,488,253	416,843	2,107,215	0.3%
Fidelity High Income Central Fund 1	316,276	1,381,623	175,217	1,698,998	0.3%
Fidelity Industrials Central Fund	809,331	1,187,737	352,138	1,766,313	0.3%
Fidelity Information Technology Central Fund	1,008,502	1,865,627	640,306	2,988,886	0.3%
Fidelity International Equity Central Fund	745,109	913,693	22,819	1,791,219	0.3%
Fidelity Materials Central Fund	245,701	382,559	131,381	624,751	0.3%
Fidelity Tactical Income Central Fund	7,380,508	14,534,743	2,452,732	20,638,811	0.5%
Fidelity Telecom Services Central Fund	202,857	315,366	138,517	458,806	0.3%
Fidelity Utilities Central Fund	247,387	479,530	117,794	616,276	0.3%
Total	$ 15,516,260	$ 28,946,922	$ 6,608,613	$ 41,278,643
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.6%
United Kingdom	1.8%
Switzerland	1.2%
Canada	1.2%
Bermuda	1.2%
Others (individually less than 1%)	9.0%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $565,738 of which $101,011 and $464,727 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $557,564 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $44,269,006) - See accompanying schedule:		$ 44,823,336
Cash		12,739
Receivable for investments sold		14,251
Receivable for fund shares sold		66,869
Distributions receivable from Fidelity Central Funds		84,340
Prepaid expenses		195
Receivable from investment adviser for expense reductions		37,055
Total assets		45,038,785

Liabilities
Payable for investments purchased	$ 85,109
Payable for fund shares redeemed	18,735
Accrued management fee	14,982
Distribution fees payable	3,740
Other affiliated payables	5,125
Other payables and accrued expenses	39,765
Total liabilities		167,456

Net Assets		$ 44,871,329
Net Assets consist of:
Paid in capital		$ 44,057,719
Undistributed net investment income		256,838
Accumulated undistributed net realized gain (loss) on investments		2,442
Net unrealized appreciation (depreciation) on investments		554,330
Net Assets		$ 44,871,329

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,921,246 ÷ 332,999 shares)		$ 8.77

Maximum offering price per share (100/94.25 of $8.77)		$ 9.31
Class T: Net Asset Value and redemption price per share ($2,089,341 ÷ 238,475 shares)		$ 8.76

Maximum offering price per share (100/96.50 of $8.76)		$ 9.08
Class B: Net Asset Value and offering price per share ($1,262,680 ÷ 144,232 shares)A		$ 8.75

Class C: Net Asset Value and offering price per share ($1,469,210 ÷ 167,761 shares)A		$ 8.76

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($36,197,605 ÷ 4,126,118 shares)		$ 8.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($931,247 ÷ 106,143 shares)		$ 8.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 75
Income from Fidelity Central Funds		948,452
Total income		948,527

Expenses
Management fee	$ 112,805
Transfer agent fees	33,993
Distribution fees	40,998
Accounting fees and expenses	11,167
Custodian fees and expenses	5,007
Independent trustees' compensation	88
Registration fees	59,383
Audit	61,436
Legal	1,856
Miscellaneous	1,028
Total expenses before reductions	327,761
Expense reductions	(113,093)	214,668
Net investment income (loss)		733,859
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17
Fidelity Central Funds	128,703
Futures contracts	(47,735)
Total net realized gain (loss)		80,985
Change in net unrealized appreciation (depreciation) on: Investment securities	3,295,362
Futures contracts	8,693
Total change in net unrealized appreciation (depreciation)		3,304,055
Net gain (loss)		3,385,040
Net increase (decrease) in net assets resulting from operations		$ 4,118,899

Statement of Changes in Net Assets

	Year ended September 30, 2009	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 733,859	$ 363,871
Net realized gain (loss)	80,985	(82,406)
Change in net unrealized appreciation (depreciation)	3,304,055	(2,749,725)
Net increase (decrease) in net assets resulting from operations	4,118,899	(2,468,260)
Distributions to shareholders from net investment income	(608,662)	(228,368)
Share transactions - net increase (decrease)	22,459,047	21,598,673
Total increase (decrease) in net assets	25,969,284	18,902,045

Net Assets
Beginning of period	18,902,045	-
End of period (including undistributed net investment income of $256,838 and undistributed net investment income of $131,642, respectively)	$ 44,871,329	$ 18,902,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.23
Net realized and unrealized gain (loss)	.34	(1.66)
Total from investment operations	.54	(1.43)
Distributions from net investment income	(.19)	(.15)
Net asset value, end of period	$ 8.77	$ 8.42
Total Return B, C, D	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.33%	1.91% A
Expenses net of fee waivers, if any	.90%	1.00% A
Expenses net of all reductions	.90%	1.00% A
Net investment income (loss)	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,921	$ 2,033
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.21
Net realized and unrealized gain (loss)	.35	(1.66)
Total from investment operations	.53	(1.45)
Distributions from net investment income	(.18)	(.14)
Net asset value, end of period	$ 8.76	$ 8.41
Total Return B, C, D	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15%	1.25% A
Expenses net of all reductions	1.15%	1.25% A
Net investment income (loss)	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,089	$ 1,840
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16
Net realized and unrealized gain (loss)	.35	(1.66)
Total from investment operations	.49	(1.50)
Distributions from net investment income	(.14)	(.10)
Net asset value, end of period	$ 8.75	$ 8.40
Total Return B, C, D	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	2.08%	2.64%A
Expenses net of fee waivers, if any	1.65%	1.77%A
Expenses net of all reductions	1.65%	1.77%A
Net investment income (loss)	1.87%	1.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,263	$ 1,378
Portfolio turnover rate F	27%	1%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.16
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.48	(1.49)
Distributions from net investment income	(.13)	(.10)
Net asset value, end of period	$ 8.76	$ 8.41
Total Return B, C, D	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65%	1.76% A
Expenses net of all reductions	1.65%	1.76% A
Net investment income (loss)	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,469	$ 1,384
Portfolio turnover rate F	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 40%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.25
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.56	(1.40)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 8.77	$ 8.43
Total Return B, C	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.05%	1.68% A
Expenses net of fee waivers, if any	.65%	.72% A
Expenses net of all reductions	.64%	.72% A
Net investment income (loss)	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,198	$ 10,929
Portfolio turnover rate E	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.25
Net realized and unrealized gain (loss)	.34	(1.65)
Total from investment operations	.56	(1.40)
Distributions from net investment income	(.22)	(.17)
Net asset value, end of period	$ 8.77	$ 8.43
Total Return B, C	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.07%	1.63% A
Expenses net of fee waivers, if any	.65%	.76% A
Expenses net of all reductions	.65%	.76% A
Net investment income (loss)	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 931	$ 1,339
Portfolio turnover rate E	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.4
Procter & Gamble Co.	0.5	0.7
Google, Inc. Class A	0.6	0.4
Pfizer, Inc.	0.5	0.2
Microsoft Corp.	0.4	0.4
CVS Caremark Corp.	0.4	0.5
Charles Schwab Corp.	0.4	0.0
PepsiCo, Inc.	0.4	0.5
CME Group, Inc.	0.4	0.2
AT&T, Inc.	0.4	0.2
	4.8
Top Five Bond Issuers as of September 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.6	12.5
U.S. Treasury Obligations	10.5	5.1
Freddie Mac	1.7	2.0
Government National Mortgage Association	0.4	2.1
JPMorgan Chase Capital XX	0.4	0.4
	24.6
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 51.0%	Stock Class and Equity Futures 49.7%
Bond Class 44.1%	Bond Class 46.2%
Short-Term Class 4.9%	Short-Term Class 4.1%

Asset Allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	9.0
Fidelity Financials Central Fund	6.7
Fidelity Health Care Central Fund	5.9
Fidelity Industrials Central Fund	5.4
Fidelity Energy Central Fund	5.1
Fidelity Consumer Discretionary Central Fund	4.6
Fidelity Consumer Staples Central Fund	4.6
Fidelity International Equity Central Fund	4.2
Fidelity Materials Central Fund	2.1
Fidelity Telecom Services Central Fund	1.6
Fidelity Utilities Central Fund	1.6
Fidelity Emerging Markets Equity Central Fund	1.1
Total Equity Central Funds	51.9
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	40.2
Total Fixed-Income Central Funds	45.2
Money Market Central Funds	2.9
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 15.8% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 50%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 51.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,029,232	$ 279,022,577
Fidelity Consumer Staples Central Fund (b)	2,460,441	280,859,348
Fidelity Emerging Markets Equity Central Fund (b)	406,259	68,820,196
Fidelity Energy Central Fund (b)	3,085,999	305,884,194
Fidelity Financials Central Fund (b)	6,988,302	406,649,295
Fidelity Health Care Central Fund (b)	3,550,643	358,614,937
Fidelity Industrials Central Fund (b)	3,219,787	327,227,002
Fidelity Information Technology Central Fund (b)	4,427,896	544,365,539
Fidelity International Equity Central Fund (b)	3,945,473	256,653,011
Fidelity Materials Central Fund (b)	1,001,691	126,132,911
Fidelity Telecom Services Central Fund (b)	960,011	95,578,669
Fidelity Utilities Central Fund (b)	1,082,411	95,566,059
TOTAL EQUITY CENTRAL FUNDS (Cost $3,360,316,375)		3,145,373,738
Fixed-Income Central Funds - 45.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	786,110	71,402,355
Fidelity High Income Central Fund 1 (b)	2,609,210	230,888,991
TOTAL HIGH YIELD FIXED-INCOME FUNDS		302,291,346
Investment Grade Fixed-Income Funds - 40.2%
Fidelity Tactical Income Central Fund (b)	25,772,766	2,437,845,914
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,788,750,133)		2,740,137,260
Money Market Central Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	49,432,131	$ 49,432,131
Fidelity Money Market Central Fund, 0.60% (a)	126,013,442	126,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $175,445,573)		175,445,573
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,324,512,081)	6,060,956,571
NET OTHER ASSETS - 0.0%	(1,542,421)
NET ASSETS - 100%	$ 6,059,414,150
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 464,023
Fidelity Consumer Discretionary Central Fund	4,215,855
Fidelity Consumer Staples Central Fund	7,075,528
Fidelity Emerging Markets Equity Central Fund	1,049,697
Fidelity Energy Central Fund	3,019,057
Fidelity Financials Central Fund	9,222,939
Fidelity Floating Rate Central Fund	6,828,917
Fidelity Health Care Central Fund	4,418,293
Fidelity High Income Central Fund 1	16,409,991
Fidelity Industrials Central Fund	5,924,860
Fidelity Information Technology Central Fund	3,624,660
Fidelity International Equity Central Fund	6,192,750
Fidelity Materials Central Fund	1,919,595
Fidelity Money Market Central Fund	2,740,511
Fidelity Tactical Income Central Fund	111,942,431
Fidelity Telecom Services Central Fund	1,707,733
Fidelity Utilities Central Fund	3,589,225
Total	$ 190,346,065
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 21,117,173	$ 33,091,644	$ 279,022,577	53.9%
Fidelity Consumer Staples Central Fund	295,622,548	23,544,674	34,680,458	280,859,348	54.0%
Fidelity Emerging Markets Equity Central Fund	-	50,554,550	13,711,909	68,820,196	37.9%
Fidelity Energy Central Fund	314,002,263	59,506,751	38,198,317	305,884,194	53.1%
Fidelity Financials Central Fund	457,855,099	42,983,016	37,439,314	406,649,295	52.7%
Fidelity Floating Rate Central Fund	196,167,573	6,857,895	118,525,861	71,402,355	2.4%
Fidelity Health Care Central Fund	369,027,997	28,522,552	42,011,830	358,614,937	53.4%
Fidelity High Income Central Fund 1	122,947,937	89,937,301	2,846,909	230,888,991	45.4%
Fidelity Industrials Central Fund	345,077,478	36,996,811	42,160,881	327,227,002	54.4%
Fidelity Information Technology Central Fund	430,011,894	55,816,417	60,444,300	544,365,539	54.1%
Fidelity International Equity Central Fund	267,067,885	6,675,795	7,232,349	256,653,011	40.0%
Fidelity Materials Central Fund	104,784,844	15,974,799	13,584,556	126,132,911	55.0%
Fidelity Tactical Income Central Fund	2,390,712,422	334,181,062	401,233,861	2,437,845,914	55.4%
Fidelity Telecom Services Central Fund	86,521,154	9,116,697	10,946,734	95,578,669	55.0%
Fidelity Utilities Central Fund	105,514,101	8,993,666	12,787,499	95,566,059	53.0%
Total	$ 5,778,330,123	$ 790,779,159	$ 868,896,422	$ 5,885,510,998
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	24.2%
AAA,AA,A	8.9%
BBB	7.9%
BB	3.0%
B	2.1%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.2%
Equities	50.8%
Short-Term Investments and Net Other Assets	2.2%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	84.2%
United Kingdom	1.8%
Switzerland	1.5%
Bermuda	1.3%
Canada	1.1%
Others (individually less than 1%)	10.1%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $544,429,664 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $471,148,356 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investments in securities, at value (cost $6,324,512,081) - See accompanying schedule:		$ 6,060,956,571
Receivable for investments sold		2,532,471
Receivable for fund shares sold		3,637,725
Distributions receivable from Fidelity Central Funds		10,407,884
Prepaid expenses		29,850
Other receivables		195,210
Total assets		6,077,759,711

Liabilities
Payable for investments purchased	$ 10,886,559
Payable for fund shares redeemed	3,581,999
Accrued management fee	2,552,053
Transfer agent fee payable	957,569
Distribution fees payable	19,489
Other affiliated payables	122,673
Other payables and accrued expenses	225,219
Total liabilities		18,345,561

Net Assets		$ 6,059,414,150
Net Assets consist of:
Paid in capital		$ 6,814,868,526
Undistributed net investment income		31,105,092
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(523,003,958)
Net unrealized appreciation (depreciation) on investments		(263,555,510)
Net Assets		$ 6,059,414,150

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,521,634 ÷ 1,893,435 shares)		$ 13.48

Maximum offering price per share (100/94.25 of $13.48)		$ 14.30
Class T: Net Asset Value and redemption price per share ($10,950,329 ÷ 812,987 shares)		$ 13.47

Maximum offering price per share (100/96.50 of $13.47)		$ 13.96
Class B: Net Asset Value and offering price per share ($3,492,784 ÷ 259,960 shares)A		$ 13.44

Class C: Net Asset Value and offering price per share ($8,934,598 ÷ 665,589 shares)A		$ 13.42

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,008,085,981 ÷ 444,611,136 shares)		$ 13.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,428,824 ÷ 179,869 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 10,941
Income from Fidelity Central Funds		190,346,065
Total income		190,357,006

Expenses
Management fee	$ 27,008,211
Transfer agent fees	11,758,255
Distribution fees	143,274
Accounting and security lending fees	1,376,748
Custodian fees and expenses	5,062
Independent trustees' compensation	20,831
Depreciation in deferred trustee compensation account	(3,047)
Registration fees	103,387
Audit	63,577
Legal	48,581
Interest	1,327
Miscellaneous	259,937
Total expenses before reductions	40,786,143
Expense reductions	(290,343)	40,495,800
Net investment income (loss)		149,861,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,338,355
Fidelity Central Funds	(73,806,596)
Foreign currency transactions	(352,959)
Futures contracts	(35,226,589)
Total net realized gain (loss)		(80,047,789)
Change in net unrealized appreciation (depreciation) on: Investment securities	259,085,538
Futures contracts	6,392,238
Total change in net unrealized appreciation (depreciation)		265,477,776
Net gain (loss)		185,429,987
Net increase (decrease) in net assets resulting from operations		$ 335,291,193

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 149,861,206	$ 213,491,172
Net realized gain (loss)	(80,047,789)	(58,382,609)
Change in net unrealized appreciation (depreciation)	265,477,776	(1,461,977,490)
Net increase (decrease) in net assets resulting from operations	335,291,193	(1,306,868,927)
Distributions to shareholders from net investment income	(178,694,512)	(239,866,976)
Distributions to shareholders from net realized gain	(4,660,918)	(556,509,728)
Total distributions	(183,355,430)	(796,376,704)
Share transactions - net increase (decrease)	(414,536,080)	(541,463,365)
Total increase (decrease) in net assets	(262,600,317)	(2,644,708,996)

Net Assets
Beginning of period	6,322,014,467	8,966,723,463
End of period (including undistributed net investment income of $31,105,092 and undistributed net investment income of $64,010,831, respectively)	$ 6,059,414,150	$ 6,322,014,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.30	.36	.43
Net realized and unrealized gain (loss)	.60	(2.96)	1.45
Total from investment operations	.90	(2.60)	1.88
Distributions from net investment income	(.36)	(.43)	(.47)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	1.02%	.99%	1.01% A
Expenses net of all reductions	1.01%	.98%	1.00% A
Net investment income (loss)	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.27	.33	.39
Net realized and unrealized gain (loss)	.60	(2.96)	1.46
Total from investment operations	.87	(2.63)	1.85
Distributions from net investment income	(.33)	(.39)	(.46)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.28%	1.23%	1.23% A
Net investment income (loss)	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21	.24	.30
Net realized and unrealized gain (loss)	.60	(2.96)	1.46
Total from investment operations	.81	(2.72)	1.76
Distributions from net investment income	(.27)	(.29)	(.41)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.84%	1.79%	1.78% A
Net investment income (loss)	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.21	.25	.31
Net realized and unrealized gain (loss)	.59	(2.95)	1.45
Total from investment operations	.80	(2.70)	1.76
Distributions from net investment income	(.27)	(.30)	(.43)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.81%	1.76%	1.74% A
Net investment income (loss)	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 50%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Income from Investment Operations
Net investment income (loss) B	.33	.41	.49	.45	.41 D
Net realized and unrealized gain (loss)	.60	(2.97)	1.41	.73	.69
Total from investment operations	.93	(2.56)	1.90	1.18	1.10
Distributions from net investment income	(.38)	(.47)	(.50)	(.45)	(.40)
Distributions from net realized gain	(.01)	(1.10)	(.90)	(.41)	-
Total distributions	(.39)	(1.57)	(1.40)	(.86)	(.40)
Net asset value, end of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Total Return A	7.78%	(16.34)%	12.02%	7.50%	7.15%
Ratios to Average Net Assets E
Expenses before reductions	.77%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.77%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.77%	.70%	.70%	.71%	.72%
Net investment income (loss)	2.85%	2.74%	2.93%	2.79%	2.55% D
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947
Portfolio turnover rate C	15%	8%	12%	65% F	32% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.34	.42	.48
Net realized and unrealized gain (loss)	.59	(2.98)	1.46
Total from investment operations	.93	(2.56)	1.94
Distributions from net investment income	(.39)	(.48)	(.50)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.69%	.67%	.72% A
Expenses net of all reductions	.69%	.67%	.72% A
Net investment income (loss)	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	15%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.4
Procter & Gamble Co.	0.6	0.8
Google, Inc. Class A	0.6	0.4
Pfizer, Inc.	0.5	0.3
Charles Schwab Corp.	0.5	0.0
CVS Caremark Corp.	0.5	0.4
Microsoft Corp.	0.5	0.4
CME Group, Inc.	0.4	0.2
Morgan Stanley	0.4	0.1
Covidien PLC	0.4	0.0
	5.2
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 59.3%	Stock Class and Equity Futures 57.6%
Bond Class 37.0%	Bond Class 37.7%
Short-Term Class 3.7%	Short-Term Class 4.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	9.4
Fidelity Financials Central Fund	8.0
Fidelity International Equity Central Fund	8.0
Fidelity Health Care Central Fund	6.6
Fidelity Energy Central Fund	5.7
Fidelity Industrials Central Fund	5.5
Fidelity Consumer Discretionary Central Fund	5.1
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	2.0
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.9
Fidelity Telecom Services Central Fund	1.4
Total Equity Central Funds	60.5
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.9
Investment Grade Fixed-Income Funds	33.0
Total Fixed-Income Central Funds	37.9
Money Market Central Funds	1.6
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 20.8% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 60%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 60.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	36,132	$ 3,328,127
Fidelity Consumer Staples Central Fund (a)	28,697	3,275,772
Fidelity Emerging Markets Equity Central Fund (a)	7,775	1,317,003
Fidelity Energy Central Fund (a)	37,657	3,732,559
Fidelity Financials Central Fund (a)	90,259	5,252,184
Fidelity Health Care Central Fund (a)	42,801	4,322,878
Fidelity Industrials Central Fund (a)	35,710	3,629,170
Fidelity Information Technology Central Fund (a)	49,908	6,135,680
Fidelity International Equity Central Fund (a)	80,036	5,206,373
Fidelity Materials Central Fund (a)	10,007	1,260,092
Fidelity Telecom Services Central Fund (a)	9,413	937,166
Fidelity Utilities Central Fund (a)	14,050	1,240,459
TOTAL EQUITY CENTRAL FUNDS (Cost $38,456,565)		39,637,463
Fixed-Income Central Funds - 37.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (a)	8,325	756,173
Fidelity High Income Central Fund 1 (a)	27,774	2,457,724
TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,213,897
Investment Grade Fixed-Income Funds - 33.0%
Fidelity Tactical Income Central Fund (a)	228,009	21,567,412
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $23,876,290)		24,781,309
Money Market Central Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $1,025,366)	1,025,366	$ 1,025,366
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $63,358,221)	65,444,138
NET OTHER ASSETS - 0.0%	29,708
NET ASSETS - 100%	$ 65,473,846
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,601
Fidelity Consumer Discretionary Central Fund	29,828
Fidelity Consumer Staples Central Fund	52,342
Fidelity Emerging Markets Equity Central Fund	13,764
Fidelity Energy Central Fund	23,471
Fidelity Financials Central Fund	61,886
Fidelity Floating Rate Central Fund	31,367
Fidelity Health Care Central Fund	30,379
Fidelity High Income Central Fund 1	107,281
Fidelity Industrials Central Fund	40,685
Fidelity Information Technology Central Fund	26,780
Fidelity International Equity Central Fund	84,475
Fidelity Materials Central Fund	12,783
Fidelity Tactical Income Central Fund	551,185
Fidelity Telecom Services Central Fund	11,456
Fidelity Utilities Central Fund	28,377
Total	$ 1,117,660
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 1,818,798	$ 362,689	$ 3,328,127	0.6%
Fidelity Consumer Staples Central Fund	1,635,731	1,965,471	523,505	3,275,772	0.6%
Fidelity Emerging Markets Equity Central Fund	-	1,083,164	184,190	1,317,003	0.7%
Fidelity Energy Central Fund	1,737,408	2,378,238	600,039	3,732,559	0.6%
Fidelity Financials Central Fund	2,533,356	3,020,645	621,956	5,252,184	0.7%
Fidelity Floating Rate Central Fund	599,148	502,516	397,331	756,173	0.0%
Fidelity Health Care Central Fund	2,041,880	2,509,422	588,425	4,322,878	0.6%
Fidelity High Income Central Fund 1	376,783	1,984,375	146,926	2,457,724	0.5%
Fidelity Industrials Central Fund	1,909,359	1,976,806	514,964	3,629,170	0.6%
Fidelity Information Technology Central Fund	2,379,293	3,022,499	633,418	6,135,680	0.6%
Fidelity International Equity Central Fund	1,762,191	3,441,483	450,735	5,206,373	0.8%
Fidelity Materials Central Fund	579,741	593,182	137,516	1,260,092	0.5%
Fidelity Tactical Income Central Fund	8,688,176	16,279,121	4,514,601	21,567,412	0.5%
Fidelity Telecom Services Central Fund	478,691	472,131	132,770	937,166	0.5%
Fidelity Utilities Central Fund	583,808	750,799	126,893	1,240,459	0.7%
Total	$ 26,926,808	$ 41,798,650	$ 9,935,958	$ 64,418,772
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.8%
AAA,AA,A	7.3%
BBB	6.5%
BB	2.7%
B	2.1%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.2%
Equities	59.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	79.2%
United Kingdom	2.7%
Switzerland	1.9%
Japan	1.5%
Bermuda	1.3%
Canada	1.2%
China	1.0%
Netherlands	1.0%
Others (individually less than 1%)	10.2%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $1,075,548 of which $76,825 and $998,723 will expire on September 30, 2016 and September 30, 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $1,162,635 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $63,358,221) - See accompanying schedule:		$ 65,444,138
Receivable for fund shares sold		456,989
Distributions receivable from Fidelity Central Funds		92,258
Prepaid expenses		289
Receivable from investment adviser for expense reductions		40,517
Other receivables		271
Total assets		66,034,462

Liabilities
Payable for investments purchased	$ 458,510
Payable for fund shares redeemed	15,696
Accrued management fee	29,387
Distribution fees payable	5,511
Other affiliated payables	11,751
Other payables and accrued expenses	39,761
Total liabilities		560,616

Net Assets		$ 65,473,846
Net Assets consist of:
Paid in capital		$ 63,802,175
Undistributed net investment income		626,213
Accumulated undistributed net realized gain (loss) on investments		(1,040,459)
Net unrealized appreciation (depreciation) on investments		2,085,917
Net Assets		$ 65,473,846

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,043,685 ÷ 718,274 shares)		$ 8.41

Maximum offering price per share (100/94.25 of $8.41)		$ 8.92
Class T: Net Asset Value and redemption price per share ($3,537,055 ÷ 421,945 shares)		$ 8.38

Maximum offering price per share (100/96.50 of $8.38)		$ 8.68
Class B: Net Asset Value and offering price per share ($1,529,045 ÷ 182,696 shares)A		$ 8.37

Class C: Net Asset Value and offering price per share ($2,056,668 ÷ 245,846 shares)A		$ 8.37

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($51,463,751 ÷ 6,103,522 shares)		$ 8.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($843,642 ÷ 100,050 shares)		$ 8.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 148
Income from Fidelity Central Funds		1,117,660
Total income		1,117,808

Expenses
Management fee	$ 193,551
Transfer agent fees	81,780
Distribution fees	45,912
Accounting fees and expenses	14,351
Custodian fees and expenses	5,127
Independent trustees' compensation	111
Registration fees	67,369
Audit	61,443
Legal	106
Miscellaneous	1,826
Total expenses before reductions	471,576
Expense reductions	(136,023)	335,553
Net investment income (loss)		782,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	161
Fidelity Central Funds	(729,944)
Futures contracts	(119,603)
Total net realized gain (loss)		(849,386)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,359,183
Futures contracts	21,732
Total change in net unrealized appreciation (depreciation)		6,380,915
Net gain (loss)		5,531,529
Net increase (decrease) in net assets resulting from operations		$ 6,313,784

Statement of Changes in Net Assets

	Year ended September 30, 2009	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 782,255	$ 304,088
Net realized gain (loss)	(849,386)	(226,652)
Change in net unrealized appreciation (depreciation)	6,380,915	(4,294,998)
Net increase (decrease) in net assets resulting from operations	6,313,784	(4,217,562)
Distributions to shareholders from net investment income	(387,880)	(36,701)
Share transactions - net increase (decrease)	29,464,827	34,337,378
Total increase (decrease) in net assets	35,390,731	30,083,115

Net Assets
Beginning of period	30,083,115	-
End of period (including undistributed net investment income of $626,213 and undistributed net investment income of $231,837, respectively)	$ 65,473,846	$ 30,083,115

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15	.17
Net realized and unrealized gain (loss)	.41	(2.18)
Total from investment operations	.56	(2.01)
Distributions from net investment income	(.10)	(.04)
Net asset value, end of period	$ 8.41	$ 7.95
Total Return B,C,D	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10%	1.16%A
Expenses net of all reductions	1.09%	1.16%A
Net investment income (loss)	2.15%	1.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,044	$ 3,135
Portfolio turnover rateF	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.15
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.55	(2.04)
Distributions from net investment income	(.10)	(.03)
Net asset value, end of period	$ 8.38	$ 7.93
Total Return B,C,D	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35%	1.42% A
Expenses net of all reductions	1.34%	1.42% A
Net investment income (loss)	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,537	$ 1,228
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.52	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 8.37	$ 7.90
Total Return B,C,D	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85%	1.92% A
Expenses net of all reductions	1.84%	1.92% A
Net investment income (loss)	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,529	$ 1,074
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.52	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 8.37	$ 7.90
Total Return B,C,D	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85%	1.91% A
Expenses net of all reductions	1.84%	1.91% A
Net investment income (loss)	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,057	$ 1,643
Portfolio turnover rate F	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 60%

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.19
Net realized and unrealized gain (loss)	.42	(2.18)
Total from investment operations	.59	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 8.43	$ 7.96
Total Return B,C	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.22%	1.87% A
Expenses net of fee waivers, if any	.85%	.89% A
Expenses net of all reductions	.84%	.89% A
Net investment income (loss)	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,464	$ 22,212
Portfolio turnover rate E	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.20
Net realized and unrealized gain (loss)	.42	(2.19)
Total from investment operations	.59	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 8.43	$ 7.96
Total Return B,C	7.81%	(20.03)%
Ratios to Average Net AssetsG
Expenses before reductions	1.21%	1.86% A
Expenses net of fee waivers, if any	.85%	.94% A
Expenses net of all reductions	.84%	.93% A
Net investment income (loss)	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 844	$ 792
Portfolio turnover rate E	29%	4%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.0	0.5
Procter & Gamble Co.	0.7	1.0
Google, Inc. Class A	0.7	0.5
Pfizer, Inc.	0.6	0.3
Microsoft Corp.	0.6	0.5
CVS Caremark Corp.	0.5	0.5
Charles Schwab Corp.	0.5	0.0
Covidien PLC	0.4	0.0
CME Group, Inc.	0.5	0.2
PepsiCo, Inc.	0.5	0.6
	6.0
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stock Class and Equity Futures 70.1%	Stock Class and Equity Futures 68.6%
Bond Class 26.5%	Bond Class 28.6%
Short-Term Class 3.4%	Short-Term Class 2.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	11.6
Fidelity Financials Central Fund	8.9
Fidelity International Equity Central Fund	8.4
Fidelity Health Care Central Fund	7.8
Fidelity Industrials Central Fund	7.0
Fidelity Energy Central Fund	6.7
Fidelity Consumer Staples Central Fund	6.1
Fidelity Consumer Discretionary Central Fund	6.0
Fidelity Materials Central Fund	2.6
Fidelity Emerging Markets Equity Central Fund	2.2
Fidelity Utilities Central Fund	2.1
Fidelity Telecom Services Central Fund	2.0
Total Equity Central Funds	71.4
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.9
Investment Grade Fixed-Income Funds	22.3
Total Fixed-Income Central Funds	27.2
Money Market Central Funds	1.4
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 22.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 70%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 71.4%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,587,920	$ 146,263,309
Fidelity Consumer Staples Central Fund (b)	1,291,253	147,396,511
Fidelity Emerging Markets Equity Central Fund (b)	313,516	53,109,628
Fidelity Energy Central Fund (b)	1,641,979	162,752,963
Fidelity Financials Central Fund (b)	3,722,975	216,639,893
Fidelity Health Care Central Fund (b)	1,877,334	189,610,749
Fidelity Industrials Central Fund (b)	1,672,593	169,985,596
Fidelity Information Technology Central Fund (b)	2,304,160	283,273,466
Fidelity International Equity Central Fund (b)	3,139,904	204,250,748
Fidelity Materials Central Fund (b)	508,537	64,035,028
Fidelity Telecom Services Central Fund (b)	488,908	48,675,698
Fidelity Utilities Central Fund (b)	574,868	50,755,053
TOTAL EQUITY CENTRAL FUNDS (Cost $1,986,597,980)		1,736,748,642
Fixed-Income Central Funds - 27.2%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	313,951	28,516,136
Fidelity High Income Central Fund 1 (b)	1,011,702	89,525,548
TOTAL HIGH YIELD FIXED-INCOME FUNDS		118,041,684
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Tactical Income Central Fund (b)	5,748,818	543,780,680
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $676,169,058)		661,822,364
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (a)	23,467,063	$ 23,467,063
Fidelity Money Market Central Fund, 0.60% (a)	12,056,119	12,056,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $35,523,182)		35,523,182
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,698,290,220)	2,434,094,188
NET OTHER ASSETS - 0.0%	(456,440)
NET ASSETS - 100%	$ 2,433,637,748
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 199,470
Fidelity Consumer Discretionary Central Fund	2,159,424
Fidelity Consumer Staples Central Fund	3,628,414
Fidelity Emerging Markets Equity Central Fund	571,197
Fidelity Energy Central Fund	1,561,087
Fidelity Financials Central Fund	4,719,488
Fidelity Floating Rate Central Fund	2,710,444
Fidelity Health Care Central Fund	2,275,378
Fidelity High Income Central Fund 1	6,151,502
Fidelity Industrials Central Fund	3,048,386
Fidelity Information Technology Central Fund	1,860,873
Fidelity International Equity Central Fund	5,047,251
Fidelity Materials Central Fund	978,911
Fidelity Money Market Central Fund	78,280
Fidelity Tactical Income Central Fund	24,125,450
Fidelity Telecom Services Central Fund	870,788
Fidelity Utilities Central Fund	1,857,703
Total	$ 61,844,046
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 3,268,653	$ 12,674,988	$ 146,263,309	28.3%
Fidelity Consumer Staples Central Fund	159,972,498	3,921,158	13,622,565	147,396,511	28.3%
Fidelity Emerging Markets Equity Central Fund	-	37,188,519	152,680	53,109,628	29.2%
Fidelity Energy Central Fund	169,988,020	25,045,736	14,586,834	162,752,963	28.3%
Fidelity Financials Central Fund	247,762,683	16,123,412	15,161,703	216,639,893	28.1%
Fidelity Floating Rate Central Fund	79,120,080	5,398,915	50,071,376	28,516,136	1.0%
Fidelity Health Care Central Fund	199,695,136	5,101,702	15,566,287	189,610,749	28.2%
Fidelity High Income Central Fund 1	49,300,279	32,892,896	509,694	89,525,548	17.6%
Fidelity Industrials Central Fund	186,734,449	10,436,485	17,757,347	169,985,596	28.3%
Fidelity Information Technology Central Fund	232,695,598	17,589,970	24,956,058	283,273,466	28.2%
Fidelity International Equity Central Fund	213,497,810	6,312,951	9,136,396	204,250,748	31.9%
Fidelity Materials Central Fund	56,702,977	5,615,014	6,792,060	64,035,028	27.9%
Fidelity Tactical Income Central Fund	500,674,871	93,039,043	75,374,963	543,780,680	12.4%
Fidelity Telecom Services Central Fund	46,819,800	2,380,481	5,488,782	48,675,698	28.0%
Fidelity Utilities Central Fund	57,097,620	2,633,055	5,399,221	50,755,053	28.1%
Total	$ 2,358,624,392	$ 266,947,990	$ 267,250,954	$ 2,398,571,006
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	5.0%
BBB	4.4%
BB	2.4%
B	2.0%
CCC,CC,C	0.7%
D	0.0%*
Not Rated	0.2%
Equities	70.3%
Short-Term Investments and Net Other Assets	1.6%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	77.8%
United Kingdom	3.0%
Switzerland	2.2%
Japan	1.6%
Bermuda	1.4%
China	1.2%
Netherlands	1.2%
France	1.0%
Others (individually less than 1%)	10.6%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $408,374,215 of which $99,963,409 and $308,410,806 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $277,136,959 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investments in securities, at value (cost $2,698,290,220) - See accompanying schedule:		$ 2,434,094,188
Receivable for investments sold		1,067,550
Receivable for fund shares sold		3,098,864
Distributions receivable from Fidelity Central Funds		2,609,604
Prepaid expenses		11,816
Other receivables		61,958
Total assets		2,440,943,980

Liabilities
Payable for investments purchased	$ 3,420,288
Payable for fund shares redeemed	2,086,584
Accrued management fee	1,119,902
Transfer agent fee payable	429,475
Distribution fees payable	81,393
Other affiliated payables	77,307
Other payables and accrued expenses	91,283
Total liabilities		7,306,232

Net Assets		$ 2,433,637,748
Net Assets consist of:
Paid in capital		$ 2,957,877,976
Undistributed net investment income		30,469,293
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(290,514,142)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(264,195,379)
Net Assets		$ 2,433,637,748

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($88,969,208 ÷ 6,383,262 shares)		$ 13.94

Maximum offering price per share (100/94.25 of $13.94)		$ 14.79
Class T: Net Asset Value and redemption price per share ($46,623,929 ÷ 3,351,294 shares)		$ 13.91

Maximum offering price per share (100/96.50 of $13.91)		$ 14.41
Class B: Net Asset Value and offering price per share ($18,407,214 ÷ 1,328,069 shares)A		$ 13.86

Class C: Net Asset Value and offering price per share ($34,632,784 ÷ 2,498,411 shares)A		$ 13.86

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,214,929,112 ÷ 158,557,795 shares)		$ 13.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,075,501 ÷ 2,153,113 shares)		$ 13.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 6,934
Income from Fidelity Central Funds		61,844,046
Total income		61,850,980

Expenses
Management fee	$ 11,390,699
Transfer agent fees	5,151,165
Distribution fees	844,028
Accounting fees and expenses	781,924
Custodian fees and expenses	5,269
Independent trustees' compensation	7,918
Depreciation in deferred trustee compensation account	(761)
Registration fees	235,685
Audit	67,761
Legal	26,601
Miscellaneous	128,455
Total expenses before reductions	18,638,744
Expense reductions	(223,186)	18,415,558
Net investment income (loss)		43,435,422
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,607,742
Fidelity Central Funds	(41,556,458)
Foreign currency transactions	524
Futures contracts	(13,233,029)
Total net realized gain (loss)		(40,181,221)
Change in net unrealized appreciation (depreciation) on: Investment securities	81,790,326
Assets and liabilities in foreign currencies	(225)
Futures contracts	2,377,530
Total change in net unrealized appreciation (depreciation)		84,167,631
Net gain (loss)		43,986,410
Net increase (decrease) in net assets resulting from operations		$ 87,421,832

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,435,422	$ 58,379,001
Net realized gain (loss)	(40,181,221)	(21,106,617)
Change in net unrealized appreciation (depreciation)	84,167,631	(689,432,540)
Net increase (decrease) in net assets resulting from operations	87,421,832	(652,160,156)
Distributions to shareholders from net investment income	(54,439,794)	(72,024,349)
Distributions to shareholders from net realized gain	-	(3,513,384)
Total distributions	(54,439,794)	(75,537,733)
Share transactions - net increase (decrease)	(97,287,296)	(36,451,983)
Total increase (decrease) in net assets	(64,305,258)	(764,149,872)

Net Assets
Beginning of period	2,497,943,006	3,262,092,878
End of period (including undistributed net investment income of $30,469,293 and undistributed net investment income of $41,473,665, respectively)	$ 2,433,637,748	$ 2,497,943,006

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.22	- J
Net realized and unrealized gain (loss)	.40	(.52)
Total from investment operations	.62	(.52)
Distributions from net investment income	(.30)	-
Net asset value, end of period	$ 13.94	$ 13.62
Total Return B,C,D	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.19%	1.31% A
Expenses net of fee waivers, if any	1.19%	1.25% A
Expenses net of all reductions	1.18%	1.24% A
Net investment income (loss)	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,969	$ 89,034
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.19	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.58	(.52)
Distributions from net investment income	(.29)	-
Net asset value, end of period	$ 13.91	$ 13.62
Total Return B,C,D	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.44%	1.56% A
Expenses net of fee waivers, if any	1.44%	1.50% A
Expenses net of all reductions	1.43%	1.49% A
Net investment income (loss)	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,624	$ 52,478
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.52	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 13.86	$ 13.62
Total Return B,C,D	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95%	2.06% A
Expenses net of fee waivers, if any	1.95%	2.00% A
Expenses net of all reductions	1.94%	1.99% A
Net investment income (loss)	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,407	$ 23,526
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Years ended September 30,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.13	- J
Net realized and unrealized gain (loss)	.39	(.52)
Total from investment operations	.52	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 13.86	$ 13.62
Total Return B,C,D	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92%	2.07% A
Expenses net of fee waivers, if any	1.92%	2.00% A
Expenses net of all reductions	1.91%	1.99% A
Net investment income (loss)	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,633	$ 37,762
Portfolio turnover rate F	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 70%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Income from Investment Operations
Net investment income (loss)B	.25	.33	.38	.34	.31 D
Net realized and unrealized gain (loss)	.41	(4.06)	1.97	.84	.85
Total from investment operations	.66	(3.73)	2.35	1.18	1.16
Distributions from net investment income	(.31)	(.41)	(.39)	(.29)	(.32)
Distributions from net realized gain	-	(.02)	-	(.01)	-
Total distributions	(.31)	(.43)	(.39)	(.30)	(.32)
Net asset value, end of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Total ReturnA	5.59%	(21.46)%	15.07%	7.98%	8.28%
Ratios to Average Net AssetsE
Expenses before reductions	.88%	.79%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.88%	.79%	.80%	.81%	.82%
Expenses net of all reductions	.86%	.78%	.78%	.79%	.80%
Net investment income (loss)	2.20%	2.07%	2.26%	2.20%	2.11% D
Supplemental Data
Net assets, end of period (in millions)	$ 2,215	$ 2,269	$ 3,262	$ 3,137	$ 3,284
Portfolio turnover rateC	13%	14%F	14%	82%G	37%G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend the ratio of net investment income (loss) to average net assets would have been 1.73%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss)D	.25	-I
Net realized and unrealized gain (loss)	.41	(.52)
Total from investment operations	.66	(.52)
Distributions from net investment income	(.31)	-
Net asset value, end of period	$ 13.97	$ 13.62
Total ReturnB,C	5.58%	(3.68)%
Ratios to Average Net AssetsG
Expenses before reductions	.90%	1.06% A
Expenses net of fee waivers, if any	.90%	1.00%A
Expenses net of all reductions	.89%	.99%A
Net investment income (loss)	2.17%	1.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,076	$ 25,717
Portfolio turnover rateE	13%	14%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.

Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	0.6
Procter & Gamble Co.	0.8	1.1
Google, Inc. Class A	0.8	0.6
Pfizer, Inc.	0.7	0.4
Charles Schwab Corp.	0.7	0.0
CVS Caremark Corp.	0.6	0.6
Microsoft Corp.	0.6	0.6
CME Group, Inc.	0.6	0.3
Morgan Stanley	0.6	0.1
Covidien PLC	0.5	0.0
	7.0
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stocks Class and Equity Futures 84.2%	Stocks Class and Equity Futures 83.2%
Bond Class 12.9%	Bond Class 14.3%
Short-Term Class 2.9%	Short-Term Class 2.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	13.2
Fidelity International Equity Central Fund	12.0
Fidelity Financials Central Fund	11.1
Fidelity Health Care Central Fund	9.1
Fidelity Energy Central Fund	7.9
Fidelity Industrials Central Fund	7.7
Fidelity Consumer Discretionary Central Fund	7.0
Fidelity Consumer Staples Central Fund	7.0
Fidelity Emerging Markets Equity Central Fund	3.2
Fidelity Materials Central Fund	2.8
Fidelity Utilities Central Fund	2.6
Fidelity Telecom Services Central Fund	2.2
Total Equity Central Funds	85.8
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.2
Investment Grade Fixed-Income Funds	8.1
Total Fixed-Income Central Funds	13.3
Money Market Central Funds	0.9
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 27.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Fidelity Asset Manager 85%

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Central Funds - 85.8%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	434,040	$ 39,979,382
Fidelity Consumer Staples Central Fund (a)	347,559	39,673,811
Fidelity Emerging Markets Equity Central Fund (a)	106,255	17,999,653
Fidelity Energy Central Fund (a)	451,624	44,764,935
Fidelity Financials Central Fund (a)	1,088,185	63,321,485
Fidelity Health Care Central Fund (a)	515,191	52,034,339
Fidelity Industrials Central Fund (a)	429,190	43,618,614
Fidelity Information Technology Central Fund (a)	609,008	74,871,388
Fidelity International Equity Central Fund (a)	1,048,862	68,228,457
Fidelity Materials Central Fund (a)	128,169	16,138,993
Fidelity Telecom Services Central Fund (a)	123,278	12,273,530
Fidelity Utilities Central Fund (a)	166,862	14,732,202
TOTAL EQUITY CENTRAL FUNDS (Cost $533,858,063)		487,636,789
Fixed-Income Central Funds - 13.3%

High Yield Fixed-Income Funds - 5.2%
Fidelity High Income Central Fund 1 (a)	331,872	29,367,333
Investment Grade Fixed-Income Funds - 8.1%
Fidelity Tactical Income Central Fund (a)	488,285	46,186,877
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $72,294,368)		75,554,210
Money Market Central Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $5,193,013)	5,193,013	$ 5,193,013
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $611,345,444)	568,384,012
NET OTHER ASSETS - 0.0%	158,909
NET ASSETS - 100%	$ 568,542,921
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77,032
Fidelity Consumer Discretionary Central Fund	497,022
Fidelity Consumer Staples Central Fund	843,175
Fidelity Emerging Markets Equity Central Fund	182,190
Fidelity Energy Central Fund	374,758
Fidelity Financials Central Fund	1,081,702
Fidelity Health Care Central Fund	522,727
Fidelity High Income Central Fund 1	2,028,072
Fidelity Industrials Central Fund	687,860
Fidelity Information Technology Central Fund	429,646
Fidelity International Equity Central Fund	1,532,918
Fidelity Materials Central Fund	220,729
Fidelity Tactical Income Central Fund	1,617,146
Fidelity Telecom Services Central Fund	197,837
Fidelity Utilities Central Fund	450,441
Total	$ 10,743,255
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 8,552,452	$ 1,521,243	$ 39,979,382	7.7%
Fidelity Consumer Staples Central Fund	32,650,885	8,408,732	1,715,881	39,673,811	7.6%
Fidelity Emerging Markets Equity Central Fund	-	13,516,353	483,413	17,999,653	9.9%
Fidelity Energy Central Fund	34,680,962	13,803,178	1,710,593	44,764,935	7.8%
Fidelity Financials Central Fund	50,569,247	18,903,853	1,798,466	63,321,485	8.2%
Fidelity Health Care Central Fund	40,758,469	12,105,856	2,566,368	52,034,339	7.7%
Fidelity High Income Central Fund 1	5,470,107	20,552,559	237,714	29,367,333	5.8%
Fidelity Industrials Central Fund	38,113,161	7,965,234	1,787,925	43,618,614	7.3%
Fidelity Information Technology Central Fund	47,494,035	14,156,899	2,206,603	74,871,388	7.4%
Fidelity International Equity Central Fund	59,185,813	9,122,538	774,093	68,228,457	10.6%
Fidelity Materials Central Fund	11,573,244	2,821,234	602,626	16,138,993	7.0%
Fidelity Tactical Income Central Fund	36,391,037	19,076,133	11,717,033	46,186,877	1.0%
Fidelity Telecom Services Central Fund	9,556,098	1,955,485	532,969	12,273,530	7.1%
Fidelity Utilities Central Fund	11,653,791	4,034,117	612,479	14,732,202	8.2%
Total	$ 410,460,020	$ 154,974,623	$ 28,267,406	$ 563,190,999
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.9%
AAA,AA,A	2.1%
BBB	1.3%
BB	2.3%
B	2.2%
CCC,CC,C	0.7%
Not Rated	0.0%*
Equities	84.4%
Short-Term Investments and Net Other Assets	2.1%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable. (Unaudited)
United States of America	72.4%
United Kingdom	3.7%
Switzerland	2.8%
Japan	2.2%
France	1.5%
China	1.4%
Germany	1.3%
Bermuda	1.3%
Netherlands	1.3%
Cayman Islands	1.1%
Ireland	1.0%
Others (individually less than 1%)	10.0%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $117,371,899 of which $36,329,826 and $81,042,073 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $50,387,129 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $611,345,444) - See accompanying schedule:		$ 568,384,012
Receivable for investments sold		246,049
Receivable for fund shares sold		1,148,510
Distributions receivable from Fidelity Central Funds		383,124
Prepaid expenses		2,665
Total assets		570,164,360

Liabilities
Payable for investments purchased	$ 807,530
Payable for fund shares redeemed	375,408
Accrued management fee	258,735
Transfer agent fee payable	117,326
Distribution fees payable	15,099
Other affiliated payables	17,960
Other payables and accrued expenses	29,381
Total liabilities		1,621,439

Net Assets		$ 568,542,921
Net Assets consist of:
Paid in capital		$ 691,333,262
Undistributed net investment income		4,914,856
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(84,748,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(42,956,480)
Net Assets		$ 568,542,921

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,506,089 ÷ 2,013,088 shares)		$ 11.18

Maximum offering price per share (100/94.25 of $11.18)		$ 11.86
Class T: Net Asset Value and redemption price per share ($5,490,604 ÷ 492,875 shares)		$ 11.14

Maximum offering price per share (100/96.50 of $11.14)		$ 11.54
Class B: Net Asset Value and offering price per share ($3,122,954 ÷ 281,479 shares)A		$ 11.09

Class C: Net Asset Value and offering price per share ($7,179,143 ÷ 648,110 shares)A		$ 11.08

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($528,720,341 ÷ 47,036,163 shares)		$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,523,790 ÷ 135,613 shares)		$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 1,681
Income from Fidelity Central Funds		10,743,255
Total income		10,744,936

Expenses
Management fee	$ 2,271,513
Transfer agent fees	1,212,855
Distribution fees	127,013
Accounting and security lending fees	156,628
Custodian fees and expenses	5,027
Independent trustees' compensation	1,458
Registration fees	90,112
Audit	67,822
Legal	2,527
Miscellaneous	34,673
Total expenses before reductions	3,969,628
Expense reductions	(40,635)	3,928,993
Net investment income (loss)		6,815,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	875,299
Fidelity Central Funds	(1,120,556)
Foreign currency transactions	(6,309)
Futures contracts	(5,201,232)
Total net realized gain (loss)		(5,452,798)
Change in net unrealized appreciation (depreciation) on: Investment securities	27,139,832
Assets and liabilities in foreign currencies	1,755
Futures contracts	934,495
Total change in net unrealized appreciation (depreciation)		28,076,082
Net gain (loss)		22,623,284
Net increase (decrease) in net assets resulting from operations		$ 29,439,227

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,815,943	$ 8,424,465
Net realized gain (loss)	(5,452,798)	(12,035,813)
Change in net unrealized appreciation (depreciation)	28,076,082	(147,035,741)
Net increase (decrease) in net assets resulting from operations	29,439,227	(150,647,089)
Distributions to shareholders from net investment income	(7,455,362)	(9,363,481)
Distributions to shareholders from net realized gain	-	(1,224,803)
Total distributions	(7,455,362)	(10,588,284)
Share transactions - net increase (decrease)	81,350,268	35,772,420
Total increase (decrease) in net assets	103,334,133	(125,462,953)

Net Assets
Beginning of period	465,208,788	590,671,741
End of period (including undistributed net investment income of $4,914,856 and undistributed net investment income of $5,554,274, respectively)	$ 568,542,921	$ 465,208,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.14	.17	.19
Net realized and unrealized gain (loss)	.27	(3.74)	2.05
Total from investment operations	.41	(3.57)	2.24
Distributions from net investment income	(.17)	(.23)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.17)	(.26)	(.22)
Net asset value, end of period	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.16%	1.12%	1.12% A
Net investment income (loss)	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class T

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.11	.13	.15
Net realized and unrealized gain (loss)	.27	(3.73)	2.06
Total from investment operations	.38	(3.60)	2.21
Distributions from net investment income	(.15)	(.20)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.15)	(.23)	(.22)
Net asset value, end of period	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.43%	1.37%	1.41% A
Net investment income (loss)	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.06	.06	.08
Net realized and unrealized gain (loss)	.28	(3.72)	2.07
Total from investment operations	.34	(3.66)	2.15
Distributions from net investment income	(.09)	(.16)	(.19)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.19)	(.21)
Net asset value, end of period	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.97%	1.92%	1.92% A
Net investment income (loss)	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

Financial Highlights - Class C

Years ended September 30,

2009

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.07	.07	.08
Net realized and unrealized gain (loss)	.28	(3.71)	2.06
Total from investment operations	.35	(3.64)	2.14
Distributions from net investment income	(.09)	(.18)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.21)	(.22)
Net asset value, end of period	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.93%	1.89%	1.90% A
Net investment income (loss)	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Asset Manager 85%

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Income from Investment Operations
Net investment income (loss) B	.16	.20	.23	.18	.06 D
Net realized and unrealized gain (loss)	.27	(3.76)	2.02	.98	1.40
Total from investment operations	.43	(3.56)	2.25	1.16	1.46
Distributions from net investment income	(.18)	(.23)	(.21)	(.06)	(.06)
Distributions from net realized gain	-	(.03)	(.02)	-	-
Total distributions	(.18)	(.26)	(.23)	(.06)	(.06)
Net asset value, end of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Total Return A	4.54%	(24.43)%	17.77%	9.95%	14.22%
Ratios to Average Net Assets E
Expenses before reductions	.95%	.87%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.95%	.87%	.87%	.91%	.92%
Expenses net of all reductions	.94%	.86%	.86%	.87%	.89%
Net investment income (loss)	1.72%	1.54%	1.62%	1.50%	.53% D
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,720	$ 440,040	$ 576,458	$ 448,831	$ 403,221
Portfolio turnover rate C	7%	20%	31%	187% F	71% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

D Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

F Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Years ended September 30,

2009

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.17	.21	.23
Net realized and unrealized gain (loss)	.28	(3.76)	2.07
Total from investment operations	.45	(3.55)	2.30
Distributions from net investment income	(.21)	(.24)	(.21)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.21)	(.27)	(.23)
Net asset value, end of period	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.82%	.78%	.82% A
Expenses net of all reductions	.81%	.77%	.81% A
Net investment income (loss)	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	7%	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .12%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class B, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Loans & Direct Debt Instruments	Less than .01% to ..02%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements	.12%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	.02%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Funds investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of September 30, 2009 for each Fund are categorized as Level 1 in the disclosure hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .12%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Asset Manager 20%	$ 2,320,526,472	$ 78,239,968	$ (44,195,760)	$ 34,044,208
Fidelity Asset Manager 30%	69,578,504	3,791,376	(1,984,644)	1,806,732
Fidelity Asset Manager 40%	43,307,076	3,231,344	(1,715,084)	1,516,260
Fidelity Asset Manager 50%	5,831,938,017	401,683,673	(172,665,119)	229,018,554
Fidelity Asset Manager 60%	62,341,965	6,016,542	(2,914,369)	3,102,173
Fidelity Asset Manager 70%	2,304,553,089	168,821,740	(39,280,641)	129,541,099
Fidelity Asset Manager 85%	529,049,895	60,045,047	(20,710,930)	39,334,117
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Asset Manager 20%	$ 3,231,942	$ -	$ (109,929,389)
Fidelity Asset Manager 30%	338,932	-	(270,253)
Fidelity Asset Manager 40%	420,655	-	(565,738)
Fidelity Asset Manager 50%	31,305,659	-	(544,429,664)
Fidelity Asset Manager 60%	807,681	-	(1,075,548)
Fidelity Asset Manager 70%	31,792,709	-	(408,374,215)
Fidelity Asset Manager 85%	5,634,571	-	(117,371,899)

The tax character of distributions paid was as follows:

September 30, 2009
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 71,793,201	$ -	$ 71,793,201
Fidelity Asset Manager 30%	1,165,886	-	1,165,886
Fidelity Asset Manager 40%	608,662	-	608,662
Fidelity Asset Manager 50%	183,355,430	-	183,355,430
Fidelity Asset Manager 60%	387,880	-	387,880
Fidelity Asset Manager 70%	54,439,794	-	54,439,794
Fidelity Asset Manager 85%	7,455,362	-	7,455,362
September 30, 2008
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 124,816,062	$ 15,864,447	$ 140,680,509
Fidelity Asset Manager 30%	595,233	-	595,233
Fidelity Asset Manager 40%	228,368	-	228,368
Fidelity Asset Manager 50%	609,187,068	187,189,636	796,376,704
Fidelity Asset Manager 60%	36,701	-	36,701
Fidelity Asset Manager 70%	75,537,733	-	75,537,733
Fidelity Asset Manager 85%	10,588,284	-	10,588,284

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Funds use derivative instruments ("derivatives"), including futures contracts, in order to meet their investment objectives. The Funds' strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

While utilizing derivatives in pursuit of their investment objectives, the Funds are exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Funds:

Futures Contracts. The Funds use futures contracts to manage their exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Funds since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. At the end of the period, the Funds had no open futures contracts.

5. Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of each applicable Funds' value of derivatives by primary risk exposure as of period end, if any, is included at the end of each applicable Funds' Schedule of Investments. The table below reflects each applicable Funds' realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ (7,536,941)	$ 1,367,696
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (7,536,941)	$ 1,367,696
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ (55,838)	$ 10,142
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (55,838)	$ 10,142
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ (47,735)	$ 8,693
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (47,735)	$ 8,693
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ (35,226,589)	$ 6,392,238
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (35,226,589)	$ 6,392,238
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ (119,603)	$ 21,732
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (119,603)	$ 21,732

Annual Report

5. Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ (13,233,029)	$ 2,377,530
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (13,233,029)	$ 2,377,530
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ (5,201,232)	$ 934,495
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ (5,201,232)	$ 934,495

(a) Derivatives realized gain (loss) and change in unrealized gain (loss) is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	472,453,488	246,669,523
Fidelity Asset Manager 30%	38,456,666	4,211,268
Fidelity Asset Manager 40%	28,946,922	6,608,613
Fidelity Asset Manager 50%	790,779,159	868,896,422
Fidelity Asset Manager 60%	41,798,650	9,935,958
Fidelity Asset Manager 70%	266,947,990	267,250,954
Fidelity Asset Manager 85%	154,974,623	28,267,406

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 35,451	$ 8,147
Class T	.25%	.25%	31,678	-
Class B	.75%	.25%	21,872	16,407
Class C	.75%	.25%	53,115	23,897
			$ 142,116	$ 48,451

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Asset Manager 30%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 4,966	$ 353
Class T	.25%	.25%	6,424	94
Class B	.75%	.25%	5,230	4,018
Class C	.75%	.25%	16,330	9,418
			$ 32,950	$ 13,883
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 8,469	$ 2,038
Class T	.25%	.25%	8,896	3,680
Class B	.75%	.25%	11,215	10,619
Class C	.75%	.25%	12,418	10,076
			$ 40,998	$ 26,413
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 35,783	$ 8,704
Class T	.25%	.25%	32,176	-
Class B	.75%	.25%	21,470	16,103
Class C	.75%	.25%	53,845	18,028
			$ 143,274	$ 42,835
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 9,474	$ 2,053
Class T	.25%	.25%	11,262	936
Class B	.75%	.25%	10,869	8,890
Class C	.75%	.25%	14,307	7,543
			$ 45,912	$ 19,422
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 184,712	$ 14,864
Class T	.25%	.25%	198,940	674
Class B	.75%	.25%	168,247	126,244
Class C	.75%	.25%	292,129	30,776
			$ 844,028	$ 172,558
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 37,197	$ 3,132
Class T	.25%	.25%	19,112	-
Class B	.75%	.25%	22,375	16,781
Class C	.75%	.25%	48,329	17,452
			$ 127,013	$ 37,365

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 21,202
Class T	4,939
Class B*	4,495
Class C*	1,667
$ 32,303

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 30%	Retained by FDC
Class A	$ 7,922
Class T	1,607
Class B*	103
Class C*	109
$ 9,741
Fidelity Asset Manager 40%
Class A	$ 5,816
Class T	3,206
Class B*	665
Class C*	327
$ 10,014
Fidelity Asset Manager 50%
Class A	$ 22,279
Class T	5,098
Class B*	7,545
Class C*	3,234
$ 38,156
Fidelity Asset Manager 60%
Class A	$ 11,714
Class T	4,574
Class B*	1,130
Class C*	981
$ 18,399
Fidelity Asset Manager 70%
Class A	$ 23,651
Class T	11,239
Class B*	46,808
Class C*	2,881
$ 84,579
Fidelity Asset Manager 85%
Class A	$ 22,099
Class T	3,263
Class B*	5,076
Class C*	1,165
$ 31,603

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets
Class A	$ 22,038.15
Class T	9,444.15
Class B	4,821.22
Class C	9,093.17
Asset Manager 20%	2,166,490.11
Institutional Class	1,976.09
	$ 2,213,862

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 30%	Amount	% of Average Net Assets
Class A	$ 3,214.16
Class T	1,975.15
Class B	1,079.21
Class C	2,415.15
Asset Manager 30%	37,691.11
Institutional Class	627.13
	$ 47,001
Fidelity Asset Manager 40%
Class A	$ 5,235.16
Class T	2,496.14
Class B	1,289.11
Class C	1,646.13
Asset Manager 40%	22,448.12
Institutional Class	879.09
	$ 33,993
Fidelity Asset Manager 50%
Class A	$ 31,443.22
Class T	15,385.24
Class B	6,570.31
Class C	14,413.27
Asset Manager 50%	11,688,323.22
Institutional Class	2,121.14
	$ 11,758,255
Fidelity Asset Manager 60%
Class A	$ 11,127.29
Class T	5,792.26
Class B	3,222.30
Class C	3,801.27
Asset Manager 60%	56,447.22
Institutional Class	1,391.20
	$ 81,780
Fidelity Asset Manager 70%
Class A	$ 231,378.31
Class T	126,884.32
Class B	54,231.32
Class C	85,931.29
Asset Manager 70%	4,591,301.25
Institutional Class	61,440.28
	$ 5,151,165
Fidelity Asset Manager 85%
Class A	$ 40,659.27
Class T	11,114.29
Class B	7,349.33
Class C	14,410.30
Asset Manager 85%	1,137,645.30
Institutional Class	1,678.17
	$ 1,212,855

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 11,798,692.31%		$ 1,327

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Asset Manager 20%	$ 9,344
Fidelity Asset Manager 30%	159
Fidelity Asset Manager 40%	107
Fidelity Asset Manager 50%	25,181
Fidelity Asset Manager 60%	126
Fidelity Asset Manager 70%	9,507
Fidelity Asset Manager 85%	1,811

During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Fidelity Asset Manager 20%
Class B	1.65%	$ 819
Fidelity Asset Manager 30%
Class A	.90%	6,168
Class T	1.15%	3,974
Class B	1.65%	1,856
Class C	1.65%	4,967
Asset Manager 30%	.65%	88,074
Institutional Class	.65%	1,505
Fidelity Asset Manager 40%
Class A	.90%	14,539
Class T	1.15%	7,904
Class B	1.65%	4,875
Class C	1.65%	5,537
Asset Manager 40%	.65%	75,024
Institutional Class	.65%	4,118

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 50%
Class B	1.85%	$ 109
Fidelity Asset Manager 60%
Class A	1.10%	16,958
Class T	1.35%	9,424
Class B	1.85%	4,995
Class C	1.85%	6,321
Asset Manager 60%	.85%	93,574
Institutional Class	.85%	2,489

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced these class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 57,925

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Transfer Agent expense reduction

Fidelity Asset Manager 20%	$ 33,288	$ -
Fidelity Asset Manager 30%	1,023	-
Fidelity Asset Manager 40%	1,096	-
Fidelity Asset Manager 50%	290,234	-
Fidelity Asset Manager 60%	2,262	-
Fidelity Asset Manager 70%	165,252	-
Institutional Class	-	9
Fidelity Asset Manager 85%	40,635	-

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2009	2008
Fidelity Asset Manager 20%
From net investment income
Class A	$ 437,282	$ 217,282
Class T	183,229	139,471
Class B	54,423	38,980
Class C	126,202	66,883
Asset Manager 20%	70,916,093	90,572,886
Institutional Class	75,972	68,611
Total	$ 71,793,201	$ 91,104,113
From net realized gain
Class A	$ -	$ 111,897
Class T	-	88,892
Class B	-	24,291
Class C	-	35,012
Asset Manager 20%	-	49,278,678
Institutional Class	-	37,626
Total	$ -	$ 49,576,396

Annual Report

10. Distributions to Shareholders - continued

Years ended September 30,	2009	2008
Fidelity Asset Manager 30% A
From net investment income
Class A	$ 52,355	$ 15,489
Class T	32,661	9,224
Class B	11,038	3,594
Class C	34,391	12,880
Asset Manager 30%	1,021,321	550,353
Institutional Class	14,120	3,693
Total	$ 1,165,886	$ 595,233
Fidelity Asset Manager 40% A
From net investment income
Class A	$ 72,060	$ 27,725
Class T	39,765	24,685
Class B	20,040	15,306
Class C	21,439	15,599
Asset Manager 40%	425,812	119,398
Institutional Class	29,546	25,655
Total	$ 608,662	$ 228,368
Fidelity Asset Manager 50%
From net investment income
Class A	$ 397,973	$ 185,719
Class T	166,065	112,972
Class B	46,365	29,127
Class C	113,113	67,942
Asset Manager 50%	177,932,255	239,444,583
Institutional Class	38,741	26,633
Total	$ 178,694,512	$ 239,866,976
From net realized gain
Class A	$ 8,976	$ 359,333
Class T	4,405	290,067
Class B	1,523	98,729
Class C	3,756	225,372
Asset Manager 50%	4,641,464	555,465,189
Institutional Class	794	71,038
Total	$ 4,660,918	$ 556,509,728
Fidelity Asset Manager 60% A
From net investment income
Class A	$ 47,042	$ 7,307
Class T	27,701	2,841
Class B	7,436	1,840
Class C	11,096	1,840
Asset Manager 60%	284,188	18,398
Institutional Class	10,417	4,475
Total	$ 387,880	$ 36,701
Fidelity Asset Manager 70%
From net investment income
Class A B	$ 1,931,219	$ -
Class T B	1,065,951	-
Class B B	447,034	-
Class C B	727,522	-
Asset Manager 70%	49,684,258	72,024,349
Institutional Class B	583,810	-
Total	$ 54,439,794	$ 72,024,349
From net realized gain
Asset Manager 70%	$ -	$ 3,513,384

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended September 30,	2009	2008
Fidelity Asset Manager 85%
From net investment income
Class A	$ 236,401	$ 150,986
Class T	60,047	34,666
Class B	22,565	23,020
Class C	40,556	54,595
Asset Manager 85%	7,078,878	9,096,274
Institutional Class	16,915	3,940
Total	$ 7,455,362	$ 9,363,481
From net realized gain
Class A	$ -	$ 20,022
Class T	-	5,093
Class B	-	4,288
Class C	-	9,298
Asset Manager 85%	-	1,185,614
Institutional Class	-	488
Total	$ -	$ 1,224,803

A Prior period distributions are for the period October 9, 2007 (commencement of operations) to September 30, 2008.

B Prior period distributions are for the period September 23, 2008 (commencement of operations) to September 30, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Fidelity Asset Manager 20%
Class A
Shares sold	1,881,552	723,971	$ 20,262,428	$ 8,907,277
Reinvestment of distributions	36,721	20,064	395,323	246,151
Shares redeemed	(551,418)	(301,654)	(5,902,669)	(3,651,098)
Net increase (decrease)	1,366,855	442,381	$ 14,755,082	$ 5,502,330
Class T
Shares sold	556,534	207,033	$ 5,957,883	$ 2,528,153
Reinvestment of distributions	15,725	16,854	167,994	207,671
Shares redeemed	(154,805)	(97,145)	(1,648,787)	(1,189,971)
Net increase (decrease)	417,454	126,742	$ 4,477,090	$ 1,545,853
Class B
Shares sold	172,271	148,755	$ 1,835,013	$ 1,806,819
Reinvestment of distributions	4,084	4,541	43,418	55,799
Shares redeemed	(120,458)	(55,802)	(1,269,080)	(672,403)
Net increase (decrease)	55,897	97,494	$ 609,351	$ 1,190,215
Class C
Shares sold	590,588	269,755	$ 6,323,524	$ 3,257,302
Reinvestment of distributions	8,209	5,896	87,576	72,166
Shares redeemed	(141,658)	(83,185)	(1,492,459)	(1,003,632)
Net increase (decrease)	457,139	192,466	$ 4,918,641	$ 2,325,836
Asset Manager 20%
Shares sold	58,768,202	58,898,445	$ 637,513,025	$ 723,714,675
Reinvestment of distributions	6,354,880	10,897,714	67,864,384	134,543,532
Shares redeemed	(69,477,950)	(64,781,528)	(731,982,311)	(791,199,186)
Net increase (decrease)	(4,354,868)	5,014,631	$ (26,604,902)	$ 67,059,021
Institutional Class
Shares sold	137,005	180,834	$ 1,434,782	$ 2,308,608
Reinvestment of distributions	6,581	8,001	70,199	98,769
Shares redeemed	(66,987)	(56,367)	(711,929)	(687,919)
Net increase (decrease)	76,599	132,468	$ 793,052	$ 1,719,458

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Fidelity Asset Manager 30% A
Class A
Shares sold	414,025	144,653	$ 3,417,018	$ 1,379,463
Reinvestment of distributions	5,517	1,332	44,542	12,471
Shares redeemed	(76,929)	(12,117)	(581,256)	(111,408)
Net increase (decrease)	342,613	133,868	$ 2,880,304	$ 1,280,526
Class T
Shares sold	161,111	133,157	$ 1,317,197	$ 1,249,065
Reinvestment of distributions	4,011	983	32,253	9,168
Shares redeemed	(47,688)	(10,072)	(365,440)	(93,877)
Net increase (decrease)	117,434	124,068	$ 984,010	$ 1,164,356
Class B
Shares sold	79,409	55,559	$ 635,086	$ 524,350
Reinvestment of distributions	1,314	382	10,518	3,594
Shares redeemed	(50,703)	(392)	(394,045)	(3,644)
Net increase (decrease)	30,020	55,549	$ 251,559	$ 524,300
Class C
Shares sold	174,653	186,960	$ 1,440,050	$ 1,749,175
Reinvestment of distributions	4,010	1,370	32,219	12,797
Shares redeemed	(74,546)	(15,226)	(607,066)	(143,734)
Net increase (decrease)	104,117	173,104	$ 865,203	$ 1,618,238
Asset Manager 30%
Shares sold	6,904,812	5,359,391	$ 55,910,068	$ 50,914,907
Reinvestment of distributions	123,690	56,102	996,564	525,162
Shares redeemed	(3,262,135)	(2,411,599)	(25,731,823)	(22,329,751)
Net increase (decrease)	3,766,367	3,003,894	$ 31,174,809	$ 29,110,318
Institutional Class
Shares sold	85,817	23,759	$ 690,781	$ 231,444
Reinvestment of distributions	1,745	391	13,913	3,693
Shares redeemed	(26,231)	-	(202,728)	-
Net increase (decrease)	61,331	24,150	$ 501,966	$ 235,137
Fidelity Asset Manager 40%A
Class A
Shares sold	949,479	250,703	$ 6,910,670	$ 2,436,280
Reinvestment of distributions	9,317	2,933	69,821	27,298
Shares redeemed	(867,182)	(12,251)	(6,423,492)	(109,719)
Net increase (decrease)	91,614	241,385	$ 556,999	$ 2,353,859
Class T
Shares sold	151,870	227,454	$ 1,163,455	$ 2,214,040
Reinvestment of distributions	5,024	2,641	38,279	24,648
Shares redeemed	(137,056)	(11,458)	(1,041,565)	(102,562)
Net increase (decrease)	19,838	218,637	$ 160,169	$ 2,136,126
Class B
Shares sold	75,414	164,587	$ 591,777	$ 1,626,346
Reinvestment of distributions	2,558	1,632	19,564	15,307
Shares redeemed	(97,756)	(2,203)	(742,267)	(19,407)
Net increase (decrease)	(19,784)	164,016	$ (130,926)	$ 1,622,246
Class C
Shares sold	99,725	185,184	$ 770,448	$ 1,826,153
Reinvestment of distributions	2,748	1,654	20,997	15,523
Shares redeemed	(99,318)	(22,232)	(755,114)	(200,684)
Net increase (decrease)	3,155	164,606	$ 36,331	$ 1,640,992

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Asset Manager 40%
Shares sold	3,849,199	1,762,049	$ 29,825,562	$ 16,509,845
Reinvestment of distributions	55,087	12,657	419,676	116,657
Shares redeemed	(1,075,285)	(477,589)	(8,018,930)	(4,363,370)
Net increase (decrease)	2,829,001	1,297,117	$ 22,226,308	$ 12,263,132
Institutional Class
Shares sold	13,481	156,120	$ 108,903	$ 1,556,663
Reinvestment of distributions	3,839	2,743	29,314	25,655
Shares redeemed	(70,040)	-	(528,051)	-
Net increase (decrease)	(52,720)	158,863	$ (389,834)	$ 1,582,318
Fidelity Asset Manager 50%
Class A
Shares sold	1,405,280	701,937	$ 16,539,899	$ 10,522,398
Reinvestment of distributions	33,431	34,512	384,422	528,926
Shares redeemed	(364,826)	(176,302)	(4,155,231)	(2,573,190)
Net increase (decrease)	1,073,885	560,147	$ 12,769,090	$ 8,478,134
Class T
Shares sold	545,417	321,333	$ 6,332,321	$ 4,828,159
Reinvestment of distributions	13,658	25,741	157,088	396,949
Shares redeemed	(169,205)	(108,476)	(1,916,167)	(1,580,570)
Net increase (decrease)	389,870	238,598	$ 4,573,242	$ 3,644,538
Class B
Shares sold	180,306	140,799	$ 2,100,830	$ 2,118,896
Reinvestment of distributions	3,715	6,699	42,668	103,082
Shares redeemed	(85,486)	(45,273)	(956,143)	(662,500)
Net increase (decrease)	98,535	102,225	$ 1,187,355	$ 1,559,478
Class C
Shares sold	485,121	230,335	$ 5,631,940	$ 3,467,980
Reinvestment of distributions	6,698	14,272	76,866	220,179
Shares redeemed	(159,202)	(78,688)	(1,747,618)	(1,165,992)
Net increase (decrease)	332,617	165,919	$ 3,961,188	$ 2,522,167
Asset Manager 50%
Shares sold	32,974,289	28,976,509	$ 383,017,644	$ 439,124,893
Reinvestment of distributions	15,343,644	49,866,308	176,555,039	772,727,250
Shares redeemed	(89,247,824)	(116,862,705)	(998,197,300)	(1,770,033,572)
Net increase (decrease)	(40,929,891)	(38,019,888)	$ (438,624,617)	$ (558,181,429)
Institutional Class
Shares sold	160,648	64,415	$ 1,795,413	$ 1,084,439
Reinvestment of distributions	3,452	6,272	39,144	97,072
Shares redeemed	(20,390)	(45,377)	(236,895)	(667,764)
Net increase (decrease)	143,710	25,310	$ 1,597,662	$ 513,747
Fidelity Asset Manager 60% A
Class A
Shares sold	626,963	508,064	$ 4,408,112	$ 4,661,791
Reinvestment of distributions	7,097	761	46,058	7,307
Shares redeemed	(310,140)	(114,471)	(2,115,814)	(1,028,696)
Net increase (decrease)	323,920	394,354	$ 2,338,356	$ 3,640,402
Class T
Shares sold	416,315	186,969	$ 2,870,184	$ 1,747,896
Reinvestment of distributions	3,579	283	23,192	2,720
Shares redeemed	(152,802)	(32,399)	(1,011,101)	(277,952)
Net increase (decrease)	267,092	154,853	$ 1,882,275	$ 1,472,664
Class B
Shares sold	142,861	138,223	$ 1,024,160	$ 1,314,613
Reinvestment of distributions	1,109	192	7,209	1,840
Shares redeemed	(97,132)	(2,557)	(678,465)	(22,565)
Net increase (decrease)	46,838	135,858	$ 352,904	$ 1,293,888

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class C
Shares sold	185,591	210,884	$ 1,330,330	$ 1,970,860
Reinvestment of distributions	1,710	192	11,096	1,840
Shares redeemed	(149,285)	(3,246)	(992,160)	(27,889)
Net increase (decrease)	38,016	207,830	$ 349,266	$ 1,944,811
Asset Manager 60%
Shares sold	6,524,913	3,150,368	$ 46,957,848	$ 28,160,474
Reinvestment of distributions	42,505	1,882	275,857	18,064
Shares redeemed	(3,253,446)	(362,700)	(22,687,629)	(3,178,965)
Net increase (decrease)	3,313,972	2,789,550	$ 24,546,076	$ 24,999,573
Institutional Class
Shares sold	54,932	99,914	$ 380,285	$ 989,544
Reinvestment of distributions	1,605	466	10,417	4,475
Shares redeemed	(55,951)	(916)	(394,752)	(7,979)
Net increase (decrease)	586	99,464	$ (4,050)	$ 986,040
Fidelity Asset Manager 70%
Class A B
Shares sold	2,173,509	20,467	$ 24,367,312	$ 370,778
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	6,533,497	-	92,514,323
Reinvestment of distributions	173,733	-	1,832,882	-
Shares redeemed	(2,500,085)	(17,859)	(28,216,639)	(315,305)
Net increase (decrease)	(152,843)	6,536,105	$ (2,016,445)	$ 92,569,796
Class T B
Shares sold	558,875	5,194	$ 6,345,694	$ 138,458
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	3,860,173	-	54,660,040
Reinvestment of distributions	97,734	-	1,031,095	-
Shares redeemed	(1,157,915)	(12,767)	(12,984,993)	(237,608)
Net increase (decrease)	(501,306)	3,852,600	$ (5,608,204)	$ 54,560,890
Class B B
Shares sold	175,683	8,599	$ 1,996,401	$ 132,691
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,725,798	-	24,437,297
Reinvestment of distributions	39,046	-	411,939	-
Shares redeemed	(614,001)	(7,056)	(6,696,000)	(105,755)
Net increase (decrease)	(399,272)	1,727,341	$ (4,287,660)	$ 24,464,233
Class C B
Shares sold	421,289	2,918	$ 4,898,274	$ 217,647
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	2,780,313	-	39,369,233
Reinvestment of distributions	60,708	-	640,464	-
Shares redeemed	(756,167)	(10,650)	(8,424,208)	(326,514)
Net increase (decrease)	(274,170)	2,772,581	$ (2,885,470)	$ 39,260,366
Asset Manager 70%
Shares sold	15,475,772	12,436,796	$ 179,846,118	$ 201,255,406
Reinvestment of distributions	4,628,030	4,363,853	48,825,720	74,272,772
Shares redeemed	(28,165,016)	(33,660,002)	(314,686,965)	(549,568,450)
Net increase (decrease)	(8,061,214)	(16,859,353)	$ (86,015,127)	$ (274,040,272)
Institutional Class B
Shares sold	711,407	10,330	$ 8,732,520	$ 152,572
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,881,221	-	26,638,086
Reinvestment of distributions	55,050	-	580,778	-
Shares redeemed	(501,161)	(3,734)	(5,787,688)	(57,654)
Net increase (decrease)	265,296	1,887,817	$ 3,525,610	$ 26,733,004
Fidelity Asset Manager 85%
Class A
Shares sold	1,227,157	881,000	$ 11,123,956	$ 11,708,813
Reinvestment of distributions	27,818	11,613	230,607	164,450
Shares redeemed	(419,528)	(212,398)	(3,964,719)	(2,755,503)
Net increase (decrease)	835,447	680,215	$ 7,389,844	$ 9,117,760

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended September 30,	2009	2008	2009	2008
Class T
Shares sold	219,201	302,865	$ 1,968,756	$ 3,973,155
Reinvestment of distributions	6,419	2,802	53,147	39,626
Shares redeemed	(107,692)	(52,286)	(922,904)	(680,328)
Net increase (decrease)	117,928	253,381	$ 1,098,999	$ 3,332,453
Class B
Shares sold	128,701	152,342	$ 1,146,718	$ 2,031,969
Reinvestment of distributions	2,567	1,841	21,255	26,000
Shares redeemed	(75,871)	(39,226)	(628,100)	(510,836)
Net increase (decrease)	55,397	114,957	$ 539,873	$ 1,547,133
Class C
Shares sold	396,579	329,559	$ 3,589,931	$ 4,362,588
Reinvestment of distributions	3,717	3,034	30,743	42,720
Shares redeemed	(215,928)	(86,632)	(1,937,775)	(1,115,724)
Net increase (decrease)	184,368	245,961	$ 1,682,899	$ 3,289,584
Asset Manager 85%
Shares sold	16,408,620	11,096,127	$ 153,803,706	$ 149,870,831
Reinvestment of distributions	831,961	709,187	6,921,914	10,063,914
Shares redeemed	(10,231,882)	(10,707,014)	(90,681,889)	(142,112,234)
Net increase (decrease)	7,008,699	1,098,300	$ 70,043,731	$ 17,822,511
Institutional Class
Shares sold	106,499	62,723	$ 906,473	$ 834,204
Reinvestment of distributions	1,865	180	15,502	2,553
Shares redeemed	(38,520)	(13,803)	(327,053)	(173,778)
Net increase (decrease)	69,844	49,100	$ 594,922	$ 662,979

A Prior period amounts are for the period October 9, 2007 (commencement of operations) to September 30, 2008.

B Prior period amounts are for the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

13. Merger Information.

On September 26, 2008, Fidelity Asset Manager 70% acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Asset Manager 70% Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on May 15, 2008. The acquisition was accomplished by an exchange of 6,533,497, 3,860,173, 1,725,798, 2,780,313 and 1,881,221 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 9,324,617, 5,534,757, 2,486,431, 4,011,919, and 2,679,998 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.92, $9.88, $9.83, $9.81, and $9.94, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Fidelity Advisor Asset Manager 70% Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity Advisor Asset Manager 70% Fund's net assets, including $21,261,054 of unrealized depreciation, were combined with the Fund's net assets of $2,365,472,024 for total net assets after the acquisition of $2,603,091,003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85% (the Funds), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85% as of September 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2009

Annual Report
Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, and Fidelity Asset Manager 60% (funds of Fidelity Charles Street Trust)at September 30, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Charles Street Trust and Fidelity Charles Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 20, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	2.31%
Asset Manager 30%	2.42%
Asset Manager 40%	2.29%
Asset Manager 50%	1.47%
Asset Manager 60%	1.48%
Asset Manager 70%	1.10%
Asset Manager 85%	0.82%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2009 to September 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$55,754,842
Asset Manager 30%	$1,165,886
Asset Manager 40%	$608,662
Asset Manager 50%	$106,168,575
Asset Manager 60%	$387,880
Asset Manager 70%	$23,253,756
Asset Manager 85%	$2,399,380

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Asset Manager 20%	Institutional Class
November 2008	8%
December 2008	8%
February 2009	9%
March 2009	9%
April 2009	9%
May 2009	9%
June 2009	9%
July 2009	9%
August 2009	9%
September 2009	9%
Asset Manager 30%	Institutional Class
October 2008	1%
November 2008	14%
December 2008	14%
February 2009	16%
March 2009	16%
April 2009	16%
May 2009	15%
June 2009	16%
July 2009	16%
August 2009	15%
September 2009	16%
Asset Manager 40%	Institutional Class
October 2008	1%
December 2008	17%
April 2009	28%
July 2009	29%
Asset Manager 50%	Institutional Class
December 2008	19%
April 2009	30%
July 2009	31%
Asset Manager 60%	Institutional Class
December 2008	29%
Asset Manager 70%	Institutional Class
December 2008	32%
Asset Manager 85%	Institutional Class
December 2008	45%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Asset Manager 20%	Institutional Class
November 2008	9%
December 2008	10%
February 2009	11%
March 2009	11%
April 2009	11%
May 2009	11%
June 2009	11%
July 2009	11%
August 2009	11%
September 2009	11%
Asset Manager 30%	Institutional Class
October 2008	1%
November 2008	15%
December 2008	15%
February 2009	18%
March 2009	18%
April 2009	18%
May 2009	18%
June 2009	18%
July 2009	18%
August 2009	18%
September 2009	18%
Asset Manager 40%	Institutional Class
October 2008	1%
December 2008	20%
April 2009	37%
July 2009	39%
Asset Manager 50%	Institutional Class
December 2008	22%
April 2009	40%
July 2009	41%
Asset Manager 60%	Institutional Class
December 2008	40%
Asset Manager 70%	Institutional Class
December 2008	45%
Asset Manager 85%	Institutional Class
December 2008	66%

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,660,446,788.00	93.389
Withheld	329,898,915.93	6.611
TOTAL	4,990,345,703.93	100.000
Albert R. Gamper, Jr.
Affirmative	4,697,750,297.49	94.137
Withheld	292,595,406.44	5.863
TOTAL	4,990,345,703.93	100.000
Abigail P. Johnson
Affirmative	4,656,658,858.01	93.313
Withheld	333,686,845.92	6.687
TOTAL	4,990,345,703.93	100.000
Arthur E. Johnson
Affirmative	4,686,159,283.49	93.905
Withheld	304,186,420.44	6.095
TOTAL	4,990,345,703.93	100.000
Michael E. Kenneally
Affirmative	4,709,830,377.70	94.379
Withheld	280,515,326.23	5.621
TOTAL	4,990,345,703.93	100.000
James H. Keyes
Affirmative	4,703,388,873.28	94.250
Withheld	286,956,830.65	5.750
TOTAL	4,990,345,703.93	100.000
Marie L. Knowles
Affirmative	4,693,994,899.89	94.062
Withheld	296,350,804.04	5.938
TOTAL	4,990,345,703.93	100.000
Kenneth L. Wolfe
Affirmative	4,685,695,252.60	93.895
Withheld	304,650,451.33	6.105
TOTAL	4,990,345,703.93	100.000
PROPOSAL 3

For Fidelity Asset Manager 50%, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	539,153,192.91	20.836
Against	1,835,063,285.57	70.918
Abstain	99,089,558.45	3.830
Broker Non-Votes	114,273,518.88	4.416
TOTAL	2,587,579,555.81	100.000
PROPOSAL 3

For Fidelity Asset Manager 70%, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	194,624,056.06	22.806
Against	548,661,062.57	64.291
Abstain	49,188,619.67	5.764
Broker Non-Votes	60,927,022.52	7.139
TOTAL	853,400,760.82	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue each fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class (for the retail class in the case of Asset Manager 70%), as well as each fund's relative investment performance for each class (for the retail class in the case of Asset Manager 70%) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods, as available.

For each of Asset Manager 20% and Asset Manager 50%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For each of Asset Manager 30%, Asset Manager 40%, and Asset Manager 60%, because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the total returns of the retail class and Class C of the fund, the cumulative total return of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

For Asset Manager 70%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Asset Manager 70% (retail class) of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor classes of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Asset Manager 70% (retail class).

For Asset Manager 85%, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Each fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

Fidelity Asset Manager 20%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 20% (retail class) of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Fidelity Asset Manager 30%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 30% (retail class) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 40% (retail class) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 50%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 50% (retail class) of the fund was in the second quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

Annual Report

Fidelity Asset Manager 60%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 60% (retail class) of the fund was in the third quartile for the period shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Fidelity Asset Manager 70%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 70% (retail class) of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance during 2009. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Asset Manager 85% (retail class) of the fund was in the second quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance during 2009.

For each fund, the Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG% of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Annual Report

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Asset Manager 85%

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each class of Asset Manager 20% ranked below its competitive median for 2008.

The Board noted that the total expenses of each class of Asset Manager 30% ranked below its competitive median for 2008.

The Board noted that the total expenses of each class of Asset Manager 40% ranked below its competitive median for 2008.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Asset Manager 50% (retail class) of Fidelity Asset Manager 50% ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and Fidelity Asset Manager 60% (retail class) of Fidelity Asset Manager 60% ranked below its competitive median for 2008 and the total expenses of Class T ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and Fidelity Asset Manager 70% (retail class) of Fidelity Asset Manager 70% ranked below its competitive median for the period and the total expenses of each of Class T and Class B ranked above its competitive median for the period. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that the total expenses of each of Class A, Class C, Institutional Class, and Fidelity Asset Manager 85% (retail class) of Fidelity Asset Manager 85% ranked below its competitive median for 2008 and the total expenses of each of Class T and Class B ranked above its competitive median for 2008. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

Annual Report

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-UANNPRO-1109
1.878282.101

Fidelity®
Series Broad Market Opportunities
Fund

(Formerly Fidelity Broad Market Opportunities Fund)

Annual Report

September 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of fund A
Fidelity ® Series Broad Market Opportunities	2.78%	-9.43%

A From August 21, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Series Broad Market Opportunities on August 21, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equity markets came almost full circle during the 12 months ending September 30, 2009, recouping large portions of the deep losses suffered in last fall's big sell-off. The failure or near-collapse of several large players in the global financials sector set off a panicky period for investors, ultimately leading to a drying up of credit, scant confidence in the equity markets and a massive flight to quality. Sensing a potential meltdown of the worldwide financial system, governments responded with intervention programs to restore liquidity to the credit markets and stimulate economic growth. In early March, as signs of improvement were emerging, equity markets began to rally sharply. The Standard & Poor's 500SM Index returned -6.91% for the year, the blue-chip Dow Jones Industrial AverageSM returned -7.38% and the technology-laden Nasdaq Composite® Index gained 2.53%. International equities, which had fared worse than their domestic counterparts during the sell-off, outperformed for the year as a whole, with the MSCI® EAFE® Index (Europe, Australasia, Far East) - a measure of developed markets outside the U.S. and Canada - advancing 3.37%, bolstered in large part by a weaker dollar.

Comments from Geoff Stein and Christopher Sharpe, who became Co-Lead Managers of Fidelity® Series Broad Market Opportunities Fund on June 1, 2009: The fund returned 2.78% for the year, beating the -6.25% result of the Dow Jones U.S. Total Stock Market IndexSM. Strong stock selection drove the fund's outperformance. Shifting into higher-beta - meaning more-volatile - stocks during the first quarter of 2009 proved to be the right strategy at the right time to capitalize on the ensuing market rally. In total, nine of the 10 underlying equity sector central funds beat their respective components of the benchmark, with consumer discretionary performing in line with its benchmark component. Favorable security selection in technology contributed the most, followed by picks in financials, health care, industrials and energy. From a market-capitalization perspective, overweighting mid- and small-cap stocks was the correct positioning, as stocks in these tiers outperformed their large-cap counterparts amid a sustained market recovery during the period's second half. Among the biggest individual contributors were an underweighting in weak-performing industrial conglomerate General Electric and overweightings in telecommunications equipment provider Starent Networks and insurer Fidelity National Financial. A small average cash position of roughly 2% also helped. Key detractors were overweightings in finance company CIT Group and regional bank holding company KeyCorp. CIT Group was sold during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Actual	1.00%	$ 1,000.00	$ 1,453.90	$ 6.15
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.05	$ 5.06

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity Sector Central Funds.
Top Ten Stocks as of September 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.5	0.9
Procter & Gamble Co.	1.3	1.6
Google, Inc. Class A	1.1	0.9
Pfizer, Inc.	1.1	0.5
CVS Caremark Corp.	0.9	0.9
Microsoft Corp.	0.9	0.9
PepsiCo, Inc.	0.9	1.0
Charles Schwab Corp.	0.8	0.0
Covidien PLC	0.8	0.0
Medco Health Solutions, Inc.	0.8	0.9
	10.1
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Stocks 98.2%	Stocks 98.1%
Bonds 0.0%	Bonds 0.1%
Convertible Securities 0.2%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 1.7%

Annual Report

Investment Changes (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of September 30, 2009
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Information Technology Central Fund	18.6
Fidelity Financials Central Fund	14.2
Fidelity Health Care Central Fund	14.1
Fidelity Energy Central Fund	11.3
Fidelity Consumer Staples Central Fund	11.1
Fidelity Industrials Central Fund	10.2
Fidelity Consumer Discretionary Central Fund	9.7
Fidelity Utilities Central Fund	4.2
Fidelity Materials Central Fund	3.5
Fidelity Telecom Services Central Fund	3.1
Total Equity Sector Central Funds	100.0
Net Other Assets	0.0
Total	100.0
At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 15.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Equity Sector Central Funds - 100.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,285	$ 302,539
Fidelity Consumer Staples Central Fund (a)	3,051	348,319
Fidelity Energy Central Fund (a)	3,566	353,430
Fidelity Financials Central Fund (a)	7,607	442,631
Fidelity Health Care Central Fund (a)	4,374	441,806
Fidelity Industrials Central Fund (a)	3,154	320,505
Fidelity Information Technology Central Fund (a)	4,725	580,895
Fidelity Materials Central Fund (a)	877	110,386
Fidelity Telecom Services Central Fund (a)	985	98,099
Fidelity Utilities Central Fund (a)	1,478	130,473
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,716,378)		3,129,083
NET OTHER ASSETS - 0.0%		704
NET ASSETS - 100%		$ 3,129,787
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 4,662
Fidelity Consumer Staples Central Fund	8,714
Fidelity Energy Central Fund	4,050
Fidelity Financials Central Fund	11,040
Fidelity Health Care Central Fund	5,675
Fidelity Industrials Central Fund	6,651
Fidelity Information Technology Central Fund	4,431
Fidelity Materials Central Fund	2,050
Fidelity Telecom Services Central Fund	2,049
Fidelity Utilities Central Fund	4,698
Total	$ 54,020
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 397,265	$ 145,856	$ 215,926	$ 302,539	0.1%
Fidelity Consumer Staples Central Fund	440,860	205,428	273,110	348,319	0.1%
Fidelity Energy Central Fund	496,317	242,510	322,433	353,430	0.1%
Fidelity Financials Central Fund	711,636	252,270	405,062	442,631	0.1%
Fidelity Health Care Central Fund	550,440	224,934	314,520	441,806	0.1%
Fidelity Industrials Central Fund	487,278	145,706	253,637	320,505	0.1%
Fidelity Information Technology Central Fund	636,167	226,694	381,065	580,895	0.1%
Fidelity Materials Central Fund	153,938	45,451	92,099	110,386	0.1%
Fidelity Telecom Services Central Fund	114,302	57,092	82,453	98,099	0.1%
Fidelity Utilities Central Fund	157,597	72,657	87,530	130,473	0.1%
Total	$ 4,145,800	$ 1,618,598	$ 2,427,835	$ 3,129,083
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity Sector Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.3%
Switzerland	2.6%
Ireland	1.5%
China	1.4%
United Kingdom	1.4%
Bermuda	1.1%
Cayman Islands	1.0%
Netherlands	1.0%
Others (individually less than 1%)	5.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $860,845 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $713,407 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (cost $3,716,378) - See accompanying schedule		$ 3,129,083
Cash		23,319
Receivable for investments sold		4,192
Receivable for fund shares sold		6,233
Prepaid expenses		16
Receivable from investment adviser for expense reductions		7,126
Total assets		3,169,969

Liabilities
Payable for investments purchased	$ 3,355
Payable for fund shares redeemed	4,129
Accrued management fee	1,453
Other affiliated payables	496
Other payables and accrued expenses	30,749
Total liabilities		40,182

Net Assets		$ 3,129,787
Net Assets consist of:
Paid in capital		$ 4,392,324
Undistributed net investment income		11,857
Accumulated undistributed net realized gain (loss) on investments		(687,099)
Net unrealized appreciation (depreciation) on investments		(587,295)
Net Assets, for 389,469 shares outstanding		$ 3,129,787
Net Asset Value, offering price and redemption price per share ($3,129,787 ÷ 389,469 shares)		$ 8.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Income from Fidelity Central Funds		$ 54,020
Interest		15
Total income		54,035

Expenses
Management fee	$ 16,548
Transfer agent fees	5,748
Accounting fees and expenses	1,140
Custodian fees and expenses	19,469
Independent trustees' compensation	11
Audit	34,606
Legal	14
Miscellaneous	75
Total expenses before reductions	77,611
Expense reductions	(48,680)	28,931
Net investment income (loss)		25,104
Realized and Unrealized Gain (Loss) Fidelity Central Funds		(640,016)
Change in net unrealized appreciation (depreciation) on: Investment securities		432,536
Net gain (loss)		(207,480)
Net increase (decrease) in net assets resulting from operations		$ (182,376)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,104	$ 27,154
Net realized gain (loss)	(640,016)	(65,513)
Change in net unrealized appreciation (depreciation)	432,536	(1,122,803)
Net increase (decrease) in net assets resulting from operations	(182,376)	(1,161,162)
Distributions to shareholders from net investment income	(17,086)	(7,629)
Share transactions Proceeds from sales of shares	1,515,127	4,532,585
Reinvestment of distributions	17,086	7,629
Cost of shares redeemed	(2,336,625)	(855,540)
Net increase (decrease) in net assets resulting from share transactions	(804,412)	3,684,674
Total increase (decrease) in net assets	(1,003,874)	2,515,883

Net Assets
Beginning of period	4,133,661	1,617,778
End of period (including undistributed net investment income of $11,857 and undistributed net investment income of $3,620, respectively)	$ 3,129,787	$ 4,133,661
Other Information Shares
Sold	243,207	468,605
Issued in reinvestment of distributions	2,941	728
Redeemed	(382,139)	(94,549)
Net increase (decrease)	(135,991)	374,784

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.07	.01
Net realized and unrealized gain (loss)	.16 G	(2.91)	.73
Total from investment operations	.21	(2.84)	.74
Distributions from net investment income	(.04)	(.03)	-
Net asset value, end of period	$ 8.04	$ 7.87	$ 10.74
Total Return B, C	2.78%	(26.51)%	7.40%
Ratios to Average Net Assets E, I
Expenses before reductions	2.64%	2.35%	11.66% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	.99%	.99%	1.00% A
Net investment income (loss)	.86%	.76%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,130	$ 4,134	$ 1,618
Portfolio turnover rate F	54%	21%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period August 21, 2007 (commencement of operations) to September 30, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) (formerly Fidelity Broad Market Opportunities Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Equity Sector Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Funds Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. All inputs to value investments as of September 30, 2009, for the Fund are categorized as Level 1 in the disclosure hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax provisions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 296,424
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ 296,424
Undistributed ordinary income	$ 15,282
Capital loss carryforward	$ (860,845)
Cost for federal income tax purposes	$ 2,832,659

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 17,086	$ 7,629

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $1,618,600 and $2,427,834, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets. FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $48,249.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $363 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $68.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Series Broad Market Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Broad Market Opportunities Fund (formerly Fidelity Broad Market Opportunities Fund) (a fund of Fidelity Charles Street Trust) at September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Broad Market Opportunities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 19, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of .46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government Securities which is generally exempt from the state income tax.

The fund designates 99% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 93% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,660,446,788.00	93.389
Withheld	329,898,915.93	6.611
TOTAL	4,990,345,703.93	100.000
Albert R. Gamper, Jr.
Affirmative	4,697,750,297.49	94.137
Withheld	292,595,406.44	5.863
TOTAL	4,990,345,703.93	100.000
Abigail P. Johnson
Affirmative	4,656,658,858.01	93.313
Withheld	333,686,845.92	6.687
TOTAL	4,990,345,703.93	100.000
Arthur E. Johnson
Affirmative	4,686,159,283.49	93.905
Withheld	304,186,420.44	6.095
TOTAL	4,990,345,703.93	100.000
Michael E. Kenneally
Affirmative	4,709,830,377.70	94.379
Withheld	280,515,326.23	5.621
TOTAL	4,990,345,703.93	100.000
James H. Keyes
Affirmative	4,703,388,873.28	94.250
Withheld	286,956,830.65	5.750
TOTAL	4,990,345,703.93	100.000
Marie L. Knowles
Affirmative	4,693,994,899.89	94.062
Withheld	296,350,804.04	5.938
TOTAL	4,990,345,703.93	100.000
Kenneth L. Wolfe
Affirmative	4,685,695,252.60	93.895
Withheld	304,650,451.33	6.105
TOTAL	4,990,345,703.93	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Broad Market Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2008, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Series Broad Market Opportunities Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for the period shown. The Board also stated that the investment performance of the fund was below its benchmark for the period shown. The Board also reviewed the fund's performance during 2009. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Series Broad Market Opportunities Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2008. The Board also noted that the fund's relatively small asset size results in relatively high other expenses (such as custody, audit, and legal) in basis points.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other funds advised by FMR or an affiliate, it continues to incur management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

BMO-ANN-1109
1.848237.102

Item 2. Code of Ethics

As of the end of the period, September 30, 2009, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 50%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$32,000	$-	$6,000	$-
Fidelity Asset Manager 50%	$33,000	$-	$7,900	$-
Fidelity Asset Manager 70%	$36,000	$-	$6,500	$-
Fidelity Asset Manager 85%	$32,000	$-	$6,000	$-

September 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$50,000	$-	$6,000	$-
Fidelity Asset Manager 50%	$56,000	$-	$6,600	$-
Fidelity Asset Manager 70%	$53,000	$-	$6,000	$-
Fidelity Asset Manager 85%	$53,000	$-	$6,000	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 60%, and Fidelity Broad Market Opportunities Fund (the "Funds"):

Services Billed by PwC

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 30%	$42,000	$-	$5,400	$400
Fidelity Asset Manager 40%	$42,000	$-	$5,400	$400
Fidelity Asset Manager 60%	$42,000	$-	$5,400	$400
Fidelity Broad Market Opportunities Fund	$27,000	$-	$6,400	$1,600

September 30, 2008 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 30%	$29,000	$-	$2,700	$1,100
Fidelity Asset Manager 40%	$29,000	$-	$2,700	$1,100
Fidelity Asset Manager 60%	$29,000	$-	$2,700	$1,100
Fidelity Broad Market Opportunities Fund	$20,000	$-	$1,700	$900

A Amounts may reflect rounding.

B Fidelity Asset Manager 30%, Fidelity Asset Manager 40% and Fidelity Asset Manager 60% commenced operations on October 9, 2007.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2009A	September 30, 2008A
Audit-Related Fees	$1,020,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$280,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by PwC

	September 30, 2009A	September 30, 2008A
Audit-Related Fees	$2,930,000	$2,000,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2009 A	September 30, 2008 A
PwC	$3,560,000	$2,715,000
Deloitte Entities	$1,565,000	$905,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 25, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 25, 2009